                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]   AIM CAPITAL DEVELOPMENT FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -1.22%
Class B Shares                                                                   -1.61
Class C Shares                                                                   -1.51
Class R Shares                                                                   -1.34
Class Y Shares                                                                   -1.13
Investor Class Shares                                                            -1.32
S&P 500 Index (Triangle) (Broad Market Index)                                    -8.52
Russell Midcap Growth Index (Triangle) (Style-Specific Index)                     2.71
Lipper Mid-Cap Growth Funds Index (Triangle) (Peer Group Index)                   0.66

(Triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL MIDCAP--REGISTERED TRADEMARK--GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap--REGISTERED TRADEMARK-- Growth Index is a
trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is
a trademark of the Frank Russell Company.

   The LIPPER MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM CAPITAL DEVELOPMENT FUND

==========================================   ==========================================   OR SALE OF FUND SHARES. INVESTMENT RETURN
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
applicable sales charges                     quarter-end, including maximum applicable    SHARES.
                                             sales charges
CLASS A SHARES                                                                               THE NET ANNUAL FUND OPERATING EXPENSE
Inception (6/17/96)                  4.64%   CLASS A SHARES                               RATIO SET FORTH IN THE MOST RECENT FUND
10 Years                             2.44    Inception (6/17/96)                  3.76%   PROSPECTUS AS OF THE DATE OF THIS REPORT
 5 Years                            -3.02    10 Years                             1.57    FOR CLASS A, CLASS B, CLASS C, CLASS R,
 1 Year                            -40.43     5 Years                            -5.71    CLASS Y AND INVESTOR CLASS SHARES WAS
                                              1 Year                            -43.32    1.26%, 2.01%, 2.01%, 1.51%, 1.01% AND
CLASS B SHARES                                                                            1.26%, RESPECTIVELY.(1) THE TOTAL ANNUAL
Inception (10/1/96)                  3.77%   CLASS B SHARES                               FUND OPERATING EXPENSE RATIO SET FORTH IN
10 Years                             2.45    Inception (10/1/96)                  2.87%   THE MOST RECENT FUND PROSPECTUS AS OF THE
 5 Years                            -2.86    10 Years                             1.59    DATE OF THIS REPORT FOR CLASS A, CLASS B,
 1 Year                            -40.54     5 Years                            -5.56    CLASS C, CLASS R, CLASS Y AND INVESTOR
                                              1 Year                            -43.43    CLASS SHARES WAS 1.27%, 2.02%, 2.02%,
CLASS C SHARES                                                                            1.52%, 1.02% AND 1.27%, RESPECTIVELY. THE
Inception (8/4/97)                   2.18%   CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
10 Years                             2.31    Inception (8/4/97)                   1.21%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 5 Years                            -2.61    10 Years                             1.43    SECTIONS OF THIS REPORT THAT ARE BASED ON
 1 Year                            -38.01     5 Years                            -5.32    EXPENSES INCURRED DURING THE PERIOD
                                              1 Year                            -41.03    COVERED BY THIS REPORT.
CLASS R SHARES
10 Years                             2.83%   CLASS R SHARES                                  CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years                            -2.13    10 Years                             1.95%   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                            -37.08     5 Years                            -4.84    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                              1 Year                            -40.12    APPLICABLE CONTINGENT DEFERRED SALES
CLASS Y SHARES                                                                            CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
10 Years                             3.04%   CLASS Y SHARES                               CDSC ON CLASS B SHARES DECLINES FROM 5%
 5 Years                            -1.88    10 Years                             2.16%   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 1 Year                            -36.84     5 Years                            -4.62    THE BEGINNING OF THE SEVENTH YEAR. THE
                                              1 Year                            -39.96    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
INVESTOR CLASS SHARES                                                                     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
10 Years                             3.03%   INVESTOR CLASS SHARES                        HAVE A FRONT-END SALES CHARGE; RETURNS
 5 Years                            -1.90    10 Years                             2.14%   SHOWN ARE AT NET ASSET VALUE AND DO NOT
 1 Year                            -36.97     5 Years                            -4.64    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                              1 Year                            -40.06    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
==========================================   ==========================================   ASSETS WITHIN THE FIRST YEAR. CLASS Y
                                                                                          SHARES AND INVESTOR CLASS SHARES DO NOT
CLASS R SHARES' INCEPTION DATE IS JUNE 3,       INVESTOR CLASS SHARES' INCEPTION DATE     HAVE A FRONT-END SALES CHARGE OR A CDSC;
2002. RETURNS SINCE THAT DATE ARE            IS NOVEMBER 30, 2004. RETURNS SINCE THAT     THEREFORE, PERFORMANCE IS AT NET ASSET
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DATE ARE HISTORICAL RETURNS. ALL OTHER       VALUE.
BLENDED RETURNS OF HISTORICAL CLASS R        RETURNS ARE BLENDED RETURNS OF HISTORICAL
SHARE PERFORMANCE AND RESTATED CLASS A       INVESTOR CLASS SHARE PERFORMANCE AND            THE PERFORMANCE OF THE FUND'S SHARE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      RESTATED CLASS A SHARE PERFORMANCE (FOR      CLASSES WILL DIFFER PRIMARILY DUE TO
THE INCEPTION DATE OF CLASS R SHARES) AT     PERIODS PRIOR TO THE INCEPTION DATE OF       DIFFERENT SALES CHARGE STRUCTURES AND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     INVESTOR CLASS SHARES) AT NET ASSET VALUE,   CLASS EXPENSES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   WHICH RESTATED PERFORMANCE WILL REFLECT
R SHARES. CLASS A SHARES' INCEPTION DATE     THE RULE 12B-1 FEES APPLICABLE TO CLASS A    (1) Total annual operating expenses less
IS JUNE 17, 1996.                            SHARES FOR THE PERIOD USING BLENDED             any contractual fee waivers and/or
                                             RETURNS. CLASS A SHARES' INCEPTION DATE IS      expense reimbursements by the advisor
   CLASS Y SHARES' INCEPTION DATE IS         JUNE 17, 1996.                                  in effect through at least June 30,
OCTOBER 3, 2008; RETURNS SINCE THAT DATE                                                     2009. See current prospectus for more
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE       THE PERFORMANCE DATA QUOTED REPRESENT        information.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      PAST PERFORMANCE AND CANNOT GUARANTEE
PERFORMANCE AND RESTATED CLASS A SHARE       COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE (FOR PERIODS PRIOR TO THE        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
INCEPTION DATE OF CLASS Y SHARES) AT NET     VISIT INVESCOAIM.COM FOR THE MOST RECENT
ASSET VALUE. THE RESTATED CLASS A SHARE      MONTH-END PERFORMANCE. PERFORMANCE FIGURES
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     REFLECT REINVESTED DISTRIBUTIONS, CHANGES
APPLICABLE TO CLASS A SHARES AS WELL AS      IN NET ASSET VALUE AND THE EFFECT OF THE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    MAXIMUM SALES CHARGE UNLESS OTHERWISE
RECEIVED BY CLASS A SHARES. CLASS A          STATED. PERFORMANCE FIGURES DO NOT REFLECT
SHARES' INCEPTION DATE IS JUNE 17, 1996.     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
                                             ON FUND DISTRIBUTIONS


3   AIM CAPITAL DEVELOPMENT FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
  [CROCKETT PHOTO]     shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined
   Bruce Crockett      investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

    [TAYLOR PHOTO]        Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
    Philip Taylor      risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS-98.92%

AEROSPACE & DEFENSE-0.93%

L-3 Communications Holdings, Inc.                       102,740    $  7,823,651
===============================================================================


AIR FREIGHT & LOGISTICS-0.97%

Robinson (C.H.) Worldwide, Inc.                         153,805       8,176,274
===============================================================================


APPAREL RETAIL-4.07%

Aeropostale, Inc.(b)                                    287,994       9,783,156
-------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                         568,603       8,426,697
-------------------------------------------------------------------------------
Guess?, Inc.                                            260,430       6,781,597
-------------------------------------------------------------------------------
Ross Stores, Inc.                                       246,950       9,369,283
===============================================================================
                                                                     34,360,733
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.30%

Carter's, Inc.(b)                                        88,367       1,889,287
-------------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                  1,065,359      17,535,809
===============================================================================
                                                                     19,425,096
===============================================================================


APPLICATION SOFTWARE-3.95%

Adobe Systems Inc.(b)                                   403,617      11,038,925
-------------------------------------------------------------------------------
Amdocs Ltd.(b)                                          334,561       7,002,361
-------------------------------------------------------------------------------
ANSYS, Inc.(b)                                          151,487       4,184,071
-------------------------------------------------------------------------------
Solera Holdings Inc.(b)                                 487,668      11,128,584
===============================================================================
                                                                     33,353,941
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-3.54%

Affiliated Managers Group, Inc.(b)                      242,161      13,766,853
-------------------------------------------------------------------------------
Northern Trust Corp.                                    153,556       8,347,304
-------------------------------------------------------------------------------
State Street Corp.                                      226,312       7,724,029
===============================================================================
                                                                     29,838,186
===============================================================================


AUTOMOTIVE RETAIL-0.96%

O'Reilly Automotive, Inc.(b)                            207,969       8,079,596
===============================================================================


BIOTECHNOLOGY-1.11%

Genzyme Corp.(b)                                         89,844       4,791,381
-------------------------------------------------------------------------------
Grifols S.A. (Spain)                                    259,985       4,564,627
===============================================================================
                                                                      9,356,008
===============================================================================


CASINOS & GAMING-1.19%

Scientific Games Corp.-Class A(b)                       575,323      10,062,399
===============================================================================


COMMUNICATIONS EQUIPMENT-0.00%

Lantronix Inc.-Wts. expiring 02/09/11 (Acquired
  02/09/07; Cost $0)(b)(c)                                7,454               0
===============================================================================


COMPUTER & ELECTRONICS RETAIL-1.14%

Best Buy Co., Inc.                                      250,428       9,611,427
===============================================================================


COMPUTER STORAGE & PERIPHERALS-2.53%

NetApp, Inc.(b)                                         414,486       7,585,094
-------------------------------------------------------------------------------
Western Digital Corp.(b)                                586,104      13,785,166
===============================================================================
                                                                     21,370,260
===============================================================================


CONSTRUCTION & ENGINEERING-0.98%

Quanta Services, Inc.(b)                                138,779       3,154,447
-------------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                                151,529       5,080,767
===============================================================================
                                                                      8,235,214
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.12%

Alliance Data Systems Corp.(b)                          211,620       8,860,529
-------------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                      287,878       9,027,854
===============================================================================
                                                                     17,888,383
===============================================================================


DEPARTMENT STORES-1.51%

Kohl's Corp.(b)                                          88,506       4,013,747
-------------------------------------------------------------------------------
Nordstrom, Inc.                                         386,619       8,749,188
===============================================================================
                                                                     12,762,935
===============================================================================


DISTRIBUTORS-1.57%

LKQ Corp.(b)                                            779,645      13,238,372
===============================================================================


DIVERSIFIED METALS & MINING-0.96%

Freeport-McMoRan Copper & Gold, Inc.                    189,595       8,086,227
===============================================================================


DIVERSIFIED SUPPORT SERVICES-1.21%

Copart, Inc.(b)                                         324,984      10,201,248
===============================================================================


DRUG RETAIL-0.96%

Shoppers Drug Mart Corp. (Canada)                       224,047       8,074,104
===============================================================================


EDUCATION SERVICES-2.63%

Apollo Group Inc.-Class A(b)                            140,603       8,850,959
-------------------------------------------------------------------------------
Capella Education Co.(b)                                 76,540       3,932,625
-------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                        93,038       9,375,439
===============================================================================
                                                                     22,159,023
===============================================================================


ELECTRONIC COMPONENTS-0.99%

Amphenol Corp.-Class A                                  247,615       8,379,292
===============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-0.26%

Mettler-Toledo International Inc.(b)                     36,163       2,228,726
===============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.64%

Republic Services, Inc.                                 657,583      13,809,243
===============================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.74%

Potash Corp. of Saskatchewan Inc. (Canada)               72,492       6,269,833
===============================================================================


GENERAL MERCHANDISE STORES-1.00%

Family Dollar Stores, Inc.                              254,874       8,459,268
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CAPITAL DEVELOPMENT FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.07%

Zimmer Holdings, Inc.(b)                                204,854    $  9,011,527
===============================================================================


HEALTH CARE FACILITIES-0.76%

Psychiatric Solutions, Inc.(b)                          115,914       2,247,572
-------------------------------------------------------------------------------
VCA Antech, Inc.(b)                                     167,898       4,200,808
===============================================================================
                                                                      6,448,380
===============================================================================


HEALTH CARE SERVICES-4.88%

DaVita, Inc.(b)                                         182,107       8,444,302
-------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                155,006       9,915,734
-------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA-ADR (Germany)      166,293       6,403,943
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)                  96,703       6,203,497
-------------------------------------------------------------------------------
Omnicare, Inc.                                          398,634      10,248,880
===============================================================================
                                                                     41,216,356
===============================================================================


HOME ENTERTAINMENT SOFTWARE-0.98%

Activision Blizzard, Inc.(b)                            767,768       8,268,861
===============================================================================


HOTELS, RESORTS & CRUISE LINES-0.28%

Marriott International, Inc.-Class A                     98,753       2,326,621
===============================================================================


HOUSEHOLD APPLIANCES-1.18%

Stanley Works (The)                                     262,599       9,986,640
===============================================================================


HOUSEHOLD PRODUCTS-1.02%

Church & Dwight Co., Inc.                               157,736       8,582,416
===============================================================================


HOUSEWARES & SPECIALTIES-1.95%

Jarden Corp.(b)                                         820,046      16,482,925
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.11%

Robert Half International, Inc.                         390,112       9,370,490
===============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.62%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $12,297,138)(b)(c)                                    878,367       5,270,202
===============================================================================


INVESTMENT BANKING & BROKERAGE-4.94%

Lazard Ltd.-Class A                                     352,133       9,613,231
-------------------------------------------------------------------------------
Morgan Stanley                                          509,784      12,051,294
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                            491,993       9,092,031
-------------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                          685,718      10,909,773
===============================================================================
                                                                     41,666,329
===============================================================================


IT CONSULTING & OTHER SERVICES-1.65%

Cognizant Technology Solutions Corp.-Class A(b)         563,054      13,958,109
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-1.28%

Pharmaceutical Product Development, Inc.                173,290       3,398,217
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                       209,996       7,366,660
===============================================================================
                                                                     10,764,877
===============================================================================


MANAGED HEALTH CARE-0.24%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $13,947,028)(b)(c)                                  1,014,837       2,029,674
===============================================================================


METAL & GLASS CONTAINERS-2.74%

Crown Holdings, Inc.(b)                                 541,739      11,945,345
-------------------------------------------------------------------------------
Pactiv Corp.(b)                                         510,442      11,158,262
===============================================================================
                                                                     23,103,607
===============================================================================


OIL & GAS DRILLING-1.03%

Noble Corp.                                             317,452       8,675,963
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-3.14%

Baker Hughes Inc.                                       117,609       4,184,528
-------------------------------------------------------------------------------
BJ Services Co.                                         335,201       4,655,942
-------------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)                     99,010       8,240,602
-------------------------------------------------------------------------------
Weatherford International Ltd. (Switzerland)(b)         565,974       9,412,148
===============================================================================
                                                                     26,493,220
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.93%

Continental Resources, Inc.(b)                          510,885      11,929,165
-------------------------------------------------------------------------------
Petrohawk Energy Corp.(b)                               458,870      10,829,332
-------------------------------------------------------------------------------
Range Resources Corp.                                   252,388      10,087,948
-------------------------------------------------------------------------------
Southwestern Energy Co.(b)                              243,839       8,744,067
===============================================================================
                                                                     41,590,512
===============================================================================


PERSONAL PRODUCTS-0.99%

Estee Lauder Cos. Inc. (The)-Class A                    278,845       8,337,465
===============================================================================


PHARMACEUTICALS-0.93%

Mylan Inc.(b)                                           288,531       3,823,036
-------------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)                          108,400       4,040,068
===============================================================================
                                                                      7,863,104
===============================================================================


RESEARCH & CONSULTING SERVICES-2.85%

Equifax Inc.                                            396,481      11,561,386
-------------------------------------------------------------------------------
IHS Inc.-Class A(b)                                     301,337      12,463,298
===============================================================================
                                                                     24,024,684
===============================================================================


SECURITY & ALARM SERVICES-1.22%

Corrections Corp. of America(b)                         725,963      10,257,857
===============================================================================


SEMICONDUCTOR EQUIPMENT-3.37%

ASML Holding N.V.-New York Shares (Netherlands)         432,433       9,145,958
-------------------------------------------------------------------------------
KLA-Tencor Corp.                                        370,090      10,266,297
-------------------------------------------------------------------------------
Lam Research Corp.(b)                                   324,507       9,047,255
===============================================================================
                                                                     28,459,510
===============================================================================


SEMICONDUCTORS-3.19%

Altera Corp.                                            231,196       3,770,807
-------------------------------------------------------------------------------
Intersil Corp.-Class A                                  793,069       9,199,600
-------------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)                        400,616       4,398,764
-------------------------------------------------------------------------------
ON Semiconductor Corp.(b)                             1,754,261       9,508,094
===============================================================================
                                                                     26,877,265
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CAPITAL DEVELOPMENT FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SPECIALIZED FINANCE-1.15%

IntercontinentalExchange Inc.(b)                         52,657    $  4,612,753
-------------------------------------------------------------------------------
MSCI Inc.-Class A(b)                                    242,417       5,088,333
===============================================================================
                                                                      9,701,086
===============================================================================


STEEL-0.92%

Nucor Corp.                                             190,729       7,760,763
===============================================================================


SYSTEMS SOFTWARE-3.45%

CA Inc.                                                 372,323       6,422,572
-------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(b)      501,283      11,614,727
-------------------------------------------------------------------------------
McAfee Inc.(b)                                          295,815      11,104,895
===============================================================================
                                                                     29,142,194
===============================================================================


TRADING COMPANIES & DISTRIBUTORS-2.14%

Fastenal Co.                                            233,398       8,953,148
-------------------------------------------------------------------------------
W.W. Grainger, Inc.                                     108,648       9,113,394
===============================================================================
                                                                     18,066,542
===============================================================================


TRUCKING-3.40%

Con-way Inc.                                            385,991       9,564,857
-------------------------------------------------------------------------------
Heartland Express, Inc.                                 659,468       9,859,046
-------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                    330,064       9,281,400
===============================================================================
                                                                     28,705,303
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.25%

American Tower Corp.-Class A(b)                         406,967      12,925,272
-------------------------------------------------------------------------------
Crown Castle International Corp.(b)                     246,678       6,048,544
===============================================================================
                                                                     18,973,816
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $830,585,825)                                          834,665,737
===============================================================================



MONEY MARKET FUNDS-2.44%

Liquid Assets Portfolio-Institutional Class(d)       10,289,454      10,289,454
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             10,289,454      10,289,454
===============================================================================
     Total Money Market Funds (Cost $20,578,908)                     20,578,908
===============================================================================
TOTAL INVESTMENTS-101.36% (Cost $851,164,733)                       855,244,645
===============================================================================
OTHER ASSETS LESS LIABILITIES-(1.36)%                               (11,500,693)
===============================================================================
NET ASSETS-100.00%                                                 $843,743,952
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $7,299,876, which represented 0.87% of the Fund's Net Assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Information Technology                                               22.5%
-------------------------------------------------------------------------
Consumer Discretionary                                               19.8
-------------------------------------------------------------------------
Industrials                                                          16.4
-------------------------------------------------------------------------
Health Care                                                          10.3
-------------------------------------------------------------------------
Financials                                                            9.6
-------------------------------------------------------------------------
Energy                                                                9.1
-------------------------------------------------------------------------
Materials                                                             5.4
-------------------------------------------------------------------------
Consumer Staples                                                      3.0
-------------------------------------------------------------------------
Telecommunication Services                                            2.2
-------------------------------------------------------------------------
Utilities                                                             0.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.1
_________________________________________________________________________
=========================================================================








See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $830,585,825)                           $  834,665,737
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         20,578,908
==================================================================================
     Total investments, at value (Cost $851,164,733)                   855,244,645
==================================================================================
Receivables for:
  Investments sold                                                       5,244,705
----------------------------------------------------------------------------------
  Fund shares sold                                                         631,062
----------------------------------------------------------------------------------
  Dividends                                                                147,766
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           38,594
----------------------------------------------------------------------------------
Other assets                                                                95,798
==================================================================================
     Total assets                                                      861,402,570
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 14,219,086
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 2,328,867
----------------------------------------------------------------------------------
Accrued fees to affiliates                                                 822,195
----------------------------------------------------------------------------------
Accrued other operating expenses                                           121,658
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         166,812
==================================================================================
     Total liabilities                                                  17,658,618
==================================================================================
Net assets applicable to shares outstanding                         $  843,743,952
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,307,089,339
----------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (3,281,644)
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (464,143,655)
----------------------------------------------------------------------------------
Unrealized appreciation                                                  4,079,912
==================================================================================
                                                                    $  843,743,952
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $  591,073,159
__________________________________________________________________________________
==================================================================================
Class B                                                             $   57,513,016
__________________________________________________________________________________
==================================================================================
Class C                                                             $   56,421,109
__________________________________________________________________________________
==================================================================================
Class R                                                             $   45,787,350
__________________________________________________________________________________
==================================================================================
Class Y                                                             $    3,203,314
__________________________________________________________________________________
==================================================================================
Investor Class                                                      $    5,993,706
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $   83,752,298
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 56,322,792
__________________________________________________________________________________
==================================================================================
Class B                                                                  6,272,711
__________________________________________________________________________________
==================================================================================
Class C                                                                  6,161,790
__________________________________________________________________________________
==================================================================================
Class R                                                                  4,446,136
__________________________________________________________________________________
==================================================================================
Class Y                                                                    304,752
__________________________________________________________________________________
==================================================================================
Investor Class                                                             570,763
__________________________________________________________________________________
==================================================================================
Institutional Class                                                      7,594,536
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $        10.49
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.49 divided by 94.50%)                  $        11.10
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $         9.17
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $         9.16
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $        10.30
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $        10.51
__________________________________________________________________________________
==================================================================================
Investor Class:
  Net asset value and offering price per share                      $        10.50
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        11.03
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CAPITAL DEVELOPMENT FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $33,299)                            $   2,988,826
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             215,456
================================================================================================
     Total investment income                                                           3,204,282
================================================================================================


EXPENSES:

Advisory fees                                                                          2,693,390
------------------------------------------------------------------------------------------------
Administrative services fees                                                             120,886
------------------------------------------------------------------------------------------------
Custodian fees                                                                            43,143
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                693,078
------------------------------------------------------------------------------------------------
  Class B                                                                                292,551
------------------------------------------------------------------------------------------------
  Class C                                                                                267,746
------------------------------------------------------------------------------------------------
  Class R                                                                                104,581
------------------------------------------------------------------------------------------------
  Investor Class                                                                           6,743
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      1,766,974
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      38,137
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 23,904
------------------------------------------------------------------------------------------------
Other                                                                                    282,081
================================================================================================
     Total expenses                                                                    6,333,214
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (38,117)
================================================================================================
     Net expenses                                                                      6,295,097
================================================================================================
Net investment income (loss)                                                          (3,090,815)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(5,446,992))                                                    (176,970,116)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (229,532)
================================================================================================
                                                                                    (177,199,648)
================================================================================================
Change in net unrealized appreciation of investment securities                       156,556,988
================================================================================================
Net realized and unrealized gain (loss)                                              (20,642,660)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $ (23,733,475)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,          OCTOBER 31,
                                                                               2009                 2008
-------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $  (3,090,815)     $   (11,068,275)
-------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (177,199,648)        (285,914,722)
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       156,556,988         (580,587,089)
=============================================================================================================
     Net increase (decrease) in net assets resulting from operations         (23,733,475)        (877,570,086)
=============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --         (140,744,177)
-------------------------------------------------------------------------------------------------------------
  Class B                                                                             --          (21,706,955)
-------------------------------------------------------------------------------------------------------------
  Class C                                                                             --          (16,003,458)
-------------------------------------------------------------------------------------------------------------
  Class R                                                                             --           (7,944,239)
-------------------------------------------------------------------------------------------------------------
  Investor Class                                                                      --           (1,169,225)
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --          (14,048,801)
=============================================================================================================
     Total distributions from net realized gains                                     --          (201,616,855)
=============================================================================================================
Share transactions-net:
  Class A                                                                    (56,402,565)         (86,424,712)
-------------------------------------------------------------------------------------------------------------
  Class B                                                                    (13,766,971)         (40,359,126)
-------------------------------------------------------------------------------------------------------------
  Class C                                                                     (6,310,658)          (8,669,452)
-------------------------------------------------------------------------------------------------------------
  Class R                                                                     (1,444,018)          16,154,798
-------------------------------------------------------------------------------------------------------------
  Class Y                                                                        503,876            2,980,068
-------------------------------------------------------------------------------------------------------------
  Investor Class                                                                (157,354)             569,498
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,417,051)          40,670,738
=============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (79,994,741)         (75,078,188)
=============================================================================================================
     Net increase (decrease) in net assets                                  (103,728,216)      (1,154,265,129)
=============================================================================================================


NET ASSETS:

  Beginning of period                                                        947,472,168        2,101,737,297
=============================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(3,281,644) and $(190,829), respectively)                            $ 843,743,952      $   947,472,168
_____________________________________________________________________________________________________________
=============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM CAPITAL DEVELOPMENT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation)

12        AIM CAPITAL DEVELOPMENT FUND
      until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Over $350 million                                            0.625%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $18,497.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,491.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $28,215 in front-end sales commissions from the sale of Class A shares and $1,726, $43,574 and $2,679 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


13        AIM CAPITAL DEVELOPMENT FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $843,380,141
--------------------------------------
Level 2                     4,564,628
--------------------------------------
Level 3                     7,299,876
======================================
                         $855,244,645
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities purchases of $4,002,122 and securities sales of $2,372,477, which resulted in net realized gains (losses) of $(5,446,992).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $18,129.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $3,289 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


14        AIM CAPITAL DEVELOPMENT FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                   $276,783,464
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $374,696,597 and $420,229,377, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 91,185,626
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (97,266,257)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (6,080,631)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $861,325,276.




15        AIM CAPITAL DEVELOPMENT FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 APRIL 30, 2009(a)                  OCTOBER 31, 2008
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    4,904,059     $  46,242,845      10,466,747     $ 173,790,170
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      424,443         3,510,232         717,587        10,509,769
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      583,908         4,805,776       1,388,328        20,635,417
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                    1,003,468         9,216,499       2,447,457        39,495,157
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   106,517           939,860         245,067         2,989,378
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                66,703           632,840         241,584         3,952,625
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,103,123        10,902,758       4,837,148        87,952,001
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --       7,215,958       131,474,753
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --       1,273,477        20,477,506
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --         940,033        15,096,928
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --                --         442,823         7,944,249
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    --                --          62,973         1,148,632
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --         701,740        13,340,070
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                      826,765         7,833,600       1,935,908        30,895,336
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (945,053)       (7,833,600)     (2,194,637)      (30,895,336)
==========================================================================================================================
Reacquired:
  Class A(b)                                               (11,937,296)     (110,479,010)    (27,126,112)     (422,584,971)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,175,193)       (9,443,603)     (2,861,478)      (40,451,065)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,368,167)      (11,116,434)     (3,218,025)      (44,401,797)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                   (1,158,708)      (10,660,517)     (2,029,430)      (31,284,608)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (45,988)         (435,984)           (844)           (9,310)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (84,570)         (790,194)       (282,337)       (4,531,759)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,368,519)      (13,319,809)     (3,630,710)      (60,621,333)
==========================================================================================================================
     Net increase (decrease) in share activity              (9,064,508)    $ (79,994,741)     (8,426,743)    $ (75,078,188)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     242,809      $ 2,964,694
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (221,114)      (2,699,804)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                              (21,677)       ( 264,890)
     ____________________________________________________________________________________________________
     ====================================================================================================





16        AIM CAPITAL DEVELOPMENT FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES              DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM     FROM NET     NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT     REALIZED    VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS      GAINS       OF PERIOD  RETURN(b)  (000S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $10.62     $(0.03)       $(0.10)      $(0.13)       $   --       $10.49       (1.22)%   $  591,073
Year ended 10/31/08           21.59      (0.10)        (8.85)       (8.95)        (2.02)       10.62      (45.35)       664,270
Year ended 10/31/07           19.73      (0.13)         3.99         3.86         (2.00)       21.59       21.13      1,511,918
Year ended 10/31/06           18.85      (0.10)         3.53         3.43         (2.55)       19.73       19.86      1,095,204
Year ended 10/31/05           17.86      (0.11)         2.52         2.41         (1.42)       18.85       13.87        800,830
Year ended 10/31/04           16.66      (0.08)         1.70         1.62         (0.42)       17.86        9.87        617,194
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      9.32      (0.06)        (0.09)       (0.15)           --         9.17       (1.61)        57,513
Year ended 10/31/08           19.33      (0.20)        (7.79)       (7.99)        (2.02)        9.32      (45.71)        74,231
Year ended 10/31/07           17.98      (0.25)         3.60         3.35         (2.00)       19.33       20.27        213,235
Year ended 10/31/06           17.51      (0.22)         3.24         3.02         (2.55)       17.98       18.92        236,175
Year ended 10/31/05           16.79      (0.22)         2.36         2.14         (1.42)       17.51       13.09        317,492
Year ended 10/31/04           15.79      (0.18)         1.60         1.42         (0.42)       16.79        9.13        376,355
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      9.30      (0.06)        (0.08)       (0.14)           --         9.16       (1.51)        56,421
Year ended 10/31/08           19.30      (0.19)        (7.79)       (7.98)        (2.02)        9.30      (45.74)        64,620
Year ended 10/31/07           17.96      (0.25)         3.59         3.34         (2.00)       19.30       20.23        151,259
Year ended 10/31/06           17.50      (0.22)         3.23         3.01         (2.55)       17.96       18.88        109,424
Year ended 10/31/05           16.77      (0.22)         2.37         2.15         (1.42)       17.50       13.16         88,316
Year ended 10/31/04           15.78      (0.18)         1.59         1.41         (0.42)       16.77        9.07         73,929
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     10.44      (0.04)        (0.10)       (0.14)           --        10.30       (1.34)        45,787
Year ended 10/31/08           21.30      (0.14)        (8.70)       (8.84)        (2.02)       10.44      (45.46)        48,027
Year ended 10/31/07           19.53      (0.18)         3.95         3.77         (2.00)       21.30       20.86         79,655
Year ended 10/31/06           18.73      (0.14)         3.49         3.35         (2.55)       19.53       19.52         22,577
Year ended 10/31/05           17.78      (0.14)         2.51         2.37         (1.42)       18.73       13.69          8,379
Year ended 10/31/04           16.62      (0.10)         1.68         1.58         (0.42)       17.78        9.65          5,622
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     10.63      (0.02)        (0.10)       (0.12)           --        10.51       (1.13)         3,203
Year ended 10/31/08(e)        12.21      (0.00)        (1.58)       (1.58)           --        10.63      (12.94)         2,595
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     10.64      (0.03)        (0.11)       (0.14)           --        10.50       (1.32)         5,994
Year ended 10/31/08           21.60      (0.10)        (8.84)       (8.94)        (2.02)       10.64      (45.27)         6,261
Year ended 10/31/07           19.74      (0.13)         3.99         3.86         (2.00)       21.60       21.12         12,237
Year ended 10/31/06           18.87      (0.10)         3.52         3.42         (2.55)       19.74       19.78          9,866
Year ended 10/31/05(e)        18.95      (0.09)         1.43         1.34         (1.42)       18.87        7.43          6,791
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     11.13      (0.00)        (0.10)       (0.10)           --        11.03       (0.90)        83,752
Year ended 10/31/08           22.42      (0.03)        (9.24)       (9.27)        (2.02)       11.13      (45.07)        87,467
Year ended 10/31/07           20.33      (0.04)         4.13         4.09         (2.00)       22.42       21.68        133,433
Year ended 10/31/06           19.27      (0.00)         3.61         3.61         (2.55)       20.33       20.43         45,017
Year ended 10/31/05           18.13      (0.01)         2.57         2.56         (1.42)       19.27       14.52         24,964
Year ended 10/31/04           16.83       0.01          1.71         1.72         (0.42)       18.13       10.38             67
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS     INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES  TO AVERAGE NET   PORTFOLIO
                               ABSORBED          ABSORBED         ASSETS      TURNOVER(c)
-----------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        1.54%(d)          1.55%(d)        (0.73)%(d)      47%
Year ended 10/31/08              1.25              1.26            (0.59)         109
Year ended 10/31/07              1.20              1.20            (0.62)          99
Year ended 10/31/06              1.26              1.26            (0.52)         126
Year ended 10/31/05              1.36              1.36            (0.58)         120
Year ended 10/31/04              1.40              1.41            (0.46)          74
-----------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09        2.29(d)           2.30(d)         (1.48)(d)       47
Year ended 10/31/08              2.00              2.01            (1.34)         109
Year ended 10/31/07              1.95              1.95            (1.37)          99
Year ended 10/31/06              2.01              2.01            (1.27)         126
Year ended 10/31/05              2.04              2.04            (1.26)         120
Year ended 10/31/04              2.05              2.06            (1.11)          74
-----------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09        2.29(d)           2.30(d)         (1.48)(d)       47
Year ended 10/31/08              2.00              2.01            (1.34)         109
Year ended 10/31/07              1.95              1.95            (1.37)          99
Year ended 10/31/06              2.01              2.01            (1.27)         126
Year ended 10/31/05              2.04              2.04            (1.26)         120
Year ended 10/31/04              2.05              2.06            (1.11)          74
-----------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09        1.79(d)           1.80(d)         (0.98)(d)       47
Year ended 10/31/08              1.50              1.51            (0.84)         109
Year ended 10/31/07              1.45              1.45            (0.87)          99
Year ended 10/31/06              1.51              1.51            (0.77)         126
Year ended 10/31/05              1.54              1.54            (0.76)         120
Year ended 10/31/04              1.55              1.56            (0.61)          74
-----------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        1.29(d)           1.30(d)         (0.48)(d)       47
Year ended 10/31/08(e)           1.06(f)           1.07(f)         (0.40)(f)      109
-----------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09        1.54(d)           1.55(d)         (0.73)(d)       47
Year ended 10/31/08              1.25              1.26            (0.59)         109
Year ended 10/31/07              1.20              1.20            (0.62)          99
Year ended 10/31/06              1.26              1.26            (0.52)         126
Year ended 10/31/05(e)           1.29(f)           1.29(f)         (0.51)(f)      120
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09        0.89(d)           0.90(d)         (0.08)(d)       47
Year ended 10/31/08              0.80              0.81            (0.14)         109
Year ended 10/31/07              0.75              0.75            (0.17)          99
Year ended 10/31/06              0.76              0.76            (0.02)         126
Year ended 10/31/05              0.81              0.81            (0.03)         120
Year ended 10/31/04              0.86              1.15             0.08           74
_________________________________________________________________________________________
=========================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $559,057, $58,995, $53,993, $42,179, $2,444, $5,439 and $76,919 for
     Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of October 3, 2008 and November 30, 2004 for Class Y and Investor Class shares, respectively.
(f)  Annualized.


17        AIM CAPITAL DEVELOPMENT FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES



  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $987.80        $ 7.59      $1,017.16       $ 7.70       1.54%
---------------------------------------------------------------------------------------------------
        B            1,000.00        983.90         11.26       1,013.44        11.43       2.29
---------------------------------------------------------------------------------------------------
        C            1,000.00        984.90         11.27       1,013.44        11.43       2.29
---------------------------------------------------------------------------------------------------
        R            1,000.00        986.60          8.82       1,015.92         8.95       1.79
---------------------------------------------------------------------------------------------------
        Y            1,000.00        988.70          6.36       1,018.40         6.46       1.29
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        986.80          7.59       1,017.16         7.70       1.54
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM CAPITAL DEVELOPMENT FUND

Supplement to Semiannual Report dated 4/30/09

AIM CAPITAL DEVELOPMENT FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      For periods ended 4/30/09                    those shown. All returns assume
shareholders with a performance overview                                                  reinvestment of distributions at NAV.
specific to their holdings. Institutional    Inception (3/15/02)                 -0.23%   Investment return and principal value will
Class shares are offered exclusively to      5 Years                             -1.42    fluctuate so your shares, when redeemed,
institutional investors, including defined   1 Year                             -36.57    may be worth more or less than their
contribution plans that meet certain         6 Months*                           -0.90    original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             ==========================================   more information. For the most current
                                             AVERAGE ANNUAL TOTAL RETURNS                 month-end performance, please call
                                                                                          800 451 4246 or visit invescoaim.com.
                                             For periods ended 3/31/09, most recent
                                             calendar quarter-end                         (1) Total annual operating expenses less
                                                                                             any contractual fee waivers and/or
                                             Inception (3/15/02)                 -1.82%      expense reimbursements by the advisor
                                             5 Years                             -4.16       in effect through at least June
                                             1 Year                             -39.72       30, 2009. See current prospectus for
                                             6 Months*                          -30.39       more information.

                                             *  Cumulative total return that has not
                                                been annualized
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.81%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.82%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CDV-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $991.00        $4.39       $1,020.38       $4.46        0.89%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM CAPITAL DEVELOPMENT FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,         [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco             --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                  invescoaim.com   CDV-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM CHARTER FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*                                                                  -2.38%
Class B Shares*                                                                  -2.77
Class C Shares*                                                                  -2.76
Class R Shares*                                                                  -2.47
Class Y Shares*                                                                  -2.20
S&P 500 Index (Triangle) (Broad Market Index)                                    -8.52
Russell 1000 Index (Triangle) (Style-Specific Index)                             -7.39
Lipper Large-Cap Core Funds Index (Triangle) (Peer Group Index)                  -6.68

(Triangle) Lipper Inc.

*    Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

THE S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000 --REGISTERED TRADEMARK-- INDEX is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States.
The Russell 1000 Index is a trademark/service mark of the Frank Russell Company.
Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

   The LIPPER LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM CHARTER FUND

==========================================   ==========================================   1.50% AND 1.00%, RESPECTIVELY. THE EXPENSE
                                                                                          RATIOS PRESENTED ABOVE MAY VARY FROM THE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                                                                          OF THIS REPORT THAT ARE BASED ON EXPENSES
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      INCURRED DURING THE PERIOD COVERED BY THIS
applicable sales charges                     quarter-end, including maximum applicable    REPORT.
                                             sales charges
CLASS A SHARES                                                                               CLASS A SHARE PERFORMANCE REFLECTS THE
Inception (11/26/68)                10.40%   CLASS A SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
10 Years                            -1.78    Inception (11/26/68)                10.11%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
 5 Years                            -0.18    10 Years                            -2.74    APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -27.86     5 Years                            -2.19    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                              1 Year                            -33.56    CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS B SHARES                                                                            BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (6/26/95)                  4.87%   CLASS B SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
10 Years                            -1.79    Inception (6/26/95)                  4.05%   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                            -0.17    10 Years                            -2.74    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                            -28.00     5 Years                            -2.20    HAVE A FRONT-END SALES CHARGE; RETURNS
                                              1 Year                            -33.72    SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS C SHARES                                                                            REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Inception (8/4/97)                   0.95%   CLASS C SHARES                               ON A TOTAL REDEMPTION OF RETIREMENT PLAN
10 Years                            -1.94    Inception (8/4/97)                   0.00%   ASSETS WITHIN THE FIRST YEAR. CLASS Y
 5 Years                             0.21    10 Years                            -2.90    SHARES DO NOT HAVE A FRONT-END SALES
 1 Year                            -24.97     5 Years                            -1.80    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                              1 Year                            -30.92    IS AT NET ASSET VALUE.
CLASS R SHARES
10 Years                            -1.46%   CLASS R SHARES                                  THE PERFORMANCE OF THE FUND'S SHARE
 5 Years                             0.71    10 Years                            -2.42%   CLASSES WILL DIFFER PRIMARILY DUE TO
 1 Year                            -23.87     5 Years                            -1.33    DIFFERENT SALES CHARGE STRUCTURES AND
                                              1 Year                            -29.87    CLASS EXPENSES.
CLASS Y SHARES
10 Years                            -1.20%   CLASS Y SHARES                               (1) Total annual operating expenses less
 5 Years                             0.99    10 Years                            -2.17%       contractual advisory fee waivers by
 1 Year                            -23.50     5 Years                            -1.06        the advisor in effect through at least
                                              1 Year                            -29.62        December 31, 2012. See current
                                             Performance includes litigation                  prospectus for more information.
                                             proceeds. Had these proceeds not been
                                             received, total return would have been       (2) Total annual operating expenses less
                                             lower.                                           contractual fee waivers and/or expense
==========================================   ==========================================       reimbursements by the advisors in
                                                                                              effect through at least June 30, 2009.
CLASS R SHARES' INCEPTION DATE IS JUNE       GUARANTEE COMPARABLE FUTURE RESULTS;             See current prospectus for more
3, 2002. RETURNS SINCE THAT DATE ARE         CURRENT PERFORMANCE MAY BE LOWER OR              information.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    HIGHER. PLEASE VISIT INVESCOAIM.COM FOR
BLENDED RETURNS OF HISTORICAL CLASS R        THE MOST RECENT MONTH-END PERFORMANCE.
SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE FIGURES REFLECT REINVESTED
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
THE INCEPTION DATE OF CLASS R SHARES) AT     AND THE EFFECT OF THE MAXIMUM SALES CHARGE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     UNLESS OTHERWISE STATED. PERFORMANCE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   FIGURES DO NOT REFLECT DEDUCTION OF TAXES
R SHARES. CLASS A SHARES' INCEPTION DATE     A SHAREHOLDER WOULD PAY ON FUND
IS NOVEMBER 26, 1968.                        DISTRIBUTIONS OR SALE OF FUND SHARES.
                                             INVESTMENT RETURN AND PRINCIPAL VALUE WILL
   CLASS Y SHARES' INCEPTION DATE IS         FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     LOSS WHEN YOU SELL SHARES.
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE
BLENDED RETURNS OF ACTUAL CLASS Y SHARE         THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE AND RESTATED CLASS A SHARE       RATIO SET FORTH IN THE MOST RECENT FUND
PERFORMANCE (FOR PERIODS PRIOR TO THE        PROSPECTUS AS OF THE DATE OF THIS REPORT
INCEPTION DATE OF CLASS Y SHARES) AT NET     FOR CLASS A, CLASS B, CLASS C, CLASS R AND
ASSET VALUE. THE RESTATED CLASS A SHARE      CLASS Y SHARES WAS 1.21%, 1.96%, 1.96%,
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     1.46% AND 0.96%, RESPECTIVELY.(1, 2) THE
APPLICABLE TO CLASS A SHARES AS WELL AS      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    SET FORTH IN THE MOST RECENT FUND
RECEIVED BY CLASS A SHARES. CLASS A SHARES   PROSPECTUS AS OF THE DATE OF THIS REPORT
INCEPTION DATE IS NOVEMBER 26, 1968.         FOR CLASS A, CLASS B, CLASS C, CLASS R AND
                                             CLASS Y SHARES WAS 1.25%, 2.00%, 2.00%,
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT


3   AIM CHARTER FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but
    Philip Taylor      it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco  Ltd.
CEO, Invesco Aim


4   AIM CHARTER FUND

SCHEDULE OF INVESTMENTS(A)

April 30, 2009
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-90.12%

AEROSPACE & DEFENSE-3.18%

Lockheed Martin Corp.                                    392,727    $   30,840,851
----------------------------------------------------------------------------------
Northrop Grumman Corp.                                   884,954        42,787,526
----------------------------------------------------------------------------------
United Technologies Corp.                              1,125,000        54,945,000
==================================================================================
                                                                       128,573,377
==================================================================================


AIR FREIGHT & LOGISTICS-1.41%

United Parcel Service, Inc.-Class B                    1,090,251        57,063,737
==================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.05%

Polo Ralph Lauren Corp.                                  786,011        42,318,832
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.17%

Legg Mason, Inc.                                       2,363,833        47,442,128
==================================================================================


AUTOMOBILE MANUFACTURERS-0.23%

Renault S.A. (France)                                    293,478         9,378,763
==================================================================================


BIOTECHNOLOGY-0.55%

Amgen Inc.(b)                                            457,189        22,159,951
==================================================================================


CABLE & SATELLITE-2.56%

Comcast Corp.-Class A                                  6,698,414       103,557,481
==================================================================================


COMMUNICATIONS EQUIPMENT-6.50%

Cisco Systems, Inc.(b)                                 5,088,946        98,318,437
----------------------------------------------------------------------------------
Motorola, Inc.                                        11,928,510        65,964,660
----------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)(c)                             6,987,835        98,807,987
==================================================================================
                                                                       263,091,084
==================================================================================


COMPUTER HARDWARE-2.21%

Fujitsu Ltd. (Japan)                                   8,952,000        38,271,345
----------------------------------------------------------------------------------
International Business Machines Corp.                    496,679        51,262,240
==================================================================================
                                                                        89,533,585
==================================================================================


COMPUTER STORAGE & PERIPHERALS-1.70%

EMC Corp.(b)                                           3,344,239        41,903,314
----------------------------------------------------------------------------------
Seagate Technology                                     3,306,348        26,979,800
==================================================================================
                                                                        68,883,114
==================================================================================


CONSUMER FINANCE-2.30%

American Express Co.                                   3,686,061        92,962,458
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.84%

Automatic Data Processing, Inc.                        2,116,082        74,486,086
==================================================================================


DIVERSIFIED BANKS-1.67%

U.S. Bancorp                                           2,019,753        36,799,900
----------------------------------------------------------------------------------
Wells Fargo & Co.                                      1,531,300        30,641,313
==================================================================================
                                                                        67,441,213
==================================================================================


DIVERSIFIED METALS & MINING-0.34%

Freeport-McMoRan Copper & Gold, Inc.                     320,000        13,648,000
==================================================================================


DRUG RETAIL-1.63%

Walgreen Co.                                           2,098,805        65,965,441
==================================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.73%

Agilent Technologies, Inc.(b)                          3,842,093        70,156,618
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.20%

Tyco Electronics Ltd.                                  2,779,645        48,477,009
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.40%

Waste Management, Inc.                                 2,126,222        56,706,341
==================================================================================


HEALTH CARE EQUIPMENT-3.39%

Covidien Ltd.                                          1,585,595        52,292,923
----------------------------------------------------------------------------------
Medtronic, Inc.                                        2,651,075        84,834,400
==================================================================================
                                                                       137,127,323
==================================================================================


HEALTH CARE SUPPLIES-1.41%

Alcon, Inc.                                              619,157        56,968,636
==================================================================================


HYPERMARKETS & SUPER CENTERS-1.73%

Wal-Mart Stores, Inc.                                  1,390,752        70,093,901
==================================================================================


INDUSTRIAL CONGLOMERATES-5.89%

3M Co.                                                 1,665,729        95,945,990
----------------------------------------------------------------------------------
General Electric Co.                                   1,678,864        21,237,630
----------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands)(c)                                     2,239,019        40,363,487
----------------------------------------------------------------------------------
Tyco International Ltd. (Switzerland)                  3,392,341        80,602,022
==================================================================================
                                                                       238,149,129
==================================================================================


INDUSTRIAL GASES-1.22%

Air Products and Chemicals, Inc.                         747,756        49,277,120
==================================================================================


INDUSTRIAL MACHINERY-1.15%

Danaher Corp.                                            794,515        46,431,457
==================================================================================


INSURANCE BROKERS-0.88%

Marsh & McLennan Cos., Inc.                            1,692,015        35,684,596
==================================================================================


INTEGRATED OIL & GAS-0.50%

Total S.A. (France)                                      404,239        20,211,388
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CHARTER FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-0.86%

AT&T Inc.                                              1,362,200    $   34,899,564
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-0.67%

Thermo Fisher Scientific, Inc.(b)                        775,755        27,213,485
==================================================================================


MANAGED HEALTH CARE-1.25%

WellPoint Inc.(b)                                      1,180,000        50,456,800
==================================================================================


MOVIES & ENTERTAINMENT-0.58%

News Corp.-Class A                                     2,842,511        23,479,141
==================================================================================


OFFICE ELECTRONICS-0.78%

Xerox Corp.                                            5,156,013        31,503,240
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.86%

BJ Services Co.                                        4,609,804        64,030,178
----------------------------------------------------------------------------------
Tenaris S.A.-ADR (Argentina)                             821,272        20,548,225
----------------------------------------------------------------------------------
Weatherford International Ltd. (Switzerland)(b)        1,868,098        31,066,470
==================================================================================
                                                                       115,644,873
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.02%

Apache Corp.                                             617,898        45,020,048
----------------------------------------------------------------------------------
Chesapeake Energy Corp.                                1,109,835        21,874,848
----------------------------------------------------------------------------------
EOG Resources, Inc.                                      681,767        43,278,569
----------------------------------------------------------------------------------
XTO Energy, Inc.                                       1,508,166        52,273,034
==================================================================================
                                                                       162,446,499
==================================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.79%

Williams Cos., Inc. (The)                              2,261,380        31,885,458
==================================================================================


PACKAGED FOODS & MEATS-3.36%

Cadbury PLC (United Kingdom)                          11,545,331        86,482,202
----------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                            2,502,506        49,477,981
==================================================================================
                                                                       135,960,183
==================================================================================


PERSONAL PRODUCTS-0.92%

Avon Products, Inc.                                    1,626,504        37,019,231
==================================================================================


PHARMACEUTICALS-7.64%

Allergan, Inc.                                         1,110,836        51,831,608
----------------------------------------------------------------------------------
Johnson & Johnson                                        661,901        34,657,136
----------------------------------------------------------------------------------
Pfizer Inc.                                            1,588,322        21,219,982
----------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                           275,531        34,878,870
----------------------------------------------------------------------------------
Schering-Plough Corp.                                  2,302,914        53,013,080
----------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)       1,342,930        58,941,198
----------------------------------------------------------------------------------
Wyeth                                                  1,285,196        54,492,310
==================================================================================
                                                                       309,034,184
==================================================================================


PROPERTY & CASUALTY INSURANCE-5.34%

Berkshire Hathaway Inc.-Class A(b)                         1,008        94,752,000
----------------------------------------------------------------------------------
Progressive Corp. (The)(b)                             7,942,435       121,360,407
==================================================================================
                                                                       216,112,407
==================================================================================


RAILROADS-0.85%

Union Pacific Corp.                                      703,146        34,552,595
==================================================================================


REGIONAL BANKS-0.91%

PNC Financial Services Group, Inc.                       923,996        36,682,641
==================================================================================


SEMICONDUCTORS-2.10%

Intel Corp.                                            2,612,998        41,233,109
----------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Taiwan)                                            26,076,000        43,516,511
==================================================================================
                                                                        84,749,620
==================================================================================


SOFT DRINKS-0.77%

Coca-Cola Co. (The)                                      719,345        30,967,802
==================================================================================


SYSTEMS SOFTWARE-6.10%

Microsoft Corp.                                        4,313,381        87,389,099
----------------------------------------------------------------------------------
Symantec Corp.(b)                                      9,238,881       159,370,697
==================================================================================
                                                                       246,759,796
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.48%

Vodafone Group PLC (United Kingdom)                   32,553,055        59,766,077
==================================================================================
  Total Common Stocks & Other Equity Interests
     (Cost $4,491,975,771)                                           3,644,922,364
==================================================================================



PREFERRED STOCKS-0.49%

HOUSEHOLD PRODUCTS-0.49%

Henkel AG & Co. KGaA-Pfd. (Germany) (Cost
  $39,614,821)(c)                                        735,000        19,891,247
==================================================================================


MONEY MARKET FUNDS-9.62%

Liquid Assets Portfolio-Institutional Class(d)       194,580,222       194,580,222
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             194,580,222       194,580,222
==================================================================================
     Total Money Market Funds (Cost $389,160,444)                      389,160,444
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.23% (Cost $4,920,751,036)                                4,053,974,055
==================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-1.33%

Liquid Assets Portfolio-Institutional Class (Cost
  $53,798,317)(d)(e)                                  53,798,317        53,798,317
==================================================================================
TOTAL INVESTMENTS-101.56% (Cost $4,974,549,353)                      4,107,772,372
==================================================================================
OTHER ASSETS LESS LIABILITIES-(1.56)%                                  (62,936,068)
==================================================================================
NET ASSETS-100.00%                                                  $4,044,836,304
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CHARTER FUND

Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at April 30, 2009.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Information Technology                                               24.2%
-------------------------------------------------------------------------
Health Care                                                          14.9
-------------------------------------------------------------------------
Industrials                                                          13.9
-------------------------------------------------------------------------
Financials                                                           12.3
-------------------------------------------------------------------------
Consumer Staples                                                      8.9
-------------------------------------------------------------------------
Energy                                                                8.2
-------------------------------------------------------------------------
Consumer Discretionary                                                4.4
-------------------------------------------------------------------------
Telecommunication Services                                            2.3
-------------------------------------------------------------------------
Materials                                                             1.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 9.4
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CHARTER FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $4,531,590,592)*                        $ 3,664,813,611
-----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         442,958,761
===================================================================================
     Total investments, at value (Cost $4,974,549,353)                4,107,772,372
===================================================================================
Foreign currencies, at value (Cost $270,682)                                233,247
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                          314,976
-----------------------------------------------------------------------------------
  Fund shares sold                                                        4,055,498
-----------------------------------------------------------------------------------
  Dividends                                                               8,926,121
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           308,183
-----------------------------------------------------------------------------------
Other assets                                                                117,951
===================================================================================
     Total assets                                                     4,121,728,348
___________________________________________________________________________________
===================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                   8,044,899
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                  6,965,530
-----------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                  3,356,159
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            53,798,317
-----------------------------------------------------------------------------------
  Accrued fees to affiliates                                              2,829,003
-----------------------------------------------------------------------------------
  Accrued other operating expenses                                          445,182
-----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        1,452,954
===================================================================================
     Total liabilities                                                   76,892,044
===================================================================================
Net assets applicable to shares outstanding                         $ 4,044,836,304
___________________________________________________________________________________
===================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 7,287,142,327
-----------------------------------------------------------------------------------
Undistributed net investment income                                      20,532,575
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (2,392,751,678)
-----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (870,086,920)
===================================================================================
                                                                    $ 4,044,836,304
___________________________________________________________________________________
===================================================================================



NET ASSETS:

Class A                                                             $ 3,333,922,611
___________________________________________________________________________________
===================================================================================
Class B                                                             $   283,516,219
___________________________________________________________________________________
===================================================================================
Class C                                                             $   181,024,784
___________________________________________________________________________________
===================================================================================
Class R                                                             $    11,935,768
___________________________________________________________________________________
===================================================================================
Class Y                                                             $    19,232,542
___________________________________________________________________________________
===================================================================================
Institutional Class                                                 $   215,204,380
___________________________________________________________________________________
===================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 277,903,383
___________________________________________________________________________________
===================================================================================
Class B                                                                  24,486,796
___________________________________________________________________________________
===================================================================================
Class C                                                                  15,593,445
___________________________________________________________________________________
===================================================================================
Class R                                                                     999,715
___________________________________________________________________________________
===================================================================================
Class Y                                                                   1,600,540
___________________________________________________________________________________
===================================================================================
Institutional Class                                                      17,471,518
___________________________________________________________________________________
===================================================================================
Class A:
  Net asset value per share                                         $         12.00
-----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.00 divided by 94.50%)                  $         12.70
___________________________________________________________________________________
===================================================================================
Class B:
  Net asset value and offering price per share                      $         11.58
___________________________________________________________________________________
===================================================================================
Class C:
  Net asset value and offering price per share                      $         11.61
___________________________________________________________________________________
===================================================================================
Class R:
  Net asset value and offering price per share                      $         11.94
___________________________________________________________________________________
===================================================================================
Class Y:
  Net asset value and offering price per share                      $         12.02
___________________________________________________________________________________
===================================================================================
Institutional Class:
  Net asset value and offering price per share                      $         12.32
___________________________________________________________________________________
===================================================================================



* At April 30, 2009, securities with an aggregate value of $53,183,773 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CHARTER FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,465,766)                         $  44,893,904
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $300,789)                                                                         3,634,889
================================================================================================
     Total investment income                                                          48,528,793
================================================================================================


EXPENSES:

Advisory fees                                                                         11,994,477
------------------------------------------------------------------------------------------------
Administrative services fees                                                             304,894
------------------------------------------------------------------------------------------------
Custodian fees                                                                           185,875
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              3,890,154
------------------------------------------------------------------------------------------------
  Class B                                                                              1,552,828
------------------------------------------------------------------------------------------------
  Class C                                                                                819,903
------------------------------------------------------------------------------------------------
  Class R                                                                                 21,153
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                7,147,468
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      94,888
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 81,450
------------------------------------------------------------------------------------------------
Other                                                                                    914,852
================================================================================================
     Total expenses                                                                   27,007,942
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (668,435)
================================================================================================
     Net expenses                                                                     26,339,507
================================================================================================
Net investment income                                                                 22,189,286
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                             (127,363,129)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (490,653)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                          25,178,117
================================================================================================
                                                                                    (102,675,665)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (17,207,005)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (151,889)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                         (25,278,134)
================================================================================================
                                                                                     (42,637,028)
================================================================================================
Net realized and unrealized gain (loss)                                             (145,312,693)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(123,123,407)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CHARTER FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                               2009               2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   22,189,286    $    42,073,564
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (102,675,665)       321,154,533
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (42,637,028)    (2,000,261,425)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (123,123,407)    (1,637,033,328)
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (42,646,561)       (63,632,396)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                             --         (4,147,087)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                             --         (1,085,344)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (83,991)           (72,529)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                       (128,113)                --
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (3,585,822)        (2,345,816)
===========================================================================================================
     Total distributions from net investment income                          (46,444,487)       (71,283,172)
===========================================================================================================
Share transactions-net:
  Class A                                                                     20,081,794       (184,540,385)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                    (87,177,712)      (477,843,998)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      6,302,081        (21,977,702)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      4,194,588          3,764,852
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                      9,332,854         10,515,678
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         18,949,159        133,291,655
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (28,317,236)      (536,789,900)
===========================================================================================================
     Net increase (decrease) in net assets                                  (197,885,130)    (2,245,106,400)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                      4,242,721,434      6,487,827,834
___________________________________________________________________________________________________________
===========================================================================================================
  End of period (includes undistributed net investment income of
     $20,532,575 and $44,787,776, respectively)                           $4,044,836,304    $ 4,242,721,434
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CHARTER FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM CHARTER FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

12        AIM CHARTER FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.80%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Through December 31, 2012, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.75%
-------------------------------------------------------------------
Next $4.85 billion                                           0.615%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $570,298.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $7,676.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


13        AIM CHARTER FUND

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $137,820 in front-end sales commissions from the sale of Class A shares and $1,964, $206,606, $4,673 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                 $3,783,929,881      $        --
-------------------------------------------------------
Level 2                    323,842,491       (3,188,260)
-------------------------------------------------------
Level 3                             --               --
=======================================================
                        $4,107,772,372      $(3,188,260)
_______________________________________________________
=======================================================



* Other investments include foreign currency contracts which are included at unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities purchases of $7,532,318.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $90,461.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such

14        AIM CHARTER FUND
deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $8,534 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                           OPEN FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                             UNREALIZED
SETTLEMENT                       -----------------------------------------                             APPRECIATION
DATE                                  DELIVER                 RECEIVE                 VALUE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------

06/04/09                          GBP  48,575,000         USD   68,634,532        $ 71,822,792          $(3,188,260)
====================================================================================================================

                                          CLOSED FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                              REALIZED
CLOSED                           -----------------------------------------                                 GAIN
DATE                                  DELIVER                 RECEIVE                 VALUE               (LOSS)
--------------------------------------------------------------------------------------------------------------------
04/14/09                          USD   3,311,735         GBP    2,225,000        $  3,143,836          $  (167,899)
====================================================================================================================
  Total foreign currency contracts                                                                      $(3,356,159)
====================================================================================================================






Currency Abbreviations:
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
October 31, 2009                                                                  $1,525,684,032
------------------------------------------------------------------------------------------------
October 31, 2010                                                                     733,056,500
================================================================================================
Total capital loss carryforward                                                   $2,258,740,532
________________________________________________________________________________________________
================================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of reorganization of AIM Premier Equity Fund, into the fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited up to five years from the date of the reorganization.


15        AIM CHARTER FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $712,953,966 and $379,780,786, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $   186,156,997
--------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (1,062,179,585)
==================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $  (876,022,588)
__________________________________________________________________________________________________
==================================================================================================
Cost of investments for tax purposes is $4,983,794,960.


NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 APRIL 30, 2009(a)                  OCTOBER 31, 2008
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   24,810,081     $ 280,054,208      16,007,143     $ 241,415,100
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    1,586,464        17,061,440       2,727,211        40,298,722
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    2,324,159        25,086,622       2,186,799        31,914,299
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      513,989         5,708,943         364,707         5,650,360
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                 1,290,112        13,899,342         757,026        10,527,979
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,574,238        29,067,821      14,571,565       235,680,468
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    3,495,112        39,529,676       3,599,299        59,244,455
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --         248,883         3,939,829
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --          63,596         1,009,284
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        7,359            82,940           4,425            72,526
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       11,230           127,124              --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          299,990         3,476,849         136,321         2,301,095
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    6,553,411        72,867,873      23,711,322       368,251,149
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (6,793,113)      (72,867,873)    (24,730,070)     (368,251,149)
==========================================================================================================================
Reacquired:
  Class A(b)                                               (34,208,479)     (372,369,963)    (55,466,782)     (853,451,089)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,972,438)      (31,371,279)    (10,294,711)     (153,831,400)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,787,348)      (18,784,541)     (3,687,944)      (54,901,285)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (144,731)       (1,597,295)       (128,066)       (1,958,034)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                     (456,849)       (4,693,612)           (979)          (12,301)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,186,537)      (13,595,511)     (6,490,325)     (104,689,908)
==========================================================================================================================
     Net increase (decrease) in share activity              (4,083,350)    $ (28,317,236)    (36,420,580)    $(536,789,900)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                       SHARES          AMOUNT
     -----------------------------------------------------------------------------------------------------
     Class Y                                                                     741,559      $ 10,337,327
     -----------------------------------------------------------------------------------------------------
     Class A                                                                    (741,559)      (10,337,327)
     _____________________________________________________________________________________________________
     =====================================================================================================





16        AIM CHARTER FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  NET GAINS (LOSSES)
                           NET ASSET      NET        ON SECURITIES                 DIVIDENDS
                             VALUE,   INVESTMENT    (BOTH REALIZED    TOTAL FROM   FROM NET    NET ASSET
                           BEGINNING    INCOME            AND         INVESTMENT  INVESTMENT  VALUE, END    TOTAL
                           OF PERIOD   (LOSS)(a)      UNREALIZED)     OPERATIONS    INCOME     OF PERIOD  RETURN(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $12.46     $ 0.07          $(0.38)(e)      $(0.31)     $(0.15)     $12.00       (2.38)%(e)
Year ended 10/31/08           17.30       0.14           (4.76)          (4.62)      (0.22)      12.46      (27.00)
Year ended 10/31/07           14.96       0.20            2.25(e)         2.45       (0.11)      17.30       16.44(e)
Year ended 10/31/06           12.85       0.13            2.10            2.23       (0.12)      14.96       17.49
Year ended 10/31/05           12.16       0.15(f)         0.65            0.80       (0.11)      12.85        6.59
Year ended 10/31/04           11.12       0.06            1.00            1.06       (0.02)      12.16        9.58
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     11.91       0.03           (0.36)(e)       (0.33)         --       11.58       (2.77)(e)
Year ended 10/31/08           16.50       0.02           (4.54)          (4.52)      (0.07)      11.91      (27.51)
Year ended 10/31/07           14.30       0.08            2.14(e)         2.22       (0.02)      16.50       15.56(e)
Year ended 10/31/06           12.27       0.02            2.02            2.04       (0.01)      14.30       16.63
Year ended 10/31/05           11.61       0.05(f)         0.62            0.67       (0.01)      12.27        5.76
Year ended 10/31/04           10.67      (0.02)           0.96            0.94          --       11.61        8.81
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     11.94       0.03           (0.36)(e)       (0.33)         --       11.61       (2.76)(e)
Year ended 10/31/08           16.55       0.02           (4.56)          (4.54)      (0.07)      11.94      (27.55)
Year ended 10/31/07           14.34       0.08            2.15(e)         2.23       (0.02)      16.55       15.58(e)
Year ended 10/31/06           12.30       0.02            2.03            2.05       (0.01)      14.34       16.67
Year ended 10/31/05           11.64       0.05(f)         0.62            0.67       (0.01)      12.30        5.75
Year ended 10/31/04           10.70      (0.02)           0.96            0.94          --       11.64        8.79
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     12.38       0.06           (0.37)(e)       (0.31)      (0.13)      11.94       (2.47)(e)
Year ended 10/31/08           17.18       0.10           (4.73)          (4.63)      (0.17)      12.38      (27.19)
Year ended 10/31/07           14.87       0.16            2.23(e)         2.39       (0.08)      17.18       16.12(e)
Year ended 10/31/06           12.77       0.09            2.10            2.19       (0.09)      14.87       17.21
Year ended 10/31/05           12.10       0.12(f)         0.63            0.75       (0.08)      12.77        6.22
Year ended 10/31/04           11.08       0.04            1.00            1.04       (0.02)      12.10        9.35
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     12.46       0.08           (0.36)(e)       (0.28)      (0.16)      12.02       (2.20)(e)
Year ended 10/31/08(g)        13.94       0.01           (1.49)          (1.48)         --       12.46      (10.62)
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     12.83       0.10           (0.39)(e)       (0.29)      (0.22)      12.32       (2.13)(e)
Year ended 10/31/08           17.81       0.20           (4.88)          (4.68)      (0.30)      12.83      (26.68)
Year ended 10/31/07           15.38       0.28            2.31(e)         2.59       (0.16)      17.81       16.96(e)
Year ended 10/31/06           13.22       0.20            2.16            2.36       (0.20)      15.38       18.03
Year ended 10/31/05           12.53       0.22(f)         0.65            0.87       (0.18)      13.22        6.98
Year ended 10/31/04           11.45       0.13            1.03            1.16       (0.08)      12.53       10.21
___________________________________________________________________________________________________________________
===================================================================================================================

                                                                RATIO OF
                                               RATIO OF         EXPENSES
                                               EXPENSES      TO AVERAGE NET
                                              TO AVERAGE     ASSETS WITHOUT   RATIO OF NET
                                              NET ASSETS       FEE WAIVERS     INVESTMENT
                             NET ASSETS,   WITH FEE WAIVERS      AND/OR      INCOME (LOSS)
                            END OF PERIOD   AND/OR EXPENSES     EXPENSES       TO AVERAGE    PORTFOLIO
                           (000S OMITTED)      ABSORBED         ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $3,333,923          1.33%(d)         1.36%(d)        1.23%(d)       11%
Year ended 10/31/08           3,454,370          1.19             1.23            0.88           38
Year ended 10/31/07           5,005,716          1.16             1.19            1.25           39
Year ended 10/31/06           4,812,619          1.26             1.27            0.93           51
Year ended 10/31/05           1,638,002          1.23             1.25            1.16(f)        54
Year ended 10/31/04           1,843,623          1.26             1.27            0.54           36
-------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09       283,516          2.08(d)          2.11(d)         0.48(d)        11
Year ended 10/31/08             388,985          1.94             1.98            0.13           38
Year ended 10/31/07           1,067,897          1.91             1.94            0.50           39
Year ended 10/31/06           1,547,422          2.01             2.02            0.18           51
Year ended 10/31/05             617,534          1.95             1.97            0.44(f)        54
Year ended 10/31/04             885,500          1.96             1.97           (0.16)          36
-------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09       181,025          2.08(d)          2.11(d)         0.48(d)        11
Year ended 10/31/08             179,759          1.94             1.98            0.13           38
Year ended 10/31/07             272,904          1.91             1.94            0.50           39
Year ended 10/31/06             287,359          2.01             2.02            0.18           51
Year ended 10/31/05             107,776          1.95             1.97            0.44(f)        54
Year ended 10/31/04             138,305          1.96             1.97           (0.16)          36
-------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09        11,936          1.58(d)          1.61(d)         0.98(d)        11
Year ended 10/31/08               7,717          1.44             1.48            0.63           38
Year ended 10/31/07               6,565          1.41             1.44            1.00           39
Year ended 10/31/06               5,153          1.51             1.52            0.68           51
Year ended 10/31/05               2,637          1.45             1.47            0.94(f)        54
Year ended 10/31/04               2,534          1.46             1.47            0.34           36
-------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        19,233          1.08(d)          1.11(d)         1.48(d)        11
Year ended 10/31/08(g)            9,424          0.97(h)          1.01(h)         1.10(h)        38
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09       215,204          0.78(d)          0.81(d)         1.78(d)        11
Year ended 10/31/08             202,467          0.76             0.80            1.31           38
Year ended 10/31/07             134,745          0.73             0.76            1.68           39
Year ended 10/31/06             123,476          0.79             0.80            1.40           51
Year ended 10/31/05              54,728          0.71             0.73            1.68(f)        54
Year ended 10/31/04               3,285          0.74             0.75            1.06           36
_______________________________________________________________________________________________________
=======================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $3,137,914, $313,140, $165,340, $8,531, $11,597 and $191,520 for Class
     A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e) Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share for the six months ended April 30, 2009 would have been $(0.56), $(0.54), $(0.54), $(0.55), $(0.54) and $(0.57) for Class
     A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2007 would have been $2.12, $2.01, $2.02, $2.10, and $2.18 for Class A, Class B, Class C, Class R, and Institutional Class, respectively and total return would have been lower.
(f) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend would have been $0.10 and 0.80%, $0.00 and 0.08%, $0.00 and 0.08%, $0.07 and
     0.58%, $0.17 and 1.32%, for Class A, Class B, Class C, Class R and Institutional Class, respectively.
(g)  Commencement date of October 3, 2008.
(h)  Annualized.


17        AIM CHARTER FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM CHARTER FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $976.20        $ 6.52      $1,018.20       $ 6.66       1.33%
---------------------------------------------------------------------------------------------------
        B            1,000.00        972.30         10.17       1,014.48        10.39       2.08
---------------------------------------------------------------------------------------------------
        C            1,000.00        972.40         10.17       1,014.48        10.39       2.08
---------------------------------------------------------------------------------------------------
        R            1,000.00        975.30          7.74       1,016.96         7.90       1.58
---------------------------------------------------------------------------------------------------
        Y            1,000.00        978.00          5.30       1,019.44         5.41       1.08
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.



19        AIM CHARTER FUND

Supplement to Semiannual Report dated 4/30/09

AIM CHARTER FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      For periods ended 4/30/09                    those shown. All returns assume
shareholders with a performance overview                                                  reinvestment of distributions at NAV.
specific to their holdings. Institutional    Inception (7/30/91)                  6.81%   Investment return and principal value will
Class shares are offered exclusively to      10 Years                            -0.77    fluctuate so your shares, when redeemed,
institutional investors, including defined    5 Years                             1.43    may be worth more or less than their
contribution plans that meet certain          1 Year                            -23.30    original cost. See full report for
criteria.                                     6 Months*                          -2.13    information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             ==========================================   month-end performance, please call
                                             AVERAGE ANNUAL TOTAL RETURNS                 800 451 4246 or visit invescoaim.com.

                                             For periods ended 3/31/09, most recent       (1) Total annual operating expenses less
                                             calendar quarter-end                             contractual advisory fee waivers by
                                                                                              the advisor in effect through at least
                                             Inception (7/30/91)                  6.17%       December 31, 2012. See current
                                             10 Years                            -1.74        prospectus for more information.
                                              5 Years                            -0.63
                                              1 Year                            -29.38    (2) Total annual operating expenses less
                                              6 Months*                         -25.44        contractual fee waivers and/or expense
                                                                                              reimbursements by the advisor in
                                             *  Cumulative total return that has not          effect through at least June 30, 2009.
                                                been annualized Performance includes          See current prospectus for more
                                                litigation proceeds. Had these proceeds       information.
                                                not been received, total return would
                                                have been lower.
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.78%.(1, 2) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.82%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CHT-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $978.70        $3.83       $1,020.93       $3.91        0.78%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM CHARTER FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   CHT-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM CONSTELLATION FUND
--SERVICE MARK--     Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -8.99%
Class B Shares                                                                   -9.32
Class C Shares                                                                   -9.33
Class R Shares                                                                   -9.15
Class Y Shares                                                                   -8.82
S&P 500 Index (Triangle) (Broad Market Index)                                    -8.52
Russell 1000 Growth Index (Triangle)(Style-Specific Index)                       -1.52
Lipper Multi-Cap Growth Funds Index (Triangle) (Peer Group Index)                -0.74

(Triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER MULTI-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Multi-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Composite 1500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM CONSTELLATION FUND

==========================================   ==========================================      CLASS A SHARE PERFORMANCE REFLECTS THE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      AND CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                     quarter-end, including maximum applicable    APPLICABLE CONTINGENT DEFERRED SALES
                                             sales charges                                CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                               CLASS A SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (4/30/76)                 11.20%   Inception (4/30/76)                 11.04%   THE BEGINNING OF THE SEVENTH YEAR. THE
10 Years                            -3.91    10 Years                            -4.13    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                            -6.13     5 Years                            -7.79    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                            -42.16     1 Year                            -42.14    HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS B SHARES                               CLASS B SHARES                               REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Inception (11/3/97)                 -2.26%   Inception (11/3/97)                 -2.76%   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
10 Years                            -3.93    10 Years                            -4.16    ASSETS WITHIN THE FIRST YEAR. CLASS Y
 5 Years                            -6.15     5 Years                            -7.79    SHARES DO NOT HAVE A FRONT-END SALES
 1 Year                            -42.29     1 Year                            -42.23    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                                                                          IS AT NET ASSET VALUE.
CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)                  -2.51%   Inception (8/4/97)                  -2.99%      THE PERFORMANCE OF THE FUND'S SHARE
10 Years                            -4.08    10 Years                            -4.30    CLASSES WILL DIFFER PRIMARILY DUE TO
 5 Years                            -5.77     5 Years                            -7.42    DIFFERENT SALES CHARGE STRUCTURES AND
 1 Year                            -39.90     1 Year                            -39.82    CLASS EXPENSES.

CLASS R SHARES                               CLASS R SHARES                               (1) Total annual operating expenses less
10 Years                            -3.55%   10 Years                            -3.77%       contractual advisory fee waivers by
 5 Years                            -5.31     5 Years                            -6.96        the advisor in effect through at least
 1 Year                            -38.97     1 Year                            -38.93        December 31, 2012. See current
                                                                                              prospectus for more information.
CLASS Y SHARES                               CLASS Y SHARES
10 Years                            -3.35%   10 Years                            -3.57%
 5 Years                            -5.03     5 Years                            -6.70
 1 Year                            -38.68     1 Year                            -38.64
==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,    THE MOST RECENT MONTH-END PERFORMANCE.
2002. RETURNS SINCE THAT DATE ARE            PERFORMANCE FIGURES REFLECT REINVESTED
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
BLENDED RETURNS OF HISTORICAL CLASS R        AND THE EFFECT OF THE MAXIMUM SALES CHARGE
SHARE PERFORMANCE AND RESTATED CLASS A       UNLESS OTHERWISE STATED. PERFORMANCE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      FIGURES DO NOT REFLECT DEDUCTION OF TAXES
THE INCEPTION DATE OF CLASS R SHARES) AT     A SHAREHOLDER WOULD PAY ON FUND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DISTRIBUTIONS OR SALE OF FUND SHARES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
R SHARES. CLASS A SHARES' INCEPTION DATE     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
IS APRIL 30, 1976.                           LOSS WHEN YOU SELL SHARES.

   CLASS Y SHARES' INCEPTION DATE IS            THE NET ANNUAL FUND OPERATING EXPENSE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RATIO SET FORTH IN THE MOST RECENT FUND
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y SHARES WAS 1.26%, 2.01%, 2.01%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        1.51% AND 1.01%, RESPECTIVELY.(1) THE
INCEPTION DATE OF CLASS Y SHARES) AT NET     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ASSET VALUE. THE RESTATED CLASS A SHARE      SET FORTH IN THE MOST RECENT FUND
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     PROSPECTUS AS OF THE DATE OF THIS REPORT
APPLICABLE TO CLASS A SHARES AS WELL AS      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS Y SHARES WAS 1.28%, 2.03%, 2.03%,
RECEIVED BY CLASS A SHARES. CLASS A          1.53%, AND 1.03%, RESPECTIVELY. THE
SHARES' INCEPTION DATE IS APRIL 30, 1976.    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                             FROM THE EXPENSE RATIOS PRESENTED IN OTHER
   THE PERFORMANCE DATA QUOTED REPRESENT     SECTIONS OF THIS REPORT THAT ARE BASED ON
PAST PERFORMANCE AND CANNOT GUARANTEE        EXPENSES INCURRED DURING THE PERIOD
COMPARABLE FUTURE RESULTS; CURRENT           COVERED BY THIS REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR


3   AIM CONSTELLATION FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
   [CROCKETT PHOTO]    shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined
   Bruce Crockett      investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

   [TAYLOR PHOTO]         Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 9594246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.19%

AEROSPACE & DEFENSE-9.65%

General Dynamics Corp.                                  583,348    $   30,141,591
---------------------------------------------------------------------------------
Honeywell International Inc.                            924,213        28,844,688
---------------------------------------------------------------------------------
Lockheed Martin Corp.                                   831,565        65,302,800
---------------------------------------------------------------------------------
Raytheon Co.                                          1,847,306        83,553,650
---------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  354,743        13,604,394
---------------------------------------------------------------------------------
United Technologies Corp.                             1,066,336        52,079,850
=================================================================================
                                                                      273,526,973
=================================================================================


AIR FREIGHT & LOGISTICS-0.28%

Expeditors International of Washington, Inc.            227,374         7,892,151
=================================================================================


APPAREL RETAIL-0.79%

Gap, Inc. (The)                                       1,449,330        22,522,588
=================================================================================


APPLICATION SOFTWARE-2.50%

Adobe Systems Inc.(b)                                 1,784,813        48,814,636
---------------------------------------------------------------------------------
Amdocs Ltd.(b)                                          603,300        12,627,069
---------------------------------------------------------------------------------
Intuit Inc.(b)                                          412,078         9,531,364
=================================================================================
                                                                       70,973,069
=================================================================================


BIOTECHNOLOGY-2.01%

Biogen Idec Inc.(b)                                     199,890         9,662,683
---------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                              1,031,145        47,226,441
=================================================================================
                                                                       56,889,124
=================================================================================


COMMUNICATIONS EQUIPMENT-5.41%

Cisco Systems, Inc.(b)                                1,209,442        23,366,420
---------------------------------------------------------------------------------
Corning Inc.                                            669,921         9,794,245
---------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                               1,457,906        20,614,791
---------------------------------------------------------------------------------
QUALCOMM Inc.                                           659,801        27,922,778
---------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                   1,030,602        71,626,839
=================================================================================
                                                                      153,325,073
=================================================================================


COMPUTER HARDWARE-1.88%

Apple Inc.(b)                                           173,736        21,861,201
---------------------------------------------------------------------------------
International Business Machines Corp.                   303,571        31,331,563
=================================================================================
                                                                       53,192,764
=================================================================================


CONSTRUCTION & ENGINEERING-0.47%

Fluor Corp.                                             354,408        13,421,431
=================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.06%

MasterCard, Inc.-Class A                                318,992        58,519,082
=================================================================================


DIVERSIFIED METALS & MINING-0.35%

BHP Billiton Ltd. (Australia)                           409,701         9,862,409
=================================================================================


EDUCATION SERVICES-0.85%

Apollo Group Inc.-Class A(b)                            381,969        24,044,949
=================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.67%

Waste Management, Inc.                                1,773,166        47,290,337
=================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.95%

Monsanto Co.                                            105,778         8,979,494
---------------------------------------------------------------------------------
Mosaic Co. (The)                                        212,339         8,589,113
---------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)              106,759         9,233,586
=================================================================================
                                                                       26,802,193
=================================================================================


FOOD RETAIL-2.35%

Kroger Co. (The)                                      3,085,158        66,701,116
=================================================================================


FOOTWEAR-0.38%

NIKE, Inc.-Class B                                      203,761        10,691,340
=================================================================================


HEALTH CARE EQUIPMENT-9.78%

Baxter International Inc.                             1,937,545        93,970,932
---------------------------------------------------------------------------------
Becton, Dickinson and Co.                             1,498,453        90,626,437
---------------------------------------------------------------------------------
Medtronic, Inc.                                       2,212,802        70,809,664
---------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                               339,453        11,378,465
---------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                         309,634        10,332,487
=================================================================================
                                                                      277,117,985
=================================================================================


HEALTH CARE SERVICES-0.78%

Express Scripts, Inc.(b)                                231,850        14,831,444
---------------------------------------------------------------------------------
Quest Diagnostics Inc.                                  143,394         7,360,414
=================================================================================
                                                                       22,191,858
=================================================================================


HOUSEHOLD PRODUCTS-9.67%

Clorox Co. (The)                                        427,992        23,988,952
---------------------------------------------------------------------------------
Colgate-Palmolive Co.                                 2,113,373       124,689,007
---------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            2,537,534       125,455,681
=================================================================================
                                                                      274,133,640
=================================================================================


HYPERMARKETS & SUPER CENTERS-1.10%

Wal-Mart Stores, Inc.                                   617,418        31,117,867
=================================================================================


INSURANCE BROKERS-0.97%

Aon Corp.                                               650,983        27,471,483
=================================================================================


INTEGRATED OIL & GAS-0.83%

Exxon Mobil Corp.                                       143,765         9,584,812
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              249,764        14,059,216
=================================================================================
                                                                       23,644,028
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CONSTELLATION FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-2.23%

eBay Inc.(b)                                            346,345    $    5,704,302
---------------------------------------------------------------------------------
Google Inc.-Class A(b)                                  145,216        57,501,180
=================================================================================
                                                                       63,205,482
=================================================================================


IT CONSULTING & OTHER SERVICES-4.17%

Accenture Ltd.-Class A                                2,792,070        82,170,620
---------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)       1,456,783        36,113,651
=================================================================================
                                                                      118,284,271
=================================================================================


MANAGED HEALTH CARE-0.37%

UnitedHealth Group Inc.                                 445,445        10,476,866
=================================================================================


OIL & GAS DRILLING-0.41%

Transocean Ltd. (Switzerland)(b)                        174,234        11,757,310
=================================================================================


OIL & GAS REFINING & MARKETING-0.32%

Valero Energy Corp.                                     452,199         8,971,628
=================================================================================


PACKAGED FOODS & MEATS-4.82%

General Mills, Inc.                                     902,566        45,751,070
---------------------------------------------------------------------------------
Kellogg Co.                                           2,158,770        90,905,805
=================================================================================
                                                                      136,656,875
=================================================================================


PHARMACEUTICALS-7.00%

Abbott Laboratories                                   1,277,547        53,465,342
---------------------------------------------------------------------------------
Johnson & Johnson                                     2,354,881       123,301,569
---------------------------------------------------------------------------------
Shire PLC (United Kingdom)(c)                           160,282         2,001,094
---------------------------------------------------------------------------------
Shire PLC (United Kingdom)                            1,575,732        19,672,748
=================================================================================
                                                                      198,440,753
=================================================================================


PROPERTY & CASUALTY INSURANCE-3.81%

ACE Ltd. (Switzerland)                                1,119,616        51,860,613
---------------------------------------------------------------------------------
Chubb Corp. (The)                                     1,438,458        56,027,939
=================================================================================
                                                                      107,888,552
=================================================================================


PUBLISHING-0.49%

Morningstar, Inc.(b)                                    348,672        13,831,818
=================================================================================


RAILROADS-0.71%

Norfolk Southern Corp.                                  271,637         9,692,008
---------------------------------------------------------------------------------
Union Pacific Corp.                                     211,589        10,397,484
=================================================================================
                                                                       20,089,492
=================================================================================


RESTAURANTS-1.14%

Krispy Kreme Doughnuts Inc.-Wts.(b)                      19,296               251
---------------------------------------------------------------------------------
McDonald's Corp.                                        603,791        32,176,022
=================================================================================
                                                                       32,176,273
=================================================================================


SEMICONDUCTORS-1.05%

Altera Corp.                                            442,476         7,216,784
---------------------------------------------------------------------------------
Intel Corp.                                             466,012         7,353,669
---------------------------------------------------------------------------------
Texas Instruments Inc.                                  412,558         7,450,797
---------------------------------------------------------------------------------
Xilinx, Inc.                                            379,763         7,762,356
=================================================================================
                                                                       29,783,606
=================================================================================


SOFT DRINKS-7.39%

Coca-Cola Co. (The)                                   2,835,079       122,050,151
---------------------------------------------------------------------------------
PepsiCo, Inc.                                         1,759,253        87,540,429
=================================================================================
                                                                      209,590,580
=================================================================================


SYSTEMS SOFTWARE-4.74%

Check Point Software Technologies Ltd. (Israel)(b)      378,149         8,761,712
---------------------------------------------------------------------------------
McAfee Inc.(b)                                          293,680        11,024,747
---------------------------------------------------------------------------------
Microsoft Corp.                                       5,305,933       107,498,203
---------------------------------------------------------------------------------
Symantec Corp.(b)                                       401,021         6,917,612
=================================================================================
                                                                      134,202,274
=================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.53%

W.W. Grainger, Inc.                                     180,460        15,136,985
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.28%

China Mobile Ltd. (China)                             1,381,000        11,897,492
---------------------------------------------------------------------------------
KDDI Corp. (Japan)                                       11,754        52,686,337
=================================================================================
                                                                       64,583,829
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $3,160,355,713)                                        2,726,408,054
=================================================================================



MONEY MARKET FUNDS-5.68%

Liquid Assets Portfolio-Institutional Class(d)       80,466,158        80,466,158
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             80,466,158        80,466,158
=================================================================================
     Total Money Market Funds (Cost $160,932,316)                     160,932,316
=================================================================================
TOTAL INVESTMENTS-101.87% (Cost $3,321,288,029)                     2,887,340,370
=================================================================================
OTHER ASSETS LESS LIABILITIES-(1.87)%                                 (52,938,568)
=================================================================================
NET ASSETS-100.00%                                                 $2,834,401,802
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CONSTELLATION FUND

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2009 represented less than 1% of the Fund's Net Assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Staples                                                     25.3%
-------------------------------------------------------------------------
Information Technology                                               24.1
-------------------------------------------------------------------------
Health Care                                                          19.9
-------------------------------------------------------------------------
Industrials                                                          13.3
-------------------------------------------------------------------------
Financials                                                            4.8
-------------------------------------------------------------------------
Consumer Discretionary                                                3.6
-------------------------------------------------------------------------
Telecommunication Services                                            2.3
-------------------------------------------------------------------------
Energy                                                                1.6
-------------------------------------------------------------------------
Materials                                                             1.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.8
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CONSTELLATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $3,160,355,713)                         $ 2,726,408,054
-----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         160,932,316
===================================================================================
     Total investments, at value (Cost $3,321,288,029)                2,887,340,370
===================================================================================
Cash                                                                         11,022
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       57,449,053
-----------------------------------------------------------------------------------
  Fund shares sold                                                          308,492
-----------------------------------------------------------------------------------
  Dividends                                                               5,978,382
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           381,481
-----------------------------------------------------------------------------------
Other assets                                                                132,825
===================================================================================
     Total assets                                                     2,951,601,625
___________________________________________________________________________________
===================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 107,762,215
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                  4,645,338
-----------------------------------------------------------------------------------
  Accrued fees to affiliates                                              2,500,170
-----------------------------------------------------------------------------------
  Accrued other operating expenses                                          627,707
-----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        1,664,393
===================================================================================
     Total liabilities                                                  117,199,823
===================================================================================
Net assets applicable to shares outstanding                         $ 2,834,401,802
___________________________________________________________________________________
===================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 4,616,063,185
-----------------------------------------------------------------------------------
Undistributed net investment income                                       6,530,357
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (1,354,235,767)
-----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (433,955,973)
===================================================================================
                                                                    $ 2,834,401,802
___________________________________________________________________________________
===================================================================================



NET ASSETS:

Class A                                                             $ 2,495,072,640
___________________________________________________________________________________
===================================================================================
Class B                                                             $   190,409,795
___________________________________________________________________________________
===================================================================================
Class C                                                             $    95,678,112
___________________________________________________________________________________
===================================================================================
Class R                                                             $     8,107,924
___________________________________________________________________________________
===================================================================================
Class Y                                                             $     5,774,069
___________________________________________________________________________________
===================================================================================
Institutional Class                                                 $    39,359,262
___________________________________________________________________________________
===================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 154,029,458
___________________________________________________________________________________
===================================================================================
Class B                                                                  12,962,976
___________________________________________________________________________________
===================================================================================
Class C                                                                   6,516,174
___________________________________________________________________________________
===================================================================================
Class R                                                                     506,911
___________________________________________________________________________________
===================================================================================
Class Y                                                                     355,856
___________________________________________________________________________________
===================================================================================
Institutional Class                                                       2,197,113
___________________________________________________________________________________
===================================================================================
Class A:
  Net asset value per share                                         $         16.20
-----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $16.20 divided by 94.50%)                  $         17.14
___________________________________________________________________________________
===================================================================================
Class B:
  Net asset value and offering price per share                      $         14.69
___________________________________________________________________________________
===================================================================================
Class C:
  Net asset value and offering price per share                      $         14.68
___________________________________________________________________________________
===================================================================================
Class R:
  Net asset value and offering price per share                      $         15.99
___________________________________________________________________________________
===================================================================================
Class Y:
  Net asset value and offering price per share                      $         16.23
___________________________________________________________________________________
===================================================================================
Institutional Class:
  Net asset value and offering price per share                      $         17.91
___________________________________________________________________________________
===================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CONSTELLATION FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $148,657)                           $  29,532,135
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                           1,211,914
================================================================================================
     Total investment income                                                          30,744,049
================================================================================================


EXPENSES:

Advisory fees                                                                          9,202,618
------------------------------------------------------------------------------------------------
Administrative services fees                                                             287,885
------------------------------------------------------------------------------------------------
Custodian fees                                                                            84,789
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              3,158,766
------------------------------------------------------------------------------------------------
  Class B                                                                              1,112,703
------------------------------------------------------------------------------------------------
  Class C                                                                                491,062
------------------------------------------------------------------------------------------------
  Class R                                                                                 19,609
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                7,520,543
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      21,157
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 65,281
------------------------------------------------------------------------------------------------
Other                                                                                    762,619
================================================================================================
     Total expenses                                                                   22,727,032
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (403,167)
================================================================================================
     Net expenses                                                                     22,323,865
================================================================================================
Net investment income                                                                  8,420,184
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(155,199))                                                      (869,018,001)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                  (1,759,268)
================================================================================================
                                                                                    (870,777,269)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              550,195,575
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (144,719)
================================================================================================
                                                                                     550,050,856
================================================================================================
Net realized and unrealized gain (loss)                                             (320,726,413)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(312,306,229)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CONSTELLATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                               2009               2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $    8,420,184    $   (13,968,239)
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (870,777,269)       144,896,188
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       550,050,856     (2,977,193,269)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (312,306,229)    (2,846,265,320)
===========================================================================================================
Share transactions-net:
  Class A                                                                   (182,053,482)      (783,183,615)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                    (63,842,137)      (280,841,384)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (8,452,133)       (44,285,362)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (72,949)         1,105,369
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                        452,684          6,556,928
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (8,446,580)       (20,137,169)
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (262,414,597)    (1,120,785,233)
===========================================================================================================
     Net increase (decrease) in net assets                                  (574,720,826)    (3,967,050,553)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                      3,409,122,628      7,376,173,181
===========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $6,530,357 and $(1,889,827), respectively)                           $2,834,401,802    $ 3,409,122,628
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CONSTELLATION FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM CONSTELLATION FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation)

12        AIM CONSTELLATION FUND
      until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.80%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Through December 31, 2012, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $4 billion                                              0.615%
-------------------------------------------------------------------
Next $750 million                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $294,102.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $8,501.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $156,975 in front-end sales commissions from the sale

13        AIM CONSTELLATION FUND
of Class A shares and $7, $172,948, $2,600 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $2,843,906,628
--------------------------------------
Level 2                     43,433,742
--------------------------------------
Level 3                             --
======================================
                        $2,887,340,370
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities purchases of $6,346,445 and securities sales of $255,854, which resulted in net realized gains (losses) of $(155,199).

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $100,564.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $7,236 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


14        AIM CONSTELLATION FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $335,644,907 of capital loss carryforward in the fiscal year ending October 31, 2009.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                   $ 60,745,898
-----------------------------------------------------------------------------------------------
October 31, 2010                                                                    196,611,268
-----------------------------------------------------------------------------------------------
October 31, 2011                                                                    222,860,251
===============================================================================================
Total capital loss carryforward                                                    $480,217,417
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of March 27, 2006, the date of reorganization of AIM Aggressive Growth Fund and AIM Weingarten Fund into the Fund, are realized as securities held in each fund as such date, the capital loss carryover may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $970,960,108 and $1,194,842,098, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 145,235,070
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (582,423,810)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(437,188,740)
================================================================================================
Cost of investments for tax purposes is $3,324,529,110.




15        AIM CONSTELLATION FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 APRIL 30, 2009(a)                   OCTOBER 31, 2008
                                                           -----------------------------     -------------------------------
                                                              SHARES           AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    3,124,113     $  50,643,699       5,769,408     $   145,527,680
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      713,631        10,459,088       1,263,902          29,400,488
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      304,949         4,420,551         681,560          15,975,792
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                       79,359         1,247,790         177,334           4,500,006
----------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   142,902         2,194,107         332,834           6,652,434
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          261,145         4,603,332         775,039          22,050,482
============================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    3,126,429        49,842,416       7,351,589         183,823,155
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (3,442,705)      (49,842,416)     (8,049,647)       (183,823,155)
============================================================================================================================
Reacquired:
  Class A(b)                                               (17,759,457)     (282,539,597)    (45,097,498)     (1,112,534,450)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,694,793)      (24,458,809)     (5,405,052)       (126,418,717)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (892,333)      (12,872,684)     (2,565,865)        (60,261,154)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (82,674)       (1,320,739)       (139,860)         (3,394,637)
----------------------------------------------------------------------------------------------------------------------------
  Class Y                                                     (114,397)       (1,741,423)         (5,483)            (95,506)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (724,862)      (13,049,912)     (1,495,988)        (42,187,651)
============================================================================================================================
Net increase (decrease) in share activity                  (16,958,693)    $(262,414,597)    (46,407,727)    $(1,120,785,233)
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     331,988      $ 6,636,438
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (331,988)      (6,636,438)
     ____________________________________________________________________________________________________
     ====================================================================================================





16        AIM CONSTELLATION FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS   OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $17.79     $ 0.05(c)    $ (1.64)(d)   $ (1.59)    $16.20       (8.94)%(d)$2,495,073
Year ended 10/31/08           31.12      (0.04)(c)    (13.29)       (13.33)     17.79      (42.83)     2,945,536
Year ended 10/31/07           25.56      (0.07)(c)      5.63          5.56      31.12       21.75      6,145,755
Year ended 10/31/06           23.63      (0.06)(c)      1.99          1.93      25.56        8.17      6,374,641
Year ended 10/31/05           21.27      (0.02)(f)      2.38          2.36      23.63       11.10      4,461,224
Year ended 10/31/04           20.61      (0.13)(c)      0.79          0.66      21.27        3.20      5,616,072
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     16.20      (0.01)(c)     (1.50)(d)     (1.51)     14.69       (9.32)(d)    190,410
Year ended 10/31/08           28.54      (0.21)(c)    (12.13)       (12.34)     16.20      (43.24)       281,592
Year ended 10/31/07           23.62      (0.25)(c)      5.17          4.92      28.54       20.83        844,018
Year ended 10/31/06           22.00      (0.23)(c)      1.85          1.62      23.62        7.36      1,008,799
Year ended 10/31/05           19.95      (0.19)(f)      2.24          2.05      22.00       10.28        531,341
Year ended 10/31/04           19.46      (0.26)(c)      0.75          0.49      19.95        2.52        617,005
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     16.19      (0.01)(c)     (1.50)(d)     (1.51)     14.68       (9.33)(d)     95,678
Year ended 10/31/08           28.52      (0.21)(c)    (12.12)       (12.33)     16.19      (43.23)       115,004
Year ended 10/31/07           23.61      (0.25)(c)      5.16          4.91      28.52       20.80        256,377
Year ended 10/31/06           21.99      (0.23)(c)      1.85          1.62      23.61        7.37        274,187
Year ended 10/31/05           19.94      (0.19)(f)      2.24          2.05      21.99       10.28        132,056
Year ended 10/31/04           19.46      (0.26)(c)      0.74          0.48      19.94        2.47        162,707
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     17.59       0.03(c)      (1.63)(d)     (1.60)     15.99       (9.10)(d)      8,108
Year ended 10/31/08           30.84      (0.10)(c)    (13.15)       (13.25)     17.59      (42.96)         8,976
Year ended 10/31/07           25.41      (0.14)(c)      5.57          5.43      30.84       21.37         14,580
Year ended 10/31/06           23.54      (0.12)(c)      1.99          1.87      25.41        7.94         12,982
Year ended 10/31/05           21.24      (0.06)(f)      2.36          2.30      23.54       10.83          7,467
Year ended 10/31/04           20.63      (0.17)(c)      0.78          0.61      21.24        2.96          6,202
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     17.80       0.07(c)      (1.64)(d)     (1.57)     16.23       (8.82)(d)      5,774
Year ended 10/31/08(g)        19.99       0.00(c)      (2.19)        (2.19)     17.80      (10.96)         5,827
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     19.61       0.12(c)      (1.82)(d)     (1.70)     17.91       (8.67)(d)     39,359
Year ended 10/31/08           34.14       0.09(c)     (14.62)       (14.53)     19.61      (42.56)        52,187
Year ended 10/31/07           27.92       0.06(c)       6.16          6.22      34.14       22.28        115,443
Year ended 10/31/06           25.69       0.06(c)       2.17          2.23      27.92        8.68        104,416
Year ended 10/31/05           23.01       0.10(f)       2.58          2.68      25.69       11.65        192,498
Year ended 10/31/04           22.17      (0.01)(c)      0.85          0.84      23.01        3.79        164,664
__________________________________________________________________________________________________________________
==================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
---------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        1.48%(e)          1.50%(e)        0.65%(e)       35%
Year ended 10/31/08              1.25              1.27           (0.16)          96
Year ended 10/31/07              1.17              1.20           (0.25)          68
Year ended 10/31/06              1.21              1.24           (0.24)         123
Year ended 10/31/05              1.29              1.31           (0.06)(f)       59
Year ended 10/31/04              1.27              1.29           (0.59)          50
---------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09        2.23(e)           2.25(e)        (0.10)(e)       35
Year ended 10/31/08              2.00              2.02           (0.91)          96
Year ended 10/31/07              1.92              1.95           (1.00)          68
Year ended 10/31/06              1.96              1.99           (0.99)         123
Year ended 10/31/05              2.01              2.03           (0.78)(f)       59
Year ended 10/31/04              1.97              1.99           (1.29)          50
---------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09        2.23(e)           2.25(e)        (0.10)(e)       35
Year ended 10/31/08              2.00              2.02           (0.91)          96
Year ended 10/31/07              1.92              1.95           (1.00)          68
Year ended 10/31/06              1.96              1.99           (0.99)         123
Year ended 10/31/05              2.01              2.03           (0.78)(f)       59
Year ended 10/31/04              1.97              1.99           (1.29)          50
---------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09        1.73(e)           1.75(e)         0.40(e)        35
Year ended 10/31/08              1.50              1.52           (0.41)          96
Year ended 10/31/07              1.42              1.45           (0.50)          68
Year ended 10/31/06              1.46              1.49           (0.49)         123
Year ended 10/31/05              1.51              1.53           (0.28)(f)       59
Year ended 10/31/04              1.47              1.49           (0.79)          50
---------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        1.23(e)           1.25(e)         0.90(e)        35
Year ended 10/31/08(g)           1.05(h)           1.07(h)         0.04(h)        96
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09        0.80(e)           0.82(e)         1.33(e)        35
Year ended 10/31/08              0.78              0.80            0.31           96
Year ended 10/31/07              0.71              0.74            0.21           68
Year ended 10/31/06              0.75              0.78            0.22          123
Year ended 10/31/05              0.76              0.78            0.47(f)        59
Year ended 10/31/04              0.72              0.74           (0.04)          50
_____________________________________________________________________________________________
=============================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains(losses) on securities (both realized and unrealized) per share would have been $(1.78), $(1.64), $(1.64), $(1.77), $(1.78) and $(1.96) for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively and total returns would have been lower.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $2,547,955, $224,385, $99,026, $7,908, $5,299 and $42,669 for Class A,
     Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and(0.36)%; $(0.26) and (1.08)%; $(0.26) and (1.08)%; $(0.13) and
     (0.58)% and $0.03 and 0.17% for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.
(g)  Commencement date of October 3, 2008.
(h)  Annualized.



17        AIM CONSTELLATION FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM CONSTELLATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $910.10        $ 7.01      $1,017.46       $ 7.40       1.48%
---------------------------------------------------------------------------------------------------
        B            1,000.00        906.80         10.54       1,013.74        11.13       2.23
---------------------------------------------------------------------------------------------------
        C            1,000.00        906.70         10.54       1,013.74        11.13       2.23
---------------------------------------------------------------------------------------------------
        R            1,000.00        908.50          8.19       1,016.22         8.65       1.73
---------------------------------------------------------------------------------------------------
        Y            1,000.00        911.80          5.83       1,018.70         6.16       1.23
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM CONSTELLATION FUND

Supplement to Semiannual Report dated 4/30/09

AIM CONSTELLATION FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      For periods ended 4/30/09                    those shown. All returns assume
shareholders with a performance overview                                                  reinvestment of distributions at NAV.
specific to their holdings. Institutional    Inception (4/8/92)                   5.26%   Investment return and principal value will
Class shares are offered exclusively to      10 Years                            -2.89    fluctuate so your shares, when redeemed,
institutional investors, including defined    5 Years                            -4.59    may be worth more or less than their
contribution plans that meet certain          1 Year                            -38.45    original cost. See full report for
criteria.                                     6 Months*                          -8.72    information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             ==========================================   month-end performance, please call
                                             AVERAGE ANNUAL TOTAL RETURNS                 800 451 4246 or visit invescoaim.com.

                                             For periods ended 3/31/09, most recent       (1) Total annual operating expenses less
                                             calendar quarter-end                             contractual advisory fee waivers by
                                                                                              the advisor in effect through at least
                                             Inception (4/8/92)                   4.93%       December 31, 2012. See current
                                             10 Years                            -3.11        prospectus for more information.
                                              5 Years                            -6.25
                                              1 Year                            -38.39
                                              6 Months*                         -28.62

                                             *  Cumulative total return that has not
                                                been annualized
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.79%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.81%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CST-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $912.80        $3.79       $1,020.83       $4.01        0.80%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM CONSTELLATION FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                        invescoaim.com   CST-SAR-1      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM DIVERSIFIED DIVIDEND FUND
-- SERVICE MARK --   Semiannual Report to Shareholders o April 30,2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -9.35%
Class B Shares                                                                   -9.79
Class C Shares                                                                   -9.80
Class R Shares                                                                   -9.56
Class Y Shares                                                                   -9.24
Investor Class Shares                                                            -9.32
S&P 500 Indext(Triangle) (Broad Market Index)                                    -8.52
Russell 1000 Indext(Triangle) (Style-Specific Index)                             -7.39
Lipper Large-Cap Core Funds Indext(Triangle) (Peer Group Index)                  -6.68

(Triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK- INDEX is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States.
The Russell 1000 Index is a trademark/service mark of the Frank Russell Company.
RUSSELL--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

   The LIPPER LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM DIVERSIFIED DIVIDEND FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CLASS C, CLASS R, CLASS Y AND INVESTOR
                                                                                          CLASS SHARES WAS 1.01%, 1.76%, 1.76%,
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      1.26%, 0.76% AND 0.93%, RESPECTIVELY.(1)
applicable sales charges                     quarter-end, including maximum applicable    THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             sales charges                                RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
CLASS A SHARES                               CLASS A SHARES                               FOR CLASS A, CLASS B, CLASS C, CLASS R AND
Inception(12/31/01)                  0.15%   Inception(12/31/01)                 -1.18%   INVESTOR CLASS SHARES WAS 1.02%, 1.77%,
 5 Years                            -2.37     5 Years                            -4.10    1.77%, 1.27%, 0.77% AND 0.94%,
 1 Year                            -33.36     1 Year                            -37.00    RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
                                                                                          ABOVE MAY VARY FROM THE EXPENSE RATIOS
CLASS B SHARES                               CLASS B SHARES                               PRESENTED IN OTHER SECTIONS OF THIS REPORT
Inception (12/31/01)                 0.25%   Inception (12/31/01)                -1.08%   THAT ARE BASED ON EXPENSES INCURRED DURING
 5 Years                            -2.24     5 Years                            -4.00    THE PERIOD COVERED BY THIS REPORT.
 1 Year                            -33.51     1 Year                            -37.16
                                                                                             CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS C SHARES                               CLASS C SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Inception (12/31/01)                 0.23%   Inception (12/31/01)                -1.08%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
 5 Years                            -1.92     5 Years                            -3.66    APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -30.73     1 Year                            -34.51    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS R SHARES                               CLASS R SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception                            0.72%   Inception                           -0.61%   THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                            -1.47     5 Years                            -3.23    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                            -29.73     1 Year                            -33.58    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS Y SHARES                               CLASS Y SHARES                               SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception                            0.94%   Inception                           -0.41%   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 5 Years                            -1.23     5 Years                            -3.02    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 1 Year                            -29.41     1 Year                            -33.36    ASSETS WITHIN THE FIRST YEAR. CLASS Y
                                                                                          SHARES AND INVESTOR CLASS SHARES DO NOT
INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES                        HAVE A FRONT-END SALES CHARGE OR A CDSC;
Inception                            0.96%   Inception                           -0.37%   THEREFORE, PERFORMANCE IS AT NET ASSET
 5 Years                            -1.20     5 Years                            -2.96    VALUE.
 1 Year                            -29.45     1 Year                            -33.38
==========================================   ==========================================      THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS R SHARES' INCEPTION DATE IS OCTOBER    CLASS SHARE PERFORMANCE AND RESTATED CLASS   DIFFERENT SALES CHARGE STRUCTURES AND
25, 2005. RETURNS SINCE THAT DATE ARE        A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    CLASS EXPENSES.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    THE INCEPTION DATE OF INVESTOR CLASS
BLENDED RETURNS OF HISTORICAL CLASS R SHARE  SHARES) AT NET ASSET VALUE, WHICH RESTATED      HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE AND RESTATED CLASS A SHARE       PERFORMANCE WILL REFLECT THE HIGHER          REIMBURSED EXPENSES IN THE PAST,
PERFORMANCE (FOR PERIODS PRIOR TO THE        RULE 12B-1 FEES APPLICABLE TO CLASS A        PERFORMANCE WOULD HAVE BEEN LOWER.
INCEPTION DATE OF CLASS R SHARES) AT NET     SHARES FOR THE PERIOD USING BLENDED
ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER  RETURNS. CLASS A SHARES' INCEPTION DATE IS   (1) Total annual operating expenses less
RULE 12B-1 FEES APPLICABLE TO CLASS R        DECEMBER 31, 2001.                               any contractual fee waivers and/or
SHARES. CLASS A SHARES' INCEPTION DATE IS                                                     expense reimbursements by the advisor
DECEMBER 31, 2001.                              THE PERFORMANCE DATA QUOTED REPRESENT         in effect through at least June 30,
                                             PAST PERFORMANCE AND CANNOT GUARANTEE            2009. See current prospectus for
   CLASS Y SHARES' INCEPTION DATE IS         COMPARABLE FUTURE RESULTS; CURRENT               more information.
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    VISIT INVESCOAIM.COM FOR THE MOST RECENT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      MONTH-END PERFORMANCE. PERFORMANCE FIGURES
PERFORMANCE AND RESTATED CLASS A SHARE       REFLECT REINVESTED DISTRIBUTIONS, CHANGES
PERFORMANCE (FOR PERIODS PRIOR TO THE        IN NET ASSET VALUE AND THE EFFECT OF THE
INCEPTION DATE OF CLASS Y SHARES) AT NET     MAXIMUM SALES CHARGE UNLESS OTHERWISE
ASSET VALUE. THE RESTATED CLASS A SHARE      STATED. PERFORMANCE FIGURES DO NOT REFLECT
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
APPLICABLE TO CLASS A SHARES AS WELL AS ANY  ON FUND DISTRIBUTIONS OR SALE OF FUND
FEE WAIVERS OR EXPENSE REIMBURSEMENTS        SHARES. INVESTMENT RETURN AND PRINCIPAL
RECEIVED BY CLASS A SHARES. CLASS A SHARES'  VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
INCEPTION DATE IS DECEMBER 31, 2001.         A GAIN OR LOSS WHEN YOU SELL SHARES.

   INVESTOR CLASS SHARES' INCEPTION DATE IS     THE NET ANNUAL FUND OPERATING EXPENSE
JULY 15, 2005. RETURNS SINCE THAT DATE ARE   RATIO SET FORTH IN THE MOST RECENT FUND
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF HISTORICAL INVESTOR       FOR CLASS A, CLASS B,


3   AIM DIVERSIFIED DIVIDEND FUND


                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
  [CROCKETT  PHOTO]    shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
   Bruce Crockett      different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees




                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals inline with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246. I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM DIVERSIFIED DIVIDEND FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-94.69%

AEROSPACE & DEFENSE-1.64%

Raytheon Co.                                            381,377    $   17,249,682
---------------------------------------------------------------------------------
United Technologies Corp.                                13,510           659,828
=================================================================================
                                                                       17,909,510
=================================================================================


APPAREL RETAIL-1.40%

Limited Brands, Inc.                                     51,700           590,414
---------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    527,082        14,742,484
=================================================================================
                                                                       15,332,898
=================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.65%

VF Corp.                                                119,077         7,057,694
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-3.26%

Bank of New York Mellon Corp.                            98,326         2,505,346
---------------------------------------------------------------------------------
Blackstone Group L.P. (The)                             604,573         5,918,770
---------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                       405,450         9,276,696
---------------------------------------------------------------------------------
State Street Corp.                                      524,325        17,895,212
=================================================================================
                                                                       35,596,024
=================================================================================


AUTO PARTS & EQUIPMENT-2.77%

Johnson Controls, Inc.                                1,591,941        30,262,798
=================================================================================


BUILDING PRODUCTS-0.89%

Masco Corp.                                           1,102,700         9,769,922
=================================================================================


CASINOS & GAMING-1.52%

International Game Technology                         1,348,509        16,654,086
=================================================================================


COMPUTER HARDWARE-1.85%

Hewlett-Packard Co.                                     216,143         7,776,825
---------------------------------------------------------------------------------
International Business Machines Corp.                   121,081        12,496,770
=================================================================================
                                                                       20,273,595
=================================================================================


CONSUMER FINANCE-1.50%

Capital One Financial Corp.                             977,746        16,367,468
=================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-4.18%

Automatic Data Processing, Inc.                         834,727        29,382,390
---------------------------------------------------------------------------------
Western Union Co.                                       975,882        16,346,024
=================================================================================
                                                                       45,728,414
=================================================================================


DEPARTMENT STORES-0.74%

Nordstrom, Inc.                                         356,712         8,072,393
=================================================================================


DISTRIBUTORS-0.10%

Genuine Parts Co.                                        33,543         1,139,120
=================================================================================


DIVERSIFIED BANKS-0.49%

U.S. Bancorp                                            295,899         5,391,280
=================================================================================


DIVERSIFIED CHEMICALS-2.97%

E. I. du Pont de Nemours and Co.                        635,011        17,716,807
---------------------------------------------------------------------------------
PPG Industries, Inc.                                    335,589        14,782,695
=================================================================================
                                                                       32,499,502
=================================================================================


DRUG RETAIL-2.13%

Walgreen Co.                                            741,328        23,299,939
=================================================================================


ELECTRIC UTILITIES-3.58%

American Electric Power Co., Inc.                       734,115        19,365,954
---------------------------------------------------------------------------------
Entergy Corp.                                           162,764        10,542,224
---------------------------------------------------------------------------------
Exelon Corp.                                            199,451         9,200,675
=================================================================================
                                                                       39,108,853
=================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.95%

Emerson Electric Co.                                    627,045        21,344,612
=================================================================================


FOOD DISTRIBUTORS-2.11%

Sysco Corp.                                             989,601        23,087,391
=================================================================================


FOREST PRODUCTS-0.79%

Weyerhaeuser Co.                                        244,287         8,613,560
=================================================================================


GENERAL MERCHANDISE STORES-1.49%

Target Corp.                                            394,000        16,256,440
=================================================================================


HEALTH CARE EQUIPMENT-3.29%

Baxter International Inc.                                50,180         2,433,730
---------------------------------------------------------------------------------
Medtronic, Inc.                                         497,786        15,929,152
---------------------------------------------------------------------------------
Stryker Corp.                                           455,881        17,647,154
=================================================================================
                                                                       36,010,036
=================================================================================


HOME IMPROVEMENT RETAIL-1.23%

Home Depot, Inc. (The)                                  512,204        13,481,209
=================================================================================


HOTELS, RESORTS & CRUISE LINES-2.16%

Marriott International, Inc.-Class A                  1,003,602        23,644,863
=================================================================================


HOUSEHOLD APPLIANCES-1.38%

Snap-on Inc.                                            445,717        15,118,721
=================================================================================


HOUSEHOLD PRODUCTS-3.10%

Colgate-Palmolive Co.                                    18,834         1,111,206
---------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    667,454        32,798,690
=================================================================================
                                                                       33,909,896
=================================================================================


HYPERMARKETS & SUPER CENTERS-0.50%

Wal-Mart Stores, Inc.                                   107,542         5,420,117
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM DIVERSIFIED DIVIDEND FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.09%

General Electric Co.                                     76,200    $      963,930
=================================================================================


INDUSTRIAL MACHINERY-6.02%

Eaton Corp.                                             328,207        14,375,466
---------------------------------------------------------------------------------
Illinois Tool Works Inc.                                652,496        21,401,869
---------------------------------------------------------------------------------
Pentair, Inc.                                         1,129,900        30,100,536
=================================================================================
                                                                       65,877,871
=================================================================================


INSURANCE BROKERS-2.74%

Marsh & McLennan Cos., Inc.                           1,418,844        29,923,420
=================================================================================


INTEGRATED OIL & GAS-3.55%

Eni S.p.A. (Italy)                                      412,800         8,944,436
---------------------------------------------------------------------------------
Exxon Mobil Corp.                                        61,012         4,067,670
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              242,537        13,652,408
---------------------------------------------------------------------------------
Total S.A. (France)                                     243,404        12,169,862
=================================================================================
                                                                       38,834,376
=================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.71%

AT&T Inc.                                               303,775         7,782,716
=================================================================================


LIFE & HEALTH INSURANCE-1.08%

StanCorp Financial Group, Inc.                          429,408        11,778,661
=================================================================================


MOVIES & ENTERTAINMENT-1.29%

Time Warner Inc.                                        643,802        14,054,190
=================================================================================


MULTI-UTILITIES-2.91%

Dominion Resources, Inc.                                791,680        23,877,069
---------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  198,975         7,951,041
=================================================================================
                                                                       31,828,110
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-0.52%

Baker Hughes Inc.                                       159,931         5,690,345
=================================================================================


PACKAGED FOODS & MEATS-3.75%

General Mills, Inc.                                     363,518        18,426,727
---------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                946,729        22,153,459
---------------------------------------------------------------------------------
Sara Lee Corp.                                           55,398           460,911
=================================================================================
                                                                       41,041,097
=================================================================================


PHARMACEUTICALS-8.68%

Abbott Laboratories                                      64,892         2,715,730
---------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                809,226        15,537,139
---------------------------------------------------------------------------------
Johnson & Johnson                                       447,401        23,425,916
---------------------------------------------------------------------------------
Lilly (Eli) and Co.                                     805,078        26,503,168
---------------------------------------------------------------------------------
Novartis AG (Switzerland)                               551,429        20,823,561
---------------------------------------------------------------------------------
Pfizer Inc.                                             438,790         5,862,235
=================================================================================
                                                                       94,867,749
=================================================================================


REGIONAL BANKS-2.83%

Fifth Third Bancorp                                   3,118,145        12,784,395
---------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  1,260,591        18,202,934
=================================================================================
                                                                       30,987,329
=================================================================================


RESTAURANTS-1.64%

Brinker International, Inc.                           1,013,520        17,959,574
=================================================================================


SEMICONDUCTORS-2.86%

Linear Technology Corp.                                 369,207         8,041,328
---------------------------------------------------------------------------------
Texas Instruments Inc.                                1,286,292        23,230,434
=================================================================================
                                                                       31,271,762
=================================================================================


SOFT DRINKS-0.63%

Coca-Cola Co. (The)                                     159,023         6,845,940
=================================================================================


SPECIALIZED CONSUMER SERVICES-0.75%

H&R Block, Inc.                                         539,347         8,165,714
=================================================================================


SPECIALTY CHEMICALS-1.24%

Ecolab Inc.                                             352,377        13,584,133
=================================================================================


SYSTEMS SOFTWARE-1.81%

Microsoft Corp.                                         978,121        19,816,731
=================================================================================


THRIFTS & MORTGAGE FINANCE-1.14%

Hudson City Bancorp, Inc.                               992,791        12,469,455
=================================================================================


TOBACCO-2.78%

Altria Group, Inc.                                      809,899        13,225,650
---------------------------------------------------------------------------------
Philip Morris International Inc.                        473,129        17,127,270
=================================================================================
                                                                       30,352,920
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,303,734,008)                                        1,035,446,364
=================================================================================



MONEY MARKET FUNDS-4.80%

Liquid Assets Portfolio-Institutional Class(b)       26,261,250        26,261,250
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(b)             26,261,250        26,261,250
=================================================================================
     Total Money Market Funds (Cost $52,522,500)                       52,522,500
=================================================================================
TOTAL INVESTMENTS-99.49% (Cost $1,356,256,508)                      1,087,968,864
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.51%                                     5,562,663
=================================================================================
NET ASSETS-100.00%                                                 $1,093,531,527
_________________________________________________________________________________
=================================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM DIVERSIFIED DIVIDEND FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               17.1%
-------------------------------------------------------------------------
Consumer Staples                                                     15.0
-------------------------------------------------------------------------
Financials                                                           13.0
-------------------------------------------------------------------------
Health Care                                                          12.0
-------------------------------------------------------------------------
Information Technology                                               10.7
-------------------------------------------------------------------------
Industrials                                                          10.6
-------------------------------------------------------------------------
Utilities                                                             6.5
-------------------------------------------------------------------------
Materials                                                             5.0
-------------------------------------------------------------------------
Energy                                                                4.1
-------------------------------------------------------------------------
Telecommunication Services                                            0.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 5.3
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,303,734,008)                         $1,035,446,364
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         52,522,500
==================================================================================
     Total investments, at value (Cost $1,356,256,508)               1,087,968,864
==================================================================================
Receivables for:
  Investments sold                                                       6,873,779
----------------------------------------------------------------------------------
  Fund shares sold                                                         687,775
----------------------------------------------------------------------------------
  Dividends                                                              2,022,041
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          214,299
----------------------------------------------------------------------------------
Other assets                                                                64,157
==================================================================================
     Total assets                                                    1,097,830,915
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  2,616,778
----------------------------------------------------------------------------------
  Fund shares reacquired                                                   822,810
----------------------------------------------------------------------------------
Accrued fees to affiliates                                                 429,536
----------------------------------------------------------------------------------
Accrued other operating expenses                                            61,435
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         368,829
==================================================================================
     Total liabilities                                                   4,299,388
==================================================================================
Net assets applicable to shares outstanding                         $1,093,531,527
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,441,562,697
----------------------------------------------------------------------------------
Undistributed net investment income                                      1,306,967
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                 (81,051,575)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (268,286,562)
==================================================================================
                                                                    $1,093,531,527
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $  155,487,021
__________________________________________________________________________________
==================================================================================
Class B                                                             $   29,404,851
__________________________________________________________________________________
==================================================================================
Class C                                                             $   30,454,762
__________________________________________________________________________________
==================================================================================
Class R                                                             $    1,088,293
__________________________________________________________________________________
==================================================================================
Class Y                                                             $    3,967,980
__________________________________________________________________________________
==================================================================================
Investor Class                                                      $  826,391,208
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $   46,737,412
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 18,453,992
__________________________________________________________________________________
==================================================================================
Class B                                                                  3,525,016
__________________________________________________________________________________
==================================================================================
Class C                                                                  3,654,706
__________________________________________________________________________________
==================================================================================
Class R                                                                    129,046
__________________________________________________________________________________
==================================================================================
Class Y                                                                    470,507
__________________________________________________________________________________
==================================================================================
Investor Class                                                          98,107,345
__________________________________________________________________________________
==================================================================================
Institutional Class                                                      5,549,336
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $         8.43
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.43 divided by 94.50%)                   $         8.92
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $         8.34
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $         8.33
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $         8.43
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $         8.43
__________________________________________________________________________________
==================================================================================
Investor Class:
  Net asset value and offering price per share                      $         8.42
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $         8.42
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $195,579)                           $  20,621,860
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             407,585
================================================================================================
     Total investment income                                                          21,029,445
================================================================================================


EXPENSES:

Advisory fees                                                                          2,942,023
------------------------------------------------------------------------------------------------
Administrative services fees                                                             153,111
------------------------------------------------------------------------------------------------
Custodian fees                                                                            47,883
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                183,141
------------------------------------------------------------------------------------------------
  Class B                                                                                154,484
------------------------------------------------------------------------------------------------
  Class C                                                                                146,324
------------------------------------------------------------------------------------------------
  Class R                                                                                  2,159
------------------------------------------------------------------------------------------------
  Investor Class                                                                         225,229
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      1,253,386
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      15,593
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 28,660
------------------------------------------------------------------------------------------------
Other                                                                                    296,202
================================================================================================
     Total expenses                                                                    5,448,195
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (56,227)
================================================================================================
     Net expenses                                                                      5,391,968
================================================================================================
Net investment income                                                                 15,637,477
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (50,002,745)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (13,922)
================================================================================================
                                                                                     (50,016,667)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (86,704,365)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       4,263
================================================================================================
                                                                                     (86,700,102)
================================================================================================
Net realized and unrealized gain (loss)                                             (136,716,769)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(121,079,292)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,         OCTOBER 31,
                                                                                 2009              2008
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $   15,637,477    $   31,263,891
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     (50,016,667)      (30,013,224)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         (86,700,102)     (485,840,068)
============================================================================================================
     Net increase (decrease) in net assets resulting from operations          (121,079,292)     (484,589,401)
============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (1,971,255)       (3,884,240)
------------------------------------------------------------------------------------------------------------
  Class B                                                                         (307,047)         (758,571)
------------------------------------------------------------------------------------------------------------
  Class C                                                                         (287,992)         (522,650)
------------------------------------------------------------------------------------------------------------
  Class R                                                                          (10,563)          (16,190)
------------------------------------------------------------------------------------------------------------
  Class Y                                                                          (45,051)               --
------------------------------------------------------------------------------------------------------------
  Investor Class                                                               (11,490,375)      (25,710,802)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                             (675,505)       (1,150,918)
============================================================================================================
     Total distributions from net investment income                            (14,787,788)      (32,043,371)
============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                               --       (15,388,268)
------------------------------------------------------------------------------------------------------------
  Class B                                                                               --        (5,419,009)
------------------------------------------------------------------------------------------------------------
  Class C                                                                               --        (3,383,918)
------------------------------------------------------------------------------------------------------------
  Class R                                                                               --           (59,147)
------------------------------------------------------------------------------------------------------------
  Investor Class                                                                        --       (95,870,433)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                   --        (3,540,253)
============================================================================================================
     Total distributions from net realized gains                                       --       (123,661,028)
============================================================================================================
Share transactions-net:
  Class A                                                                       16,461,819            83,399
------------------------------------------------------------------------------------------------------------
  Class B                                                                       (3,141,844)      (24,060,281)
------------------------------------------------------------------------------------------------------------
  Class C                                                                        3,149,545        (4,777,489)
------------------------------------------------------------------------------------------------------------
  Class R                                                                          261,438           553,267
------------------------------------------------------------------------------------------------------------
  Class Y                                                                        2,015,210         2,537,202
------------------------------------------------------------------------------------------------------------
  Investor Class                                                               (32,400,852)       (9,503,902)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                           11,338,276         5,498,563
============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                             (2,316,408)      (29,669,241)
============================================================================================================
     Net increase (decrease) in net assets                                    (138,183,488)     (669,963,041)
============================================================================================================


NET ASSETS:

  Beginning of period                                                        1,231,715,015     1,901,678,056
============================================================================================================
  End of period (includes undistributed net investment income of
     $1,306,967 and $457,278, respectively)                                 $1,093,531,527    $1,231,715,015
____________________________________________________________________________________________________________
============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM DIVERSIFIED DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's primary investment objectives are growth of capital and, secondarily, current income.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM DIVERSIFIED DIVIDEND FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in

12        AIM DIVERSIFIED DIVIDEND FUND
      order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.60%
-------------------------------------------------------------------
Next $350 million                                            0.55%
-------------------------------------------------------------------
Next $1.3 billion                                            0.50%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $35,308.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,494.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $32,436 in front-end sales commissions from the sale of Class A shares and $6, $24,734 and $2,268 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest

13        AIM DIVERSIFIED DIVIDEND FUND
priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,046,031,005
--------------------------------------
Level 2                     41,937,859
--------------------------------------
Level 3                             --
======================================
                        $1,087,968,864
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $19,425.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $3,734 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                   $30,854,048
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


14        AIM DIVERSIFIED DIVIDEND FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $157,592,323 and $175,993,844, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  71,764,346
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (340,315,237)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(268,550,891)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,356,519,755.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 APRIL 30, 2009(a)                 OCTOBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    5,006,393     $ 42,188,993       4,184,236     $  46,145,670
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      694,810        5,877,478         745,226         8,479,829
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    1,017,764        8,504,292         595,439         6,705,937
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       53,955          437,194          62,448           751,581
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   268,228        2,270,829         235,051         2,540,521
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             2,492,315       20,740,149       4,157,238        46,165,678
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,805,359       14,853,221         846,307        10,012,993
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      224,414        1,792,556       1,462,008        18,177,046
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       36,313          287,897         465,825         5,766,628
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       32,148          254,238         291,644         3,601,665
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        1,342           10,563           6,059            75,328
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        5,657           44,873              --                --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             1,323,102       10,575,113       9,094,972       113,018,711
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           69,064          549,125         378,697         4,691,171
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      476,762        3,888,787       1,286,524        15,143,975
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (481,471)      (3,888,787)     (1,298,965)      (15,143,975)
=========================================================================================================================
Reacquired:
  Class A(b)                                                (3,946,023)     (31,408,517)     (6,881,504)      (79,383,292)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (680,178)      (5,418,432)     (1,981,453)      (23,162,763)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (718,739)      (5,608,985)     (1,283,084)      (15,085,091)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (21,828)        (186,319)        (24,734)         (273,642)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (38,059)        (300,492)           (370)           (3,319)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                         (7,994,519)     (63,716,114)    (14,181,333)     (168,688,291)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (508,020)      (4,064,070)       (790,149)       (9,205,601)
=========================================================================================================================
     Net increase (decrease) in share activity                (881,211)    $ (2,316,408)     (2,629,918)    $ (29,669,241)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(c) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     226,201      $ 2,452,017
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (174,395)     $(1,890,444)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                              (51,853)     $  (561,573)
     ____________________________________________________________________________________________________
     ====================================================================================================





15        AIM DIVERSIFIED DIVIDEND FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 9.43      $0.11(c)     $(1.00)      $(0.89)     $(0.11)       $   --         $(0.11)      $ 8.43
Year ended 10/31/08           14.27       0.23(c)      (3.89)       (3.66)      (0.24)        (0.94)         (1.18)        9.43
Year ended 10/31/07           13.88       0.20          0.99         1.19       (0.21)        (0.59)         (0.80)       14.27
Year ended 10/31/06           12.11       0.19(c)       1.92         2.11       (0.18)        (0.16)         (0.34)       13.88
Year ended 10/31/05           11.48       0.17(e)       0.85         1.02       (0.18)        (0.21)         (0.39)       12.11
Year ended 10/31/04           10.26       0.14          1.23         1.37       (0.15)           --          (0.15)       11.48
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      9.34       0.08(c)      (1.00)       (0.92)      (0.08)           --          (0.08)        8.34
Year ended 10/31/08           14.14       0.15(c)      (3.86)       (3.71)      (0.15)        (0.94)         (1.09)        9.34
Year ended 10/31/07           13.76       0.11          0.98         1.09       (0.12)        (0.59)         (0.71)       14.14
Year ended 10/31/06           12.01       0.10(c)       1.90         2.00       (0.09)        (0.16)         (0.25)       13.76
Year ended 10/31/05           11.38       0.09(e)       0.85         0.94       (0.10)        (0.21)         (0.31)       12.01
Year ended 10/31/04           10.17       0.07          1.21         1.28       (0.07)           --          (0.07)       11.38
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      9.33       0.08(c)      (1.00)       (0.92)      (0.08)           --          (0.08)        8.33
Year ended 10/31/08           14.12       0.15(c)      (3.85)       (3.70)      (0.15)        (0.94)         (1.09)        9.33
Year ended 10/31/07           13.74       0.11          0.98         1.09       (0.12)        (0.59)         (0.71)       14.12
Year ended 10/31/06           11.99       0.10(c)       1.90         2.00       (0.09)        (0.16)         (0.25)       13.74
Year ended 10/31/05           11.37       0.09(e)       0.84         0.93       (0.10)        (0.21)         (0.31)       11.99
Year ended 10/31/04           10.16       0.07          1.21         1.28       (0.07)           --          (0.07)       11.37
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      9.44       0.10(c)      (1.01)       (0.91)      (0.10)           --          (0.10)        8.43
Year ended 10/31/08           14.28       0.20(c)      (3.89)       (3.69)      (0.21)        (0.94)         (1.15)        9.44
Year ended 10/31/07           13.88       0.17          1.00         1.17       (0.18)        (0.59)         (0.77)       14.28
Year ended 10/31/06           12.11       0.16(c)       1.92         2.08       (0.15)        (0.16)         (0.31)       13.88
Year ended 10/31/05(f)        11.99       0.00          0.12         0.12          --            --             --        12.11
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      9.43       0.12(c)      (1.00)       (0.88)      (0.12)           --          (0.12)        8.43
Year ended 10/31/08(f)        10.84       0.01(c)      (1.42)       (1.41)         --            --             --         9.43
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09      9.42       0.12(c)      (1.01)       (0.89)      (0.11)           --          (0.11)        8.42
Year ended 10/31/08           14.26       0.24(c)      (3.89)       (3.65)      (0.25)        (0.94)         (1.19)        9.42
Year ended 10/31/07           13.88       0.22          0.98         1.20       (0.23)        (0.59)         (0.82)       14.26
Year ended 10/31/06           12.11       0.20(c)       1.92         2.12       (0.19)        (0.16)         (0.35)       13.88
Year ended 10/31/05(f)        12.36       0.05         (0.26)       (0.21)      (0.04)           --          (0.04)       12.11
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      9.43       0.13(c)      (1.01)       (0.88)      (0.13)           --          (0.13)        8.42
Year ended 10/31/08           14.26       0.27(c)      (3.88)       (3.61)      (0.28)        (0.94)         (1.22)        9.43
Year ended 10/31/07           13.88       0.25          0.98         1.23       (0.26)        (0.59)         (0.85)       14.26
Year ended 10/31/06           12.12       0.02(c)       2.12         2.14       (0.22)        (0.16)         (0.38)       13.88
Year ended 10/31/05(f)        11.99       0.00          0.13         0.13          --            --             --        12.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF          RATIO OF
                                                           EXPENSES          EXPENSES
                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                         NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(a)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (9.35)%    $  155,487          1.13%(d)          1.14%(d)       2.79%(d)       15
Year ended 10/31/08          (27.56)        157,407          1.01              1.02           1.93           18
Year ended 10/31/07            8.86         237,467          1.00              1.00           1.45           17
Year ended 10/31/06           17.66         262,276          1.00              1.03           1.43            9
Year ended 10/31/05            8.92         212,029          1.00              1.15           1.27(e)        22
Year ended 10/31/04           13.36          63,513          1.00              1.70           1.27           30
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (9.79)         29,405          1.88(d)           1.89(d)        2.04(d)        15
Year ended 10/31/08          (28.06)         36,934          1.69              1.76           1.25           18
Year ended 10/31/07            8.15          85,172          1.65              1.75           0.80           17
Year ended 10/31/06           16.87          98,901          1.65              1.78           0.78            9
Year ended 10/31/05            8.28          92,394          1.65              1.85           0.62(e)        22
Year ended 10/31/04           12.63          45,700          1.65              2.35           0.62           30
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (9.80)         30,455          1.88(d)           1.89(d)        2.04(d)        15
Year ended 10/31/08          (28.02)         30,998          1.69              1.76           1.25           18
Year ended 10/31/07            8.16          52,524          1.65              1.75           0.80           17
Year ended 10/31/06           16.90          56,354          1.65              1.78           0.78            9
Year ended 10/31/05            8.20          45,513          1.65              1.85           0.62(e)        22
Year ended 10/31/04           12.64          15,316          1.65              2.35           0.62           30
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (9.56)          1,088          1.38(d)           1.39(d)        2.54(d)        15
Year ended 10/31/08          (27.73)            902          1.26              1.27           1.68           18
Year ended 10/31/07            8.67             740          1.25              1.25           1.20           17
Year ended 10/31/06           17.38             430          1.25              1.28           1.18            9
Year ended 10/31/05(f)         1.00              10          1.25(g)           1.39(g)        1.03(g)        22
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (9.24)          3,968          0.88(d)           0.89(d)        3.04(d)        15
Year ended 10/31/08(f)       (13.01)          2,213          0.82(g)           0.82(g)        2.12(g)        18
-------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     (9.32)        826,391          0.93(d)           0.94(d)        2.99(d)        15
Year ended 10/31/08          (27.50)        963,835          0.93              0.94           2.01           18
Year ended 10/31/07            8.91       1,472,311          0.91              0.91           1.54           17
Year ended 10/31/06           17.77       1,522,235          0.87              0.90           1.56            9
Year ended 10/31/05(f)        (1.68)      1,546,221          0.97(g)           1.09(g)        1.30(g)        22
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     (9.28)         46,737          0.71(d)           0.72(d)        3.21(d)        15
Year ended 10/31/08          (27.25)         39,425          0.67              0.68           2.27           18
Year ended 10/31/07            9.17          53,464          0.66              0.66           1.79           17
Year ended 10/31/06           17.96          29,606          0.59              0.59           1.84            9
Year ended 10/31/05(f)         1.08              48          0.68(g)           0.80(g)        1.59(g)        22
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $147,727, $31,153, $29,507, $871, $3,068, $826,500 and $42,436
      for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets excluding the special dividend are 1.24%, 0.59% and 0.59% for Class A, Class B and Class C shares, respectively.
(f) Commencement date of October 25, 2005, October 3, 2008, July 15, 2005, and October 25, 2005 for Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(g)   Annualized.


16        AIM DIVERSIFIED DIVIDEND FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM DIVERSIFIED DIVIDEND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $906.50        $5.34       $1,019.19       $5.66        1.13%
---------------------------------------------------------------------------------------------------
        B            1,000.00        902.10         8.87        1,015.47        9.39        1.88
---------------------------------------------------------------------------------------------------
        C            1,000.00        902.00         8.87        1,015.47        9.39        1.88
---------------------------------------------------------------------------------------------------
        R            1,000.00        904.40         6.52        1,017.95        6.90        1.38
---------------------------------------------------------------------------------------------------
        Y            1,000.00        907.60         4.16        1,020.43        4.41        0.88
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        906.80         4.40        1,020.18        4.66        0.93
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM DIVERSIFIED DIVIDEND FUND

Supplement to Semiannual Report dated 4/30/09

AIM DIVERSIFIED DIVIDEND FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 Fund operating expense ratio set forth in
                                             For periods ended 4/30/09                    the most recent Fund prospectus as of the
The following information has been                                                        date of this supplement for Institutional
prepared to provide Institutional Class      Inception                            1.08%   Class shares was 0.68%. The expense ratios
shareholders with a performance overview      5 Years                            -1.03    presented above may vary from the expense
specific to their holdings. Institutional     1 Year                            -29.26    ratios presented in other sections of the
Class shares are offered exclusively to       6 Months*                          -9.28    actual report that are based on expenses
institutional investors, including defined   ==========================================   incurred during the period covered by the
contribution plans that meet certain                                                      report.
criteria.                                    ==========================================
                                             AVERAGE ANNUAL TOTAL RETURNS                    Had the advisor not waived fees and/or
                                             For periods ended 3/31/09, most recent       reimbursed expenses in the past,
                                             calendar quarter-end                         performance would have been lower.

                                             Inception                           -0.26%      Please note that past performance is
                                              5 Years                            -2.80    not indicative of future results. More
                                              1 Year                            -33.13    recent returns may be more or less than
                                              6 Months*                         -31.06    those shown. All returns assume
                                                                                          reinvestment of distributions at NAV.
                                             *  Cumulative total return that has not      Investment return and principal value will
                                                been annualized                           fluctuate so your shares, when redeemed,
                                             ==========================================   may be worth more or less than their
                                                                                          original cost. See full report for
                                             Institutional Class shares' inception date   information on comparative benchmarks.
                                             is October 25, 2005. Returns since that      Please consult your Fund prospectus for
                                             date are historical returns. All other       more information. For the most current
                                             returns are blended returns of historical    month-end performance, please call
                                             Institutional Class share performance and    800 451 4246 or visit invescoaim.com.
                                             restated Class A share performance (for
                                             periods prior to the inception date of       (1) Total annual operating expenses less
                                             Institutional Class shares) at net asset         any contractual fee waivers and/or
                                             value (NAV) and reflect the higher Rule          expense reimbursements by the advisor
                                             12b-1 fees applicable to Class A shares.         in effect through at least June 30,
                                             Class A shares' inception date is December       2009. See current prospectus for more
                                             31, 2001.                                        information.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.67%.(1) The total annual

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   DDI-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $907.20        $3.36       $1,021.27       $3.56        0.71%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM DIVERSIFIED DIVIDEND FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
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This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital. Management, Inc., Invesco Private Asset Management, Inc. and Invesco              --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   DDI-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM LARGE CAP BASIC VALUE FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    -2.58%
Class B Shares                                                                    -2.95
Class C Shares                                                                    -2.95
Class R Shares                                                                    -2.75
Class Y Shares                                                                    -2.40
Investor Class Shares                                                             -2.57
S&P 500 Index(Triangle) (Broad Market Index)                                      -8.52
Russell 1000 Value Index(Triangle) (Style-Specific Index)                        -13.27
Lipper Large-Cap Value Funds Index(Triangle) (Peer Group Index)                   -8.44

(Triangle) Lipper Inc.

The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000 --REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank
Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM LARGE CAP BASIC VALUE FUND

==========================================   ==========================================   CLASS SHARES WAS 1.23%, 1.98%, 1.98%,
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 1.48%, 0.98% AND 1.23%, RESPECTIVELY.(1)
                                                                                          THE TOTAL ANNUAL FUND OPERATING EXPENSE
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     quarter-end, including maximum applicable    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             sales charges                                FOR CLASS A, CLASS B, CLASS C, CLASS R,
CLASS A SHARES                                                                            CLASS Y AND INVESTOR CLASS SHARES WAS
Inception (6/30/99)                 -1.86%   CLASS A SHARES                               1.31%, 2.06%, 2.06%, 1.56%, 1.06% AND
 5 Years                            -8.66    Inception (6/30/99)                 -3.81%   1.31%, RESPECTIVELY. THE EXPENSE RATIOS
 1 Year                            -46.97     5 Years                           -12.54    PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                              1 Year                            -53.79    RATIOS PRESENTED IN OTHER SECTIONS OF THIS
CLASS B SHARES                                                                            REPORT THAT ARE BASED ON EXPENSES INCURRED
Inception (8/1/00)                  -3.35%   CLASS B SHARES                               DURING THE PERIOD COVERED BY THIS REPORT.
 5 Years                            -8.62    Inception (8/1/00)                  -5.53%
 1 Year                            -47.11     5 Years                           -12.48       CLASS A SHARE PERFORMANCE REFLECTS THE
                                              1 Year                            -53.88    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS C SHARES                                                                            AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (8/1/00)                  -3.39%   CLASS C SHARES                               APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                            -8.29    Inception (8/1/00)                  -5.58%   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                            -44.88     5 Years                           -12.21    CDSC ON CLASS B SHARES DECLINES FROM 5%
                                              1 Year                            -52.02    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS R SHARES                                                                            THE BEGINNING OF THE SEVENTH YEAR. THE
Inception                           -1.49%   CLASS R SHARES                               CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                            -7.86    Inception                           -3.45%   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                            -44.07     5 Years                           -11.76    HAVE A FRONT-END SALES CHARGE; RETURNS
                                              1 Year                            -51.28    SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS Y SHARES                                                                            REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Inception                           -1.27%   CLASS Y SHARES                               ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 5 Years                            -7.59    Inception                           -3.23%   ASSETS WITHIN THE FIRST YEAR. CLASS Y AND
 1 Year                            -43.79     5 Years                           -11.51    INVESTOR CLASS SHARES DO NOT HAVE A
                                              1 Year                            -51.00    FRONT-END SALES CHARGE OR A CDSC;
INVESTOR CLASS SHARES                                                                     THEREFORE, PERFORMANCE IS AT NET ASSET
Inception                           -1.28%   INVESTOR CLASS SHARES                        VALUE.
 5 Years                            -7.62    Inception                           -3.24%
 1 Year                            -43.95     5 Years                           -11.54       THE PERFORMANCE OF THE FUND'S SHARE
                                              1 Year                            -51.14    CLASSES WILL DIFFER PRIMARILY DUE TO
==========================================   ==========================================   DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    ANCE AND RESTATED CLASS A SHARE
2002. RETURNS SINCE THAT DATE ARE            PERFORMANCE (FOR PERIODS PRIOR TO THE           HAD THE ADVISOR NOT WAIVED FEES AND/OR
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    INCEPTION DATE OF INVESTOR CLASS SHARES)     REIMBURSED EXPENSES, PERFORMANCE WOULD
BLENDED RETURNS OF HISTORICAL CLASS R        AT NET ASSET VALUE, WHICH RESTATED           HAVE BEEN LOWER.
SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE WILL REFLECT THE RULE 12B-1
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      FEES APPLICABLE TO CLASS A SHARES FOR THE    (1) Total annual operating expenses less
THE INCEPTION DATE OF CLASS R SHARES) AT     PERIOD USING BLENDED RETURNS. CLASS A            any contractual fee waivers and/or
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SHARES' INCEPTION DATE IS JUNE 30, 1999.         expense reimbursements by the advisor
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS                                                    in effect through at least June 30,
R SHARES. CLASS A SHARES' INCEPTION DATE        THE PERFORMANCE DATA QUOTED REPRESENT         2009. See current prospectus for more
IS JUNE 30, 1999.                            PAST PERFORMANCE AND CANNOT GUARANTEE            information.
                                             COMPARABLE FUTURE RESULTS; CURRENT
   CLASS Y SHARES' INCEPTION DATE IS         PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     VISIT INVESCOAIM.COM FOR THE MOST RECENT
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    MONTH-END PERFORMANCE. PERFORMANCE FIGURES
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      REFLECT REINVESTED DISTRIBUTIONS, CHANGES
PERFORMANCE AND RESTATED CLASS A SHARE       IN NET ASSET VALUE AND THE EFFECT OF THE
PERFORMANCE (FOR PERIODS PRIOR TO THE        MAXIMUM SALES CHARGE UNLESS OTHERWISE
INCEPTION DATE OF CLASS Y SHARES) AT NET     STATED. PERFORMANCE FIGURES DO NOT REFLECT
ASSET VALUE. THE RESTATED CLASS A SHARE      DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     ON FUND DISTRIBUTIONS OR SALE OF FUND
APPLICABLE TO CLASS A SHARES AS WELL AS      SHARES. INVESTMENT RETURN AND PRINCIPAL
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
RECEIVED BY CLASS A SHARES. CLASS A          A GAIN OR LOSS WHEN YOU SELL SHARES.
SHARES' INCEPTION DATE IS JUNE 30, 1999.
                                                THE NET ANNUAL FUND OPERATING EXPENSE
   INVESTOR CLASS SHARES' INCEPTION DATE     RATIO SET FORTH IN THE MOST RECENT FUND
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    PROSPECTUS AS OF THE DATE OF THIS REPORT
DATE ARE HISTORICAL RETURNS. ALL OTHER       FOR CLASS A, CLASS B, CLASS C, CLASS R,
RETURNS ARE BLENDED RETURNS OF HISTORICAL    CLASS Y AND INVESTOR
INVESTOR CLASS SHARE PERFORM-


3   AIM LARGE CAP BASIC VALUE FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
  [CROCKETT PHOTO]     shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined
  Bruce Crockett       investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.
   [TAYLOR PHOTO]
                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a
   Philip Taylor       long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 959 4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco  Ltd.
CEO, Invesco Aim

4   AIM LARGE CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.02%

ADVERTISING-6.07%

Interpublic Group of Cos., Inc. (The)(b)                620,092    $  3,881,776
-------------------------------------------------------------------------------
Omnicom Group Inc.                                      163,721       5,152,300
===============================================================================
                                                                      9,034,076
===============================================================================


AEROSPACE & DEFENSE-0.55%

Honeywell International Inc.                             26,430         824,880
===============================================================================


APPAREL RETAIL-1.00%

Gap, Inc. (The)                                          95,809       1,488,872
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.93%

State Street Corp.                                       84,380       2,879,889
===============================================================================


BREWERS-2.09%

Molson Coors Brewing Co.-Class B                         81,288       3,109,266
===============================================================================


COMMUNICATIONS EQUIPMENT-2.23%

Nokia Oyj-ADR (Finland)                                 234,626       3,317,612
===============================================================================


COMPUTER HARDWARE-3.34%

Dell Inc.(b)                                            428,161       4,975,231
===============================================================================


CONSTRUCTION MATERIALS-1.46%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)(c)                 289,987       2,169,103
===============================================================================


CONSUMER FINANCE-4.40%

American Express Co.                                    193,351       4,876,312
-------------------------------------------------------------------------------
SLM Corp.(b)(c)                                         346,096       1,671,644
===============================================================================
                                                                      6,547,956
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.67%

Western Union Co.                                       148,183       2,482,065
===============================================================================


DEPARTMENT STORES-2.53%

Kohl's Corp.(b)                                          46,529       2,110,090
-------------------------------------------------------------------------------
Nordstrom, Inc.(c)                                       73,167       1,655,769
===============================================================================
                                                                      3,765,859
===============================================================================


DIVERSIFIED CAPITAL MARKETS-1.79%

UBS AG (Switzerland)(b)(c)                              195,251       2,663,224
===============================================================================


EDUCATION SERVICES-0.53%

Apollo Group Inc.-Class A(b)                             12,529         788,700
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-2.55%

Tyco Electronics Ltd.                                   217,689       3,796,496
===============================================================================


GENERAL MERCHANDISE STORES-3.13%

Target Corp.                                            112,745       4,651,859
===============================================================================


HEALTH CARE DISTRIBUTORS-1.25%

Cardinal Health, Inc.                                    55,204       1,865,343
===============================================================================


HEALTH CARE EQUIPMENT-1.58%

Baxter International Inc.                                48,475       2,351,037
===============================================================================


HOME IMPROVEMENT RETAIL-2.73%

Home Depot, Inc. (The)                                  154,118       4,056,386
===============================================================================


HOTELS, RESORTS & CRUISE LINES-1.26%

Marriott International, Inc.-Class A(c)                  79,452       1,871,889
===============================================================================


HOUSEHOLD APPLIANCES-1.31%

Whirlpool Corp.(c)                                       43,130       1,947,751
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-4.25%

Robert Half International, Inc.(c)                      263,550       6,330,471
===============================================================================


INDUSTRIAL CONGLOMERATES-1.92%

Tyco International Ltd. (Switzerland)                   120,560       2,864,506
===============================================================================


INDUSTRIAL MACHINERY-4.80%

Illinois Tool Works Inc.(c)                             121,934       3,999,435
-------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                         144,266       3,140,671
===============================================================================
                                                                      7,140,106
===============================================================================


INVESTMENT BANKING & BROKERAGE-2.41%

Morgan Stanley                                          152,068       3,594,887
===============================================================================


MANAGED HEALTH CARE-6.63%

Aetna Inc.                                              165,755       3,648,268
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 264,712       6,226,026
===============================================================================
                                                                      9,874,294
===============================================================================


MOVIES & ENTERTAINMENT-1.08%

Walt Disney Co. (The)                                    73,493       1,609,497
===============================================================================


OIL & GAS DRILLING-0.67%

Transocean Ltd. (Switzerland)(b)                         14,772         996,814
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-3.49%

Halliburton Co.                                         118,983       2,405,836
-------------------------------------------------------------------------------
Schlumberger Ltd.                                        57,041       2,794,439
===============================================================================
                                                                      5,200,275
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-5.49%

Bank of America Corp.                                   189,758       1,694,539
-------------------------------------------------------------------------------
Citigroup Inc.(c)                                       436,537       1,331,438
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    156,007       5,148,231
===============================================================================
                                                                      8,174,208
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LARGE CAP BASIC VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-0.97%

Unilever N.V. (Netherlands)                              73,182    $  1,446,909
===============================================================================


PHARMACEUTICALS-2.39%

Sanofi-Aventis S.A. (France)(c)                          61,853       3,559,406
===============================================================================


PROPERTY & CASUALTY INSURANCE-2.72%

XL Capital Ltd.-Class A(c)                              425,398       4,045,535
===============================================================================


PUBLISHING-1.13%

McGraw-Hill Cos., Inc. (The)(c)                          55,855       1,684,028
===============================================================================


REGIONAL BANKS-0.46%

Fifth Third Bancorp(c)                                  168,200         689,620
===============================================================================


SEMICONDUCTOR EQUIPMENT-8.20%

ASML Holding N.V. (Netherlands)                         367,700       7,471,760
-------------------------------------------------------------------------------
KLA-Tencor Corp.(c)                                     170,627       4,733,193
===============================================================================
                                                                     12,204,953
===============================================================================


SPECIALIZED FINANCE-4.29%

Moody's Corp.(c)                                        216,271       6,384,320
===============================================================================


SYSTEMS SOFTWARE-3.72%

CA Inc.                                                 136,648       2,357,178
-------------------------------------------------------------------------------
Microsoft Corp.                                         157,181       3,184,487
===============================================================================
                                                                      5,541,665
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $192,891,341)                                          145,928,988
===============================================================================



MONEY MARKET FUNDS-1.84%

Liquid Assets Portfolio-Institutional Class(d)        1,368,345       1,368,345
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              1,368,345       1,368,345
===============================================================================
     Total Money Market Funds (Cost $2,736,690)                       2,736,690
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.86% (Cost $195,628,031)                                  148,665,678
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-15.26%

Liquid Assets Portfolio-Institutional Class (Cost
  $22,711,358)(d)(e)                                 22,711,358      22,711,358
===============================================================================
TOTAL INVESTMENTS-115.12% (Cost $218,339,389)                       171,377,036
===============================================================================
OTHER ASSETS LESS LIABILITIES-(15.12)%                              (22,504,976)
===============================================================================
NET ASSETS-100.00%                                                 $148,872,060
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at April 30, 2009.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Financials                                                           23.5%
-------------------------------------------------------------------------
Information Technology                                               21.7
-------------------------------------------------------------------------
Consumer Discretionary                                               20.7
-------------------------------------------------------------------------
Health Care                                                          11.8
-------------------------------------------------------------------------
Industrials                                                          11.5
-------------------------------------------------------------------------
Energy                                                                4.2
-------------------------------------------------------------------------
Consumer Staples                                                      3.1
-------------------------------------------------------------------------
Materials                                                             1.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.0
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LARGE CAP BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $192,891,341)*                          $145,928,988
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       25,448,048
================================================================================
     Total investments, at value (Cost $218,339,389)                 171,377,036
================================================================================
Foreign currencies, at value (Cost $38,002)                               38,254
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        15,389
--------------------------------------------------------------------------------
  Fund shares sold                                                       102,971
--------------------------------------------------------------------------------
  Dividends                                                              312,273
--------------------------------------------------------------------------------
  Fund expenses absorbed                                                  16,679
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         29,488
--------------------------------------------------------------------------------
Other assets                                                              47,175
================================================================================
     Total assets                                                    171,939,265
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 156,169
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         22,711,358
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              97,471
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        40,109
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        62,098
================================================================================
     Total liabilities                                                23,067,205
================================================================================
Net assets applicable to shares outstanding                         $148,872,060
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $240,127,375
--------------------------------------------------------------------------------
Undistributed net investment income                                      682,381
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (44,977,585)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (46,960,111)
================================================================================
                                                                    $148,872,060
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 42,841,503
________________________________________________________________________________
================================================================================
Class B                                                             $ 10,241,200
________________________________________________________________________________
================================================================================
Class C                                                             $  8,358,794
________________________________________________________________________________
================================================================================
Class R                                                             $  1,395,570
________________________________________________________________________________
================================================================================
Class Y                                                             $    977,727
________________________________________________________________________________
================================================================================
Investor Class                                                      $ 13,597,746
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 71,459,520
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                5,928,052
________________________________________________________________________________
================================================================================
Class B                                                                1,480,720
________________________________________________________________________________
================================================================================
Class C                                                                1,208,598
________________________________________________________________________________
================================================================================
Class R                                                                  194,686
________________________________________________________________________________
================================================================================
Class Y                                                                  135,115
________________________________________________________________________________
================================================================================
Investor Class                                                         1,877,650
________________________________________________________________________________
================================================================================
Institutional Class                                                    9,868,694
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.23
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.23 divided by 94.50%)                   $       7.65
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       6.92
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       6.92
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.17
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.24
________________________________________________________________________________
================================================================================
Investor Class:
  Net asset value and offering price per share                      $       7.24
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.24
________________________________________________________________________________
================================================================================



* At April 30, 2009, securities with an aggregate value of $22,265,350 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LARGE CAP BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $72,589)                             $  1,735,935
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $122,857)                                                                           137,754
================================================================================================
     Total investment income                                                           1,873,689
================================================================================================


EXPENSES:

Advisory fees                                                                            402,148
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             9,559
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 48,442
------------------------------------------------------------------------------------------------
  Class B                                                                                 54,329
------------------------------------------------------------------------------------------------
  Class C                                                                                 38,762
------------------------------------------------------------------------------------------------
  Class R                                                                                  3,024
------------------------------------------------------------------------------------------------
  Investor Class                                                                          15,255
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                        263,968
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         312
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 12,433
------------------------------------------------------------------------------------------------
Other                                                                                    110,299
================================================================================================
     Total expenses                                                                      983,326
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (217,769)
================================================================================================
     Net expenses                                                                        765,557
================================================================================================
Net investment income                                                                  1,108,132
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(370,966))                                                       (14,684,026)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         111
================================================================================================
                                                                                     (14,683,915)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                                7,098,208
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       2,242
================================================================================================
                                                                                       7,100,450
================================================================================================
Net realized and unrealized gain (loss)                                               (7,583,465)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $ (6,475,333)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LARGE CAP BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                 2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                      $  1,108,132    $   2,382,314
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (14,683,915)     (28,682,041)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                          7,100,450     (156,303,782)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations           (6,475,333)    (182,603,509)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                        (695,321)        (257,135)
----------------------------------------------------------------------------------------------------------
  Class R                                                                         (15,243)              --
----------------------------------------------------------------------------------------------------------
  Class Y                                                                         (15,353)              --
----------------------------------------------------------------------------------------------------------
  Investor Class                                                                 (223,076)         (74,279)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (1,802,419)      (1,131,473)
==========================================================================================================
     Total distributions from net investment income                            (2,751,412)      (1,462,887)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              --       (9,225,360)
----------------------------------------------------------------------------------------------------------
  Class B                                                                              --       (3,781,042)
----------------------------------------------------------------------------------------------------------
  Class C                                                                              --       (2,059,162)
----------------------------------------------------------------------------------------------------------
  Class R                                                                              --         (181,802)
----------------------------------------------------------------------------------------------------------
  Investor Class                                                                       --       (2,664,534)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --      (11,312,968)
==========================================================================================================
     Total distributions from net realized gains                                      --       (29,224,868)
==========================================================================================================
Share transactions-net:
  Class A                                                                      (2,646,883)      (9,941,085)
----------------------------------------------------------------------------------------------------------
  Class B                                                                      (3,566,762)     (10,997,389)
----------------------------------------------------------------------------------------------------------
  Class C                                                                      (1,160,943)      (2,887,545)
----------------------------------------------------------------------------------------------------------
  Class R                                                                          65,010          551,247
----------------------------------------------------------------------------------------------------------
  Class Y                                                                         (10,969)       1,237,421
----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (1,092,578)        (668,370)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                             123,291       23,436,839
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            (8,289,834)         731,118
==========================================================================================================
     Net increase (decrease) in net assets                                    (17,516,579)    (212,560,146)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                         166,388,639      378,948,785
----------------------------------------------------------------------------------------------------------
  End of period (includes undistributed net investment income of $682,381
     and $2,325,661, respectively)                                           $148,872,060    $ 166,388,639
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LARGE CAP BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM LARGE CAP BASIC VALUE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

11        AIM LARGE CAP BASIC VALUE FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                             0.60%
-------------------------------------------------------------------
Next $1 billion                                              0.575%
-------------------------------------------------------------------
Over $2 billion                                              0.55%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 1.22% and 0.97% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $1,426 and reimbursed class level expenses of $212,038 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $292.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

12        AIM LARGE CAP BASIC VALUE FUND
limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $6,207 in front-end sales commissions from the sale of Class A shares and $0, $9,765, $588, and $0 from Class A, Class B, Class C, and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $158,898,961
--------------------------------------
Level 2                    12,478,075
--------------------------------------
Level 3                            --
======================================
                         $171,377,036
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities purchases of $1,320,033 and securities sales of $723,494, which resulted in net realized gains (losses) of $(370,966).

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,013.


13        AIM LARGE CAP BASIC VALUE FUND

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,043 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                   $25,750,989
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $10,526,401 and $27,561,502, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 13,312,645
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (64,817,679)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(51,505,034)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $222,882,070.




14        AIM LARGE CAP BASIC VALUE FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                       APRIL 30,                     OCTOBER 31,
                                                                        2009(a)                          2008
                                                              --------------------------     ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        609,203     $ 3,879,743        799,992     $  8,938,323
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        105,574         646,641        215,082        2,213,557
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        195,042       1,166,843        271,805        2,752,066
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         63,282         386,826        112,033        1,274,565
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                       9,582          59,181        136,134        1,237,421
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 137,782         885,197        203,797        2,241,011
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            318,667       2,035,275      1,956,712       25,923,662
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        101,978         652,661        622,968        8,808,762
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        261,282        3,511,629
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        143,836        1,933,154
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          2,400          15,243         12,967          181,802
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                          2,398          15,348             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  34,037         218,176        189,266        2,681,953
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            281,628       1,802,419        874,522       12,444,441
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        323,934       2,019,117        489,070        6,011,784
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (338,667)     (2,019,117)      (516,074)      (6,011,784)
========================================================================================================================
Reacquired:
  Class A(b)                                                  (1,474,899)     (9,198,404)    (2,846,551)     (33,699,954)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (368,231)     (2,194,286)      (916,365)     (10,710,791)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (395,320)     (2,327,786)      (656,585)      (7,572,765)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (52,095)       (337,059)       (84,537)        (905,120)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (12,999)        (85,498)            --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             (355,060)     (2,195,951)      (449,357)      (5,591,334)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (618,344)     (3,714,403)    (1,628,328)     (14,931,264)
========================================================================================================================
     Net increase (decrease) in share activity                (1,430,108)    $(8,289,834)      (808,331)    $    731,118
________________________________________________________________________________________________________________________
========================================================================================================================



(a) 44% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     135,004      $ 1,227,188
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (120,764)      (1,097,749)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                              (14,208)        (129,439)
     ____________________________________________________________________________________________________
     ====================================================================================================





15        AIM LARGE CAP BASIC VALUE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 7.55     $ 0.05        $(0.26)      $(0.21)     $(0.11)       $   --         $(0.11)      $ 7.23
Year ended 10/31/08           16.61       0.09         (7.83)       (7.74)      (0.04)        (1.28)         (1.32)        7.55
Year ended 10/31/07           15.64       0.06          1.76         1.82       (0.06)        (0.79)         (0.85)       16.61
Year ended 10/31/06           13.52       0.06          2.06         2.12          --            --             --        15.64
Year ended 10/31/05           12.36       0.02          1.14         1.16          --            --             --        13.52
Year ended 10/31/04           11.39       0.01          0.96         0.97          --            --             --        12.36
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      7.13       0.03         (0.24)       (0.21)         --            --             --         6.92
Year ended 10/31/08           15.83      (0.01)        (7.41)       (7.42)         --         (1.28)         (1.28)        7.13
Year ended 10/31/07           15.00      (0.06)         1.68         1.62          --         (0.79)         (0.79)       15.83
Year ended 10/31/06           13.06      (0.05)         1.99         1.94          --            --             --        15.00
Year ended 10/31/05           12.02      (0.07)         1.11         1.04          --            --             --        13.06
Year ended 10/31/04           11.15      (0.07)         0.94         0.87          --            --             --        12.02
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      7.13       0.03         (0.24)       (0.21)         --            --             --         6.92
Year ended 10/31/08           15.83      (0.01)        (7.41)       (7.42)         --         (1.28)         (1.28)        7.13
Year ended 10/31/07           14.99      (0.06)         1.69         1.63          --         (0.79)         (0.79)       15.83
Year ended 10/31/06           13.06      (0.05)         1.98         1.93          --            --             --        14.99
Year ended 10/31/05           12.02      (0.07)         1.11         1.04          --            --             --        13.06
Year ended 10/31/04           11.15      (0.07)         0.94         0.87          --            --             --        12.02
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      7.47       0.04         (0.26)       (0.22)      (0.08)           --          (0.08)        7.17
Year ended 10/31/08           16.45       0.06         (7.76)       (7.70)         --         (1.28)         (1.28)        7.47
Year ended 10/31/07           15.50       0.02          1.75         1.77       (0.03)        (0.79)         (0.82)       16.45
Year ended 10/31/06           13.44       0.02          2.04         2.06          --            --             --        15.50
Year ended 10/31/05           12.31       0.00          1.13         1.13          --            --             --        13.44
Year ended 10/31/04           11.36      (0.01)         0.96         0.95          --            --             --        12.31
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      7.55       0.06         (0.26)       (0.20)      (0.11)           --          (0.11)        7.24
Year ended 10/31/08(e)         9.09       0.01         (1.55)       (1.54)         --            --             --         7.55
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09      7.56       0.05         (0.26)       (0.21)      (0.11)           --          (0.11)        7.24
Year ended 10/31/08           16.64       0.09         (7.85)       (7.76)      (0.04)        (1.28)         (1.32)        7.56
Year ended 10/31/07           15.67       0.06          1.76         1.82       (0.06)        (0.79)         (0.85)       16.64
Year ended 10/31/06           13.55       0.06          2.06         2.12          --            --             --        15.67
Year ended 10/31/05           12.37       0.03          1.15         1.18          --            --             --        13.55
Year ended 10/31/04           11.39       0.03          0.95         0.98          --            --             --        12.37
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      7.63       0.06         (0.27)       (0.21)      (0.18)           --          (0.18)        7.24
Year ended 10/31/08           16.80       0.15         (7.91)       (7.76)      (0.13)        (1.28)         (1.41)        7.63
Year ended 10/31/07           15.82       0.15          1.77         1.92       (0.15)        (0.79)         (0.94)       16.80
Year ended 10/31/06           13.63       0.13          2.09         2.22       (0.03)           --          (0.03)       15.82
Year ended 10/31/05           12.38       0.10          1.15         1.25          --            --             --        13.63
Year ended 10/31/04(e)        12.62       0.04         (0.28)       (0.24)         --            --             --        12.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (2.58)%    $ 42,842           1.23%(d)          1.82%(d)        1.58%(d)        8%
Year ended 10/31/08          (50.30)       48,068           1.23              1.31            0.70           54
Year ended 10/31/07           12.08       121,287           1.23              1.24            0.39           29
Year ended 10/31/06           15.68       126,700           1.22              1.28            0.40           26
Year ended 10/31/05            9.38       129,410           1.35              1.37            0.15            9
Year ended 10/31/04            8.52       150,190           1.33              1.35            0.11           32
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (2.95)       10,241           1.98(d)           2.57(d)         0.83(d)         8
Year ended 10/31/08          (50.65)       14,839           1.98              2.06           (0.05)          54
Year ended 10/31/07           11.17        48,108           1.98              1.99           (0.36)          29
Year ended 10/31/06           14.86        60,627           1.97              2.03           (0.35)          26
Year ended 10/31/05            8.65        69,040           2.03              2.05           (0.53)           9
Year ended 10/31/04            7.80        84,896           1.98              2.00           (0.54)          32
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (2.95)        8,359           1.98(d)           2.57(d)         0.83(d)         8
Year ended 10/31/08          (50.65)       10,042           1.98              2.06           (0.05)          54
Year ended 10/31/07           11.25        26,123           1.98              1.99           (0.36)          29
Year ended 10/31/06           14.78        27,153           1.97              2.03           (0.35)          26
Year ended 10/31/05            8.65        26,593           2.03              2.05           (0.53)           9
Year ended 10/31/04            7.80        30,835           1.98              2.00           (0.54)          32
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (2.75)        1,396           1.48(d)           2.07(d)         1.33(d)         8
Year ended 10/31/08          (50.43)        1,352           1.48              1.56            0.45           54
Year ended 10/31/07           11.82         2,314           1.48              1.49            0.14           29
Year ended 10/31/06           15.33         1,736           1.47              1.53            0.15           26
Year ended 10/31/05            9.18         1,306           1.53              1.55           (0.03)           9
Year ended 10/31/04            8.36           991           1.48              1.50           (0.04)          32
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (2.40)          978           0.98(d)           1.57(d)         1.83(d)         8
Year ended 10/31/08(e)       (16.94)        1,028           0.98(f)           1.26(f)         0.95(f)        54
-------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     (2.57)       13,598           1.23(d)           1.82(d)         1.58(d)         8
Year ended 10/31/08          (50.33)       15,590           1.23              1.31            0.70           54
Year ended 10/31/07           12.06        35,232           1.23              1.24            0.39           29
Year ended 10/31/06           15.65        44,452           1.22              1.28            0.40           26
Year ended 10/31/05            9.54        62,838           1.28              1.30            0.22            9
Year ended 10/31/04            8.60        70,548           1.24              1.25            0.20           32
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     (2.39)       71,460           0.83(d)           0.83(d)         1.98(d)         8
Year ended 10/31/08          (50.07)       75,469           0.71              0.72            1.22           54
Year ended 10/31/07           12.62       145,886           0.72              0.72            0.90           29
Year ended 10/31/06           16.28        84,679           0.73              0.73            0.89           26
Year ended 10/31/05           10.10        92,214           0.76              0.77            0.74            9
Year ended 10/31/04(e)        (1.90)       18,745           0.80(f)           0.81(f)         0.64(f)        32
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $39,075 $10,956, $7,817, $1,219, $853, $12,305 and $62,935 for Class A,
     Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of October 3, 2008 and April 30, 2004 for Class Y and Institutional Class shares, respectively.
(f)  Annualized.


16        AIM LARGE CAP BASIC VALUE FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM LARGE CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $974.20        $6.02       $1,018.70       $6.16        1.23%
---------------------------------------------------------------------------------------------------
        B            1,000.00        970.50         9.67        1,014.98        9.89        1.98
---------------------------------------------------------------------------------------------------
        C            1,000.00        970.50         9.67        1,014.98        9.89        1.98
---------------------------------------------------------------------------------------------------
        R            1,000.00        972.50         7.24        1,017.46        7.40        1.48
---------------------------------------------------------------------------------------------------
        Y            1,000.00        976.00         4.80        1,019.93        4.91        0.98
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        974.30         6.02        1,018.70        6.16        1.23
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM LARGE CAP BASIC VALUE FUND

Supplement to Semiannual Report dated 4/30/09

AIM LARGE CAP BASIC VALUE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 the most recent Fund prospectus as of the
                                             For periods ended 4/30/09                    date of this supplement for Institutional
The following information has been                                                        Class shares was 0.72%. The expense ratios
prepared to provide Institutional Class      Inception                           -1.05%   presented above may vary from the expense
shareholders with a performance overview      5 Years                            -7.17    ratios presented in other sections of the
specific to their holdings. Institutional     1 Year                            -43.71    actual report that are based on expenses
Class shares are offered exclusively to       6 Months*                          -2.39    incurred during the period covered by the
institutional investors, including defined   ==========================================   report.
contribution plans that meet certain
criteria.                                    ==========================================      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
                                                                                          recent returns may be more or less than
                                             For periods ended 3/31/09, most recent       those shown. All returns assume
                                             calendar quarter-end                         reinvestment of distributions at NAV.
                                                                                          Investment return and principal value will
                                             Inception                           -3.01    fluctuate so your shares, when redeemed,
                                              5 Years                           -11.11    may be worth more or less than their
                                              1 Year                            -50.87    original cost. See full report for
                                              6 Months*                         -38.01    information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             *  Cumulative total return that has not      more information. For the most current
                                                been annualized                           month-end performance, please call 800
                                             ==========================================   4514246 or visit invescoaim.com.

                                             Institutional Class shares' inception date   (1) Total annual operating expenses less
                                             is April 30,2004. Returns since that date       any contractual fee waivers and/or
                                             are historical returns. All other returns       expense reimbursements by the advisor
                                             are blended returns of historical               in effect through at least June
                                             Institutional Class share performance and       30,2009. See current prospectus for
                                             restated Class A share performance (for         more information.
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is June 30, 1999.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.71%.(1) The total annual Fund
                                             operating expense ratio set forth in

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LCBV-INS-2   Invesco Aim Distributors, Inc.                                                       --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $976.10        $4.07       $1,020.68       $4.16        0.83%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM LARGE CAP BASIC VALUE FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                          invescoaim.com   LCBV-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]  AIM LARGE CAP GROWTH FUND
 --SERVICE MARK--   Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -5.03%
Class B Shares                                                                   -5.38
Class C Shares                                                                   -5.38
Class R Shares                                                                   -5.21
Class Y Shares                                                                   -4.91
Investor Class Shares                                                            -4.99
S&P 500 Index(Triangle) (Broad Market Index)                                     -8.52
Russell 1000 Growth Index(Triangle) (Style-Specific Index)                       -1.52
Lipper Large-Cap Growth Fund Index(Triangle) (Peer Group Index)                  -1.64

(Triangle) Lipper Inc.

The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000 --REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM LARGE CAP GROWTH FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 NOT REFLECT DEDUCTION OF TAXES A
                                                                                          SHAREHOLDER WOULD PAY ON FUND
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      DISTRIBUTIONS OR SALE OF FUND SHARES.
applicable sales charges                     quarter-end, including maximum applicable    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             sales charges                                FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
CLASS A SHARES                                                                            LOSS WHEN YOU SELL SHARES.
Inception (3/1/99)                  -2.51%   CLASS A SHARES
10 Years                            -3.03    Inception (3/1/99)                  -3.08%      THE NET ANNUAL FUND OPERATING EXPENSE
 5 Years                            -3.41    10 Years                            -3.76    RATIO SET FORTH IN THE MOST RECENT FUND
 1 Year                            -36.86     5 Years                            -4.96    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                              1 Year                            -36.72    FOR CLASS A, CLASS B, CLASS C, CLASS R,
CLASS B SHARES                                                                            CLASS Y AND INVESTOR CLASS SHARES WAS
Inception (4/5/99)                  -3.52%   CLASS B SHARES                               1.33%, 2.08%, 2.08%, 1.58%, 1.08% AND
10 Years                            -3.03    Inception (4/5/99)                  -4.10%   1.28%, RESPECTIVELY.(1) THE TOTAL ANNUAL
 5 Years                            -3.42     5 Years                            -4.99    FUND OPERATING EXPENSE RATIO SET FORTH IN
 1 Year                            -36.97     1 Year                            -36.87    THE MOST RECENT FUND PROSPECTUS AS OF THE
                                                                                          DATE OF THIS REPORT FOR CLASS A, CLASS B,
CLASS C SHARES                               CLASS C SHARES                               CLASS C, CLASS R, CLASS Y AND INVESTOR
Inception (4/5/99)                  -3.66%   Inception (4/5/99)                  -4.24%   CLASS SHARES WAS 1.36%, 2.11%, 2.11%,
10 Years                            -3.17     5 Years                            -4.60    1.61%, 1.11% AND 1.31%, RESPECTIVELY. THE
 5 Years                            -3.05     1 Year                            -34.21    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
 1 Year                            -34.32                                                 FROM THE EXPENSE RATIOS PRESENTED IN OTHER
                                             CLASS R SHARES                               SECTIONS OF THIS REPORT THAT ARE BASED ON
CLASS R SHARES                               10 Years                            -3.40%   EXPENSES INCURRED DURING THE PERIOD
10 Years                            -2.67%    5 Years                            -4.12    COVERED BY THIS REPORT.
 5 Years                            -2.57     1 Year                            -33.22
 1 Year                            -33.39                                                    CLASS A SHARE PERFORMANCE REFLECTS THE
                                             CLASS Y SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               10 Years                            -3.21%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
10 Years                            -2.47%    5 Years                            -3.88    APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                            -2.29     1 Year                            -33.01    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                            -33.09                                                 CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             INVESTOR CLASS SHARES                        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
INVESTOR CLASS SHARES                        10 Years                            -3.15%   THE BEGINNING OF THE SEVENTH YEAR. THE
10 Years                            -2.41%    5 Years                            -3.78    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                            -2.24     1 Year                            -33.04    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                            -33.12                                                 HAVE A FRONT-END SALES CHARGE; RETURNS
==========================================   ==========================================   SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS R SHARES' INCEPTION DATE IS JUNE          INVESTOR CLASS SHARES' INCEPTION DATE     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
3, 2002. RETURNS SINCE THAT DATE ARE         IS SEPTEMBER 30,2003. RETURNS SINCE THAT     ASSETS WITHIN THE FIRST YEAR. CLASS Y
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DATE ARE HISTORICAL RETURNS. ALL OTHER       SHARES AND INVESTOR CLASS SHARES DO NOT
BLENDED RETURNS OF HISTORICAL CLASS R        RETURNS ARE BLENDED RETURNS OF HISTORICAL    HAVE A FRONT-END SALES CHARGE OR A CDSC;
SHARE PERFORMANCE AND RESTATED CLASS A       INVESTOR CLASS SHARE PERFORMANCE AND         THEREFORE, PERFORMANCE IS AT NET ASSET
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      RESTATED CLASS A SHARE PERFORMANCE (FOR      VALUE.
THE INCEPTION DATE OF CLASS R SHARES) AT     PERIODS PRIOR TO THE INCEPTION DATE OF
NET ASSET VALUE, ADJUSTED TO REFLECT THE     INVESTOR CLASS SHARES) AT NET ASSET VALUE,      THE PERFORMANCE OF THE FUND'S SHARE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   WHICH RESTATED PERFORMANCE WILL REFLECT      CLASSES WILL DIFFER PRIMARILY DUE TO
R SHARES. CLASS A SHARES' INCEPTION DATE     THE HIGHER RULE 12B-1 FEES APPLICABLE TO     DIFFERENT SALES CHARGE STRUCTURES AND
IS MARCH 1, 1999.                            CLASS A SHARES FOR THE PERIOD USING          CLASS EXPENSES.
                                             BLENDED RETURNS. CLASS A SHARES' INCEPTION
   CLASS Y SHARES' INCEPTION DATE IS         DATE IS MARCH 1, 1999.                          HAD THE ADVISOR NOT WAIVED FEES AND/OR
OCTOBER 3, 2008; RETURNS SINCE THAT DATE                                                  REIMBURSED EXPENSES, PERFORMANCE WOULD
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE       THE PERFORMANCE DATA QUOTED REPRESENT     HAVE BEEN LOWER.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      PAST PERFORMANCE AND CANNOT GUARANTEE
PERFORMANCE AND RESTATED CLASS A SHARE       COMPARABLE FUTURE RESULTS; CURRENT           (1) Total annual operating expenses less
PERFORMANCE (FOR PERIODS PRIOR TO THE        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       any contractual fee waivers and/or
INCEPTION DATE OF CLASS Y SHARES) AT NET     VISIT INVESCOAIM.COM FOR THE MOST RECENT         expense reimbursements by the advisor
ASSET VALUE. THE RESTATED CLASS A SHARE      MONTH-END PERFORMANCE. PERFORMANCE FIGURES       in effect through at least June
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     REFLECT REINVESTED DISTRIBUTIONS, CHANGES        30, 2009. See current prospectus for
APPLICABLE TO CLASS A SHARES AS WELL AS      IN NET ASSET VALUE AND THE EFFECT OF THE         more information.
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    MAXIMUM SALES CHARGE UNLESS OTHERWISE
RECEIVED BY CLASS A SHARES. CLASS A          STATED. PERFORMANCE FIGURES DO
SHARES' INCEPTION DATE IS MARCH 1, 1999.


3   AIM LARGE CAP GROWTH FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
      [CROCKETT        shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
        PHOTO]         investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management,
    Bruce Crockett     strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to meat bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

      [TAYLOR             Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
       PHOTO]          believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but
    Philip Taylor      it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 959 4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist -- as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.91%

AEROSPACE & DEFENSE-8.32%

General Dynamics Corp.                                  222,996    $   11,522,204
---------------------------------------------------------------------------------
Lockheed Martin Corp.                                   707,279        55,542,620
---------------------------------------------------------------------------------
Raytheon Co.                                            349,666        15,815,393
---------------------------------------------------------------------------------
United Technologies Corp.                               231,392        11,301,185
=================================================================================
                                                                       94,181,402
=================================================================================


APPAREL RETAIL-0.96%

Ross Stores, Inc.                                       286,543        10,871,441
=================================================================================


APPLICATION SOFTWARE-3.99%

Adobe Systems Inc.(b)                                 1,195,710        32,702,668
---------------------------------------------------------------------------------
Intuit Inc.(b)                                          538,300        12,450,879
=================================================================================
                                                                       45,153,547
=================================================================================


AUTOMOTIVE RETAIL-2.56%

AutoZone, Inc.(b)(c)                                    173,887        28,933,058
=================================================================================


BIOTECHNOLOGY-6.24%

Amgen Inc.(b)                                           861,234        41,744,012
---------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                630,076        28,857,481
=================================================================================
                                                                       70,601,493
=================================================================================


COMMUNICATIONS EQUIPMENT-1.82%

Cisco Systems, Inc.(b)                                1,064,247        20,561,252
=================================================================================


COMPUTER HARDWARE-9.99%

Apple Inc.(b)                                           235,923        29,686,191
---------------------------------------------------------------------------------
Hewlett-Packard Co.                                   1,534,121        55,197,673
---------------------------------------------------------------------------------
International Business Machines Corp.                   272,927        28,168,796
=================================================================================
                                                                      113,052,660
=================================================================================


COMPUTER STORAGE & PERIPHERALS-1.08%

Western Digital Corp.(b)                                519,630        12,221,698
=================================================================================


CONSTRUCTION & ENGINEERING-1.56%

Fluor Corp.                                             465,606        17,632,499
=================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.57%

Joy Global Inc.(c)                                      252,809         6,446,630
=================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.09%

MasterCard, Inc.-Class A(c)                              67,011        12,293,168
=================================================================================


DEPARTMENT STORES-0.99%

Kohl's Corp.(b)                                         247,059        11,204,126
=================================================================================


DISTILLERS & VINTNERS-0.51%

Diageo PLC (United Kingdom)                             478,348         5,738,930
=================================================================================


EDUCATION SERVICES-1.47%

Apollo Group Inc.-Class A(b)                            265,000        16,681,750
=================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.79%

Waste Management, Inc.                                  337,200         8,993,124
=================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-1.74%

Syngenta AG (Switzerland)                                92,288        19,687,350
=================================================================================


HEALTH CARE EQUIPMENT-0.97%

Baxter International Inc.                               225,511        10,937,284
=================================================================================


HEALTH CARE SERVICES-1.14%

Express Scripts, Inc.(b)                                201,798        12,909,018
=================================================================================


HEAVY ELECTRICAL EQUIPMENT-1.12%

ABB Ltd. (Switzerland)(b)                               900,177        12,717,912
=================================================================================


HOME IMPROVEMENT RETAIL-1.55%

Sherwin-Williams Co. (The)                              310,349        17,578,167
=================================================================================


HYPERMARKETS & SUPER CENTERS-3.07%

Wal-Mart Stores, Inc.                                   688,900        34,720,560
=================================================================================


INSURANCE BROKERS-1.84%

Aon Corp.                                               493,222        20,813,968
=================================================================================


INTEGRATED OIL & GAS-4.92%

Exxon Mobil Corp.                                       227,718        15,181,959
---------------------------------------------------------------------------------
Marathon Oil Corp.                                      363,221        10,787,664
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              527,797        29,709,693
=================================================================================
                                                                       55,679,316
=================================================================================


INTERNET SOFTWARE & SERVICES-1.47%

Google Inc.-Class A(b)                                   41,865        16,577,284
=================================================================================


INVESTMENT BANKING & BROKERAGE-1.57%

Goldman Sachs Group, Inc. (The)                         137,944        17,725,804
=================================================================================


IT CONSULTING & OTHER SERVICES-3.77%

Accenture Ltd.-Class A                                1,447,938        42,612,815
=================================================================================


LIFE & HEALTH INSURANCE-1.11%

Unum Group                                              769,198        12,568,695
=================================================================================


MANAGED HEALTH CARE-1.95%

UnitedHealth Group Inc.                                 393,807         9,262,341
---------------------------------------------------------------------------------
WellPoint Inc.(b)                                       300,250        12,838,690
=================================================================================
                                                                       22,101,031
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LARGE CAP GROWTH FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
OIL & GAS DRILLING-0.84%

ENSCO International Inc.(c)                             335,651    $    9,492,210
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-1.03%

National-Oilwell Varco Inc.(b)                          384,824        11,652,471
=================================================================================


PHARMACEUTICALS-3.97%

Abbott Laboratories                                     205,895         8,616,706
---------------------------------------------------------------------------------
Johnson & Johnson                                       693,205        36,296,214
=================================================================================
                                                                       44,912,920
=================================================================================


PROPERTY & CASUALTY INSURANCE-1.73%

Chubb Corp. (The)                                       501,030        19,515,118
=================================================================================


RAILROADS-1.87%

Norfolk Southern Corp.                                  269,600         9,619,328
---------------------------------------------------------------------------------
Union Pacific Corp.                                     235,900        11,592,126
=================================================================================
                                                                       21,211,454
=================================================================================


RESTAURANTS-2.60%

Darden Restaurants, Inc.                                275,226        10,175,105
---------------------------------------------------------------------------------
McDonald's Corp.                                        361,400        19,259,006
=================================================================================
                                                                       29,434,111
=================================================================================


SEMICONDUCTORS-4.91%

Intel Corp.                                             667,741        10,536,953
---------------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)                      1,103,827        12,120,021
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)                                            1,148,183        12,136,294
---------------------------------------------------------------------------------
Xilinx, Inc.(c)                                       1,016,979        20,787,051
=================================================================================
                                                                       55,580,319
=================================================================================


SOFT DRINKS-1.21%

PepsiCo, Inc.                                           275,352        13,701,516
=================================================================================


SYSTEMS SOFTWARE-10.85%

BMC Software, Inc.(b)                                   749,969        26,001,425
---------------------------------------------------------------------------------
Microsoft Corp.                                       1,643,543        33,298,181
---------------------------------------------------------------------------------
Oracle Corp.                                          1,749,613        33,837,516
---------------------------------------------------------------------------------
Symantec Corp.(b)(c)                                  1,716,081        29,602,397
=================================================================================
                                                                      122,739,519
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.74%

America Movil S.A.B de C.V.-Series L-ADR (Mexico)       253,848         8,338,907
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,209,668,597)                                        1,107,774,527
=================================================================================



MONEY MARKET FUNDS-1.78%

Liquid Assets Portfolio-Institutional Class(d)       10,095,897        10,095,897
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             10,095,897        10,095,897
=================================================================================
     Total Money Market Funds (Cost $20,191,794)                       20,191,794
=================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.69% (Cost $1,229,860,391)                                1,127,966,321
=================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-5.79%

Liquid Assets Portfolio-Institutional Class (Cost
  $65,534,519)(d)(e)                                 65,534,519        65,534,519
=================================================================================
TOTAL INVESTMENTS-105.48% (Cost $1,295,394,910)                     1,193,500,840
=================================================================================
OTHER ASSETS LESS LIABILITIES-(5.48)%                                 (62,036,652)
=================================================================================
NET ASSETS-100.00%                                                 $1,131,464,188
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at April 30, 2009.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LARGE CAP GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Information Technology                                               39.0%
-------------------------------------------------------------------------
Health Care                                                          14.3
-------------------------------------------------------------------------
Industrials                                                          14.3
-------------------------------------------------------------------------
Consumer Discretionary                                               10.1
-------------------------------------------------------------------------
Energy                                                                6.8
-------------------------------------------------------------------------
Financials                                                            6.2
-------------------------------------------------------------------------
Consumer Staples                                                      4.8
-------------------------------------------------------------------------
Materials                                                             1.7
-------------------------------------------------------------------------
Telecommunication Services                                            0.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.1
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,209,668,597)*                        $ 1,107,774,527
-----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          85,726,313
===================================================================================
     Total investments, at value (Cost $1,295,394,910)                1,193,500,840
===================================================================================
Receivables for:
  Investments sold                                                       63,658,369
-----------------------------------------------------------------------------------
  Fund shares sold                                                          577,521
-----------------------------------------------------------------------------------
  Dividends                                                               1,072,144
-----------------------------------------------------------------------------------
  Fund expenses absorbed                                                    156,608
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           121,460
-----------------------------------------------------------------------------------
Other assets                                                                 66,761
===================================================================================
     Total assets                                                     1,259,153,703
___________________________________________________________________________________
===================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  58,882,282
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                  1,545,159
-----------------------------------------------------------------------------------
  Amount due custodian                                                       10,685
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            65,534,519
-----------------------------------------------------------------------------------
  Accrued fees to affiliates                                              1,119,880
-----------------------------------------------------------------------------------
  Accrued other operating expenses                                          210,691
-----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                          386,299
===================================================================================
     Total liabilities                                                  127,689,515
===================================================================================
Net assets applicable to shares outstanding                         $ 1,131,464,188
___________________________________________________________________________________
===================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 2,399,403,299
-----------------------------------------------------------------------------------
Undistributed net investment income                                         774,071
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (1,166,821,187)
-----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (101,891,995)
===================================================================================
                                                                    $ 1,131,464,188
___________________________________________________________________________________
===================================================================================



NET ASSETS:

Class A                                                             $   595,416,944
___________________________________________________________________________________
===================================================================================
Class B                                                             $   126,296,780
___________________________________________________________________________________
===================================================================================
Class C                                                             $    82,098,934
___________________________________________________________________________________
===================================================================================
Class R                                                             $     7,446,247
___________________________________________________________________________________
===================================================================================
Class Y                                                             $     5,728,562
___________________________________________________________________________________
===================================================================================
Investor Class                                                      $   179,989,680
___________________________________________________________________________________
===================================================================================
Institutional Class                                                 $   134,487,041
___________________________________________________________________________________
===================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  73,337,011
___________________________________________________________________________________
===================================================================================
Class B                                                                  16,692,527
___________________________________________________________________________________
===================================================================================
Class C                                                                  10,850,210
___________________________________________________________________________________
===================================================================================
Class R                                                                     930,278
___________________________________________________________________________________
===================================================================================
Class Y                                                                     704,888
___________________________________________________________________________________
===================================================================================
Investor Class                                                           22,005,792
___________________________________________________________________________________
===================================================================================
Institutional Class                                                      16,101,317
___________________________________________________________________________________
===================================================================================
Class A:
  Net asset value per share                                         $          8.12
-----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.12 divided by 94.50%)                   $          8.59
___________________________________________________________________________________
===================================================================================
Class B:
  Net asset value and offering price per share                      $          7.57
___________________________________________________________________________________
===================================================================================
Class C:
  Net asset value and offering price per share                      $          7.57
___________________________________________________________________________________
===================================================================================
Class R:
  Net asset value and offering price per share                      $          8.00
___________________________________________________________________________________
===================================================================================
Class Y:
  Net asset value and offering price per share                      $          8.13
___________________________________________________________________________________
===================================================================================
Investor Class:
  Net asset value and offering price per share                      $          8.18
___________________________________________________________________________________
===================================================================================
Institutional Class:
  Net asset value and offering price per share                      $          8.35
___________________________________________________________________________________
===================================================================================




* At April 30, 2009, securities with an aggregate value of $64,784,009 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $94,895)                             $  8,446,705
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $168,583)                                                                           558,456
================================================================================================
     Total investment income                                                           9,005,161
================================================================================================


EXPENSES:

Advisory fees                                                                          3,689,368
------------------------------------------------------------------------------------------------
Administrative services fees                                                             158,569
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,349
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                715,739
------------------------------------------------------------------------------------------------
  Class B                                                                                730,277
------------------------------------------------------------------------------------------------
  Class C                                                                                424,323
------------------------------------------------------------------------------------------------
  Class R                                                                                 17,680
------------------------------------------------------------------------------------------------
  Investor Class                                                                         146,678
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      3,137,755
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      19,033
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 27,866
------------------------------------------------------------------------------------------------
Other                                                                                    256,484
================================================================================================
     Total expenses                                                                    9,334,121
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)              (1,537,870)
================================================================================================
     Net expenses                                                                      7,796,251
================================================================================================
Net investment income                                                                  1,208,910
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (65,492,247)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (61,651)
================================================================================================
                                                                                     (65,553,898)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               (4,574,793)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      14,258
================================================================================================
                                                                                      (4,560,535)
================================================================================================
Net realized and unrealized gain (loss)                                              (70,114,433)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(68,905,523)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                               2009               2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $    1,208,910    $    (3,878,482)
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (65,553,898)        (8,299,036)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (4,560,535)      (810,379,241)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (68,905,523)      (822,556,759)
===========================================================================================================
Share transactions-net:
  Class A                                                                     (4,699,120)       (39,483,656)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                    (46,409,968)      (168,470,883)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                    (10,347,508)       (20,314,860)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        388,774            445,943
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                        517,807          5,981,922
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                             (13,189,865)       (28,879,171)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          4,632,505        (23,417,366)
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (69,107,375)      (274,138,071)
===========================================================================================================
     Net increase (decrease) in net assets                                  (138,012,898)    (1,096,694,830)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,269,477,086      2,366,171,916
===========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $774,071 and $(434,839), respectively)                               $1,131,464,188    $ 1,269,477,086
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM LARGE CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

12        AIM LARGE CAP GROWTH FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.57%, 1.07%, 1.32% and 1.07% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Also, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $37,268 and reimbursed class level expenses of $1,472,594 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $3,516.




13        AIM LARGE CAP GROWTH FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $46,637 in front-end sales commissions from the sale of Class A shares and $4,788, $129,049, $2,672 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,155,356,648
--------------------------------------
Level 2                     38,144,192
--------------------------------------
Level 3                             --
======================================
                        $1,193,500,840
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $24,492.


14        AIM LARGE CAP GROWTH FUND

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $3,815 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $993,937,939 of capital loss carryforward in the fiscal year ending October 31, 2009.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
October 31, 2009                                                                  $  626,953,135
------------------------------------------------------------------------------------------------
October 31, 2010                                                                     418,237,943
------------------------------------------------------------------------------------------------
October 31, 2011                                                                      35,095,604
------------------------------------------------------------------------------------------------
October 31, 2016                                                                       8,435,880
================================================================================================
Total capital loss carryforward                                                   $1,088,722,562
________________________________________________________________________________________________
================================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of March 27, 2006, the date the reorganization of AIM Blue Chip Fund into the Fund, are realized on securities held in the fund at such date of reorganization, the capitol loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $249,735,301 and $263,541,905, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  66,267,380
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (180,706,177)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(114,438,797)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,307,939,637.




15        AIM LARGE CAP GROWTH FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  APRIL 30, 2009(a)                 OCTOBER 31, 2008
                                                            ----------------------------     -----------------------------
                                                               SHARES          AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     5,387,249     $ 42,813,769       7,664,271     $  91,037,443
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,015,235        7,469,094       2,217,806        24,541,960
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       672,077        4,943,614       1,848,176        20,731,391
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       211,500        1,652,415         350,523         4,043,656
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    102,509          753,585         634,153         5,995,392
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                917,885        7,253,567       1,779,026        20,922,946
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,708,392       13,596,277       2,157,808        26,339,770
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     4,449,386       34,787,875       9,753,821       111,629,605
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (4,767,856)     (34,787,875)    (10,394,624)     (111,629,605)
==========================================================================================================================
Reacquired:
  Class A(b)                                                (10,611,002)     (82,300,764)    (21,220,031)     (242,150,704)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (2,637,912)     (19,091,187)     (7,407,571)      (81,383,238)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (2,111,420)     (15,291,122)     (3,764,156)      (41,046,251)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (166,847)      (1,263,641)       (312,503)       (3,597,713)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (30,092)        (235,778)         (1,682)          (13,470)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                          (2,594,285)     (20,443,432)     (4,273,164)      (49,802,117)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (1,142,899)      (8,963,772)     (4,475,993)      (49,757,136)
==========================================================================================================================
     Net increase (decrease) in share activity               (9,598,080)    $(69,107,375)    (25,444,140)    $(274,138,071)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     630,344      $ 5,963,052
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (593,682)      (5,616,232)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                              (36,392)        (346,820)
     ____________________________________________________________________________________________________
     ====================================================================================================





16        AIM LARGE CAP GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   NET ASSET                NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  VALUE, END    TOTAL      END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS   OF PERIOD  RETURN(a)   (000S OMITTED)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 8.55     $ 0.01(c)     $(0.44)      $(0.43)     $ 8.12       (5.03)%    $  595,417
Year ended 10/31/08           13.67      (0.01)(c)     (5.11)       (5.12)       8.55      (37.45)        633,595
Year ended 10/31/07           11.19      (0.04)(c)      2.52         2.48       13.67       22.16       1,064,817
Year ended 10/31/06           10.12      (0.01)         1.08         1.07       11.19       10.57         981,750
Year ended 10/31/05            9.16      (0.02)(e)      0.98         0.96       10.12       10.48         166,860
Year ended 10/31/04            8.88      (0.08)(c)      0.36         0.28        9.16        3.15         177,498
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      8.00      (0.02)(c)     (0.41)       (0.43)       7.57       (5.38)        126,297
Year ended 10/31/08           12.88      (0.09)(c)     (4.79)       (4.88)       8.00      (37.89)        184,573
Year ended 10/31/07           10.63      (0.12)(c)      2.37         2.25       12.88       21.17         497,990
Year ended 10/31/06            9.69      (0.07)         1.01         0.94       10.63        9.70         637,594
Year ended 10/31/05            8.82      (0.09)(e)      0.96         0.87        9.69        9.86         103,688
Year ended 10/31/04            8.61      (0.14)(c)      0.35         0.21        8.82        2.44         112,931
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      8.00      (0.02)(c)     (0.41)       (0.43)       7.57       (5.38)         82,099
Year ended 10/31/08           12.88      (0.09)(c)     (4.79)       (4.88)       8.00      (37.89)         98,284
Year ended 10/31/07           10.63      (0.12)(c)      2.37         2.25       12.88       21.17         182,975
Year ended 10/31/06            9.69      (0.07)         1.01         0.94       10.63        9.70         179,730
Year ended 10/31/05            8.83      (0.09)(e)      0.95         0.86        9.69        9.74          48,293
Year ended 10/31/04            8.62      (0.14)(c)      0.35         0.21        8.83        2.44          48,420
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      8.44       0.00(c)      (0.44)       (0.44)       8.00       (5.21)          7,446
Year ended 10/31/08           13.53      (0.04)(c)     (5.05)       (5.09)       8.44      (37.62)          7,474
Year ended 10/31/07           11.10      (0.07)(c)      2.50         2.43       13.53       21.89          11,465
Year ended 10/31/06           10.07      (0.03)         1.06         1.03       11.10       10.23          11,231
Year ended 10/31/05            9.13      (0.04)(e)      0.98         0.94       10.07       10.30           2,330
Year ended 10/31/04            8.87      (0.10)(c)      0.36         0.26        9.13        2.93           2,761
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      8.55       0.02(c)      (0.44)       (0.42)       8.13       (4.91)          5,729
Year ended 10/31/08(f)         9.46       0.00(c)      (0.91)       (0.91)       8.55       (9.62)          5,406
-------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09      8.61       0.02(c)      (0.45)       (0.43)       8.18       (4.99)        179,990
Year ended 10/31/08           13.76      (0.00)(c)     (5.15)       (5.15)       8.61      (37.43)        203,882
Year ended 10/31/07           11.25      (0.03)(c)      2.54         2.51       13.76       22.31         360,073
Year ended 10/31/06           10.18      (0.01)         1.08         1.07       11.25       10.51         347,621
Year ended 10/31/05            9.20      (0.01)(e)      0.99         0.98       10.18       10.65         358,498
Year ended 10/31/04            8.88      (0.05)(c)(h)   0.37         0.32        9.20        3.60(h)      376,905
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      8.77       0.03(c)      (0.45)       (0.42)       8.35       (4.79)        134,487
Year ended 10/31/08           13.94       0.06(c)      (5.23)       (5.17)       8.77      (37.09)        136,263
Year ended 10/31/07           11.35       0.04(c)       2.55         2.59       13.94       22.82         248,852
Year ended 10/31/06           10.21       0.05          1.09         1.14       11.35       11.17         135,466
Year ended 10/31/05            9.18       0.03(e)       1.00         1.03       10.21       11.22         123,368
Year ended 10/31/04(f)         9.13      (0.01)(c)      0.06         0.05        9.18        0.55          22,190
___________________________________________________________________________________________________________________
===================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        1.32%(d)          1.62%(d)        0.29%(d)       23%
Year ended 10/31/08              1.33              1.36           (0.09)          41
Year ended 10/31/07              1.33              1.34           (0.30)          55
Year ended 10/31/06              1.32              1.42           (0.17)          70
Year ended 10/31/05              1.47              1.56           (0.20)(e)      103
Year ended 10/31/04              1.54              1.55           (0.92)         111
----------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09        2.07(d)           2.37(d)        (0.46)(d)       23
Year ended 10/31/08              2.08              2.11           (0.84)          41
Year ended 10/31/07              2.08              2.09           (1.05)          55
Year ended 10/31/06              2.07              2.17           (0.92)          70
Year ended 10/31/05              2.15              2.24           (0.88)(e)      103
Year ended 10/31/04              2.19              2.20           (1.57)         111
----------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09        2.07(d)           2.37(d)        (0.46)(d)       23
Year ended 10/31/08              2.08              2.11           (0.84)          41
Year ended 10/31/07              2.08              2.09           (1.05)          55
Year ended 10/31/06              2.07              2.17           (0.92)          70
Year ended 10/31/05              2.15              2.24           (0.88)(e)      103
Year ended 10/31/04              2.19              2.20           (1.57)         111
----------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09        1.57(d)           1.87(d)         0.04(d)        23
Year ended 10/31/08              1.58              1.61           (0.34)          41
Year ended 10/31/07              1.58              1.59           (0.55)          55
Year ended 10/31/06              1.57              1.67           (0.42)          70
Year ended 10/31/05              1.65              1.74           (0.38)(e)      103
Year ended 10/31/04              1.69              1.70           (1.07)         111
----------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        1.07(d)           1.37(d)         0.54(d)        23
Year ended 10/31/08(f)           1.08(g)           1.27(g)         0.16(g)        41
----------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09        1.24(d)           1.54(d)         0.37(d)        23
Year ended 10/31/08              1.27              1.31           (0.03)          41
Year ended 10/31/07              1.24              1.25           (0.21)          55
Year ended 10/31/06              1.27              1.37           (0.12)          70
Year ended 10/31/05              1.34              1.43           (0.07)(e)      103
Year ended 10/31/04              1.19(h)           1.42           (0.57)(h)      111
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09        0.76(d)           0.77(d)         0.85(d)        23
Year ended 10/31/08              0.73              0.74            0.51           41
Year ended 10/31/07              0.72              0.72            0.30           55
Year ended 10/31/06              0.74              0.76            0.41           70
Year ended 10/31/05              0.81              0.88            0.46(e)       103
Year ended 10/31/04(f)           0.92(g)           0.93(g)        (0.30)(g)      111
________________________________________________________________________________________
========================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $577,336, $147,266, $85,568, $7,131, $5,156, $179,556 and $127,404 for
     Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%; $(0.11) and (1.04)%; $(0.11) and (1.04)%; $(0.06) and
     (0.54)%; $(0.03) and (0.23)% and $0.01 and 0.30% for Class A, Class B,
     Class C, Class R, Investor Class and Institutional Class shares, respectively.
(f) Commencement date of October 3, 2008 and April 30, 2004 for Class Y and Institutional Class shares, respectively.
(g)  Annualized.
(h) The advisor reimbursed Investor Class expenses related to an overpayment of 12b-1 fees of the INVESCO Growth Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses, the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been $(0.07), 1.41%, (0.79)% and 3.27%, respectively.



17        AIM LARGE CAP GROWTH FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $949.70        $6.38       $1,018.25       $ 6.61       1.32%
---------------------------------------------------------------------------------------------------
        B            1,000.00        946.20         9.99        1,014.53        10.34       2.07
---------------------------------------------------------------------------------------------------
        C            1,000.00        946.20         9.99        1,014.53        10.34       2.07
---------------------------------------------------------------------------------------------------
        R            1,000.00        947.90         7.58        1,017.01         7.85       1.57
---------------------------------------------------------------------------------------------------
        Y            1,000.00        950.90         5.18        1,019.49         5.36       1.07
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        950.10         6.00        1,018.65         6.21       1.24
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM LARGE CAP GROWTH FUND

Supplement to Semiannual Report dated 4/30/09

AIM LARGE CAP GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 most recent Fund prospectus as of the date
                                             For periods ended 4/30/09                    of this supplement for Institutional Class
The following information has been            10 Years                           -2.21%   shares was 0.74%. The expense ratios
prepared to provide Institutional Class        5 Years                           -1.77    presented above may vary from the expense
shareholders with a performance overview       1 Year                           -32.82    ratios presented in other sections of the
specific to their holdings. Institutional      6 Months*                         -4.79    actual report that are based on expenses
Class shares are offered exclusively to      ==========================================   incurred during the period covered by the
institutional investors, including defined                                                report.
contribution plans that meet certain         ==========================================
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 3/31/09, most recent       not indicative of future results. More
                                             calendar quarter-end                         recent returns may be more or less than
                                                                                          those shown. All returns assume
                                              10 Years                           -2.95    reinvestment of distributions at NAV.
                                               5 Years                           -3.36    Investment return and principal value will
                                               1 Year                           -32.71    fluctuate so your shares, when redeemed,
                                               6 Months*                        -24.52    may be worth more or less than their
                                                                                          original cost. See full report for
                                             *  Cumulative total return that has not      information on comparative benchmarks.
                                                been annualized                           Please consult your Fund prospectus for
                                             ==========================================   more information. For the most current
                                                                                          month-end performance, please call 800
                                             Institutional Class shares' inception date   4514246 or visit invescoaim.com.
                                             is April 30,2004. Returns since that date
                                             are historical returns. All other returns    (1) Total annual operating expenses less
                                             are blended returns of historical                any contractual fee waivers and/or
                                             Institutional Class share performance and        expense reimbursements by the advisor
                                             restated Class A share performance (for          in effect through at least June
                                             periods prior to the inception date of           30,2009. See current prospectus for
                                             Institutional Class shares) at net asset         more information.
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is March 1, 1999.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.73%.(1) The total annual Fund
                                             operating expense ratio set forth in the

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LCG-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $952.10        $3.68       $1,021.03       $3.81        0.76%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM LARGE CAP GROWTH FUND

[GO PAPERLESS
   GRAPHIC]
====================================================================================================================================
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This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington,
D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20,2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               invescoaim.com   LCG-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]  AIM SUMMIT FUND
 --SERVICE MARK--   Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -8.42%
Class B Shares                                                                   -8.72
Class C Shares                                                                   -8.73
Class P Shares                                                                   -8.37
Class Y Shares                                                                   -8.28
S&P 500 Index(Triangle) (Broad Market Index)                                     -8.52
Russell 1000 Growth Index(Triangle)(Style-Specific Index)                        -1.52
Lipper Multi-Cap Growth Funds Index(Triangle) (Peer Group Index)                 -0.74

(Triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER MULTI-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Multi-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Composite 1500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM SUMMIT FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (10/31/05)                -7.38%   CLASS A SHARES
 1 Year                            -40.70    Inception (10/31/05)                -8.84%
                                              1 Year                            -40.24
CLASS B SHARES
Inception (10/31/05)                -7.29%   CLASS B SHARES
 1 Year                            -40.58    Inception (10/31/05)                -8.77%
                                              1 Year                            -40.19
CLASS C SHARES
Inception (10/31/05)                -6.58%   CLASS C SHARES
 1 Year                            -38.29    Inception (10/31/05)                -8.02%
                                              1 Year                            -37.85
CLASS P SHARES
Inception (11/1/82)                  7.84%   CLASS P SHARES
10 Years                            -3.65    Inception (11/1/82)                  7.67%
 5 Years                            -1.14    10 Years                            -3.88
 1 Year                            -37.15     5 Years                            -2.64
                                              1 Year                            -36.68
CLASS Y SHARES
Inception                           -5.83%   CLASS Y SHARES
 1 Year                            -37.17    Inception                           -7.31%
                                              1 Year                            -36.74
==========================================   ==========================================

   CLASS Y SHARES' INCEPTION DATE IS         WAS 1.07%, 1.82%, 1.82%, 0.92% AND 0.82%,       THE PERFORMANCE OF THE FUND'S SHARE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       CLASSES WILL DIFFER PRIMARILY DUE TO
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    OPERATING EXPENSE RATIO SET FORTH IN THE     DIFFERENT SALES CHARGE STRUCTURES AND
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      MOST RECENT FUND PROSPECTUS AS OF THE DATE   CLASS EXPENSES.
PERFORMANCE AND RESTATED CLASS A SHARE       OF THIS REPORT FOR CLASS A, CLASS B, CLASS
PERFORMANCE (FOR PERIODS PRIOR TO THE        C, CLASS P AND CLASS Y SHARES WAS 1.08%,     (1)  Total annual operating expenses less
INCEPTION DATE OF CLASS Y SHARES) AT NET     1.83%, 1.83%, 0.93% AND 0.83%,                    any contractual fee waivers and/or
ASSET VALUE. THE RESTATED CLASS A SHARE      RESPECTIVELY. THE EXPENSE RATIOS PRESENTED        expense reimbursements by the advisor
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     ABOVE MAY VARY FROM THE EXPENSE RATIOS            in effect through at least June 30,
APPLICABLE TO CLASS A SHARES AS WELL AS      PRESENTED IN OTHER SECTIONS OF THIS REPORT        2009. See current prospectus for
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    THAT ARE BASED ON EXPENSES INCURRED DURING        more information.
RECEIVED BY CLASS A SHARES. CLASS A          THE PERIOD COVERED BY THIS REPORT.
SHARES' INCEPTION DATE IS OCTOBER 31, 2005.
                                                CLASS A SHARE PERFORMANCE REFLECTS THE
   THE PERFORMANCE DATA QUOTED REPRESENT     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
PAST PERFORMANCE AND CANNOT GUARANTEE        AND CLASS C SHARE PERFORMANCE REFLECTS THE
COMPARABLE FUTURE RESULTS; CURRENT           APPLICABLE CONTINGENT DEFERRED SALES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
VISIT invescoaim.com FOR THE MOST RECENT     CDSC ON CLASS B SHARES DECLINES FROM 5%
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    THE BEGINNING OF THE SEVENTH YEAR. THE
IN NET ASSET VALUE AND THE EFFECT OF THE     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
MAXIMUM SALES CHARGE UNLESS OTHERWISE        YEAR AFTER PURCHASE. CLASS P SHARES DO NOT
STATED. PERFORMANCE FIGURES DO NOT REFLECT   HAVE A FRONT-END SALES CHARGE OR
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CONTINGENT DEFERRED SALES CHARGE (CDSC);
ON FUND DISTRIBUTIONS OR SALE OF FUND        THEREFORE, RETURNS SHOWN ARE AT NET ASSET
SHARES. INVESTMENT RETURN AND PRINCIPAL      VALUE. CLASS Y SHARES DO NOT HAVE A
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    FRONT-END SALES CHARGE OR A CDSC;
A GAIN OR LOSS WHEN YOU SELL SHARES.         THEREFORE, PERFORMANCE IS AT NET ASSET
                                             VALUE. THE PERFORMANCE NUMBERS SHOWN DO
   THE NET ANNUAL FUND OPERATING EXPENSE     NOT REFLECT THE CREATION AND SALES CHARGES
RATIO SET FORTH IN THE MOST RECENT FUND      AND OTHER FEES ASSESSED BY THE AIM SUMMIT
PROSPECTUS AS OF THE DATE OF THIS REPORT     INVESTORS PLANS, WHICH WERE DISSOLVED
FOR CLASS A, CLASS B, CLASS C, CLASS P AND   EFFECTIVE DECEMBER 8, 2006.
CLASS Y SHARES


3   AIM SUMMIT FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
   [CROCKETT PHOTO]    shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
    Bruce Crockett     different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
    [TAYLOR PHOTO]     believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're
    Philip Taylor      experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM SUMMIT FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-87.68%

AEROSPACE & DEFENSE-8.06%

General Dynamics Corp.                                   160,461    $    8,291,020
----------------------------------------------------------------------------------
Honeywell International Inc.                             358,014        11,173,617
----------------------------------------------------------------------------------
Lockheed Martin Corp.                                    412,995        32,432,497
----------------------------------------------------------------------------------
Raytheon Co.                                             784,609        35,487,865
----------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   166,158         6,372,159
----------------------------------------------------------------------------------
United Technologies Corp.                                466,760        22,796,559
==================================================================================
                                                                       116,553,717
==================================================================================


AIR FREIGHT & LOGISTICS-0.28%

Expeditors International of Washington, Inc.             115,993         4,026,117
==================================================================================


APPAREL RETAIL-0.79%

Gap, Inc. (The)                                          739,367        11,489,763
==================================================================================


APPLICATION SOFTWARE-2.06%

Adobe Systems Inc.(b)                                    759,520        20,772,872
----------------------------------------------------------------------------------
Amdocs Ltd.(b)                                           197,007         4,123,357
----------------------------------------------------------------------------------
Intuit Inc.(b)                                           214,527         4,962,009
==================================================================================
                                                                        29,858,238
==================================================================================


BIOTECHNOLOGY-1.75%

Biogen Idec Inc.(b)                                      101,871         4,924,444
----------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                 443,660        20,319,628
==================================================================================
                                                                        25,244,072
==================================================================================


COMMUNICATIONS EQUIPMENT-4.42%

Cisco Systems, Inc.(b)                                   411,741         7,954,836
----------------------------------------------------------------------------------
Corning Inc.                                             341,440         4,991,853
----------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                  496,356         7,018,474
----------------------------------------------------------------------------------
QUALCOMM Inc.                                            336,291        14,231,835
----------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                      428,545        29,783,877
==================================================================================
                                                                        63,980,875
==================================================================================


COMPUTER HARDWARE-1.37%

Apple Inc.(b)                                             59,148         7,442,593
----------------------------------------------------------------------------------
International Business Machines Corp.                    120,230        12,408,938
==================================================================================
                                                                        19,851,531
==================================================================================


CONSTRUCTION & ENGINEERING-0.42%

Fluor Corp.                                              162,054         6,136,985
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.06%

MasterCard, Inc.-Class A                                 162,585        29,826,218
==================================================================================


DIVERSIFIED METALS & MINING-0.35%

BHP Billiton Ltd. (Australia)                            211,543         5,092,308
==================================================================================


EDUCATION SERVICES-0.71%

Apollo Group Inc.-Class A(b)                             162,559        10,233,089
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.09%

Waste Management, Inc.                                   589,189        15,713,671
==================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.90%

Monsanto Co.                                              55,858         4,741,786
----------------------------------------------------------------------------------
Mosaic Co. (The)                                          99,714         4,033,431
----------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)                49,411         4,273,557
==================================================================================
                                                                        13,048,774
==================================================================================


FOOD RETAIL-2.06%

Kroger Co. (The)                                       1,380,811        29,853,134
==================================================================================


FOOTWEAR-0.38%

NIKE, Inc.-Class B                                       103,952         5,454,361
==================================================================================


HEALTH CARE EQUIPMENT-8.42%

Baxter International Inc.                                776,545        37,662,432
----------------------------------------------------------------------------------
Becton, Dickinson and Co.                                679,740        41,110,675
----------------------------------------------------------------------------------
Medtronic, Inc.                                          999,894        31,996,608
----------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                                173,088         5,801,910
----------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                          157,964         5,271,259
==================================================================================
                                                                       121,842,884
==================================================================================


HEALTH CARE SERVICES-0.78%

Express Scripts, Inc.(b)                                 118,271         7,565,796
----------------------------------------------------------------------------------
Quest Diagnostics Inc.                                    73,148         3,754,687
==================================================================================
                                                                        11,320,483
==================================================================================


HOUSEHOLD PRODUCTS-9.14%

Clorox Co. (The)                                         200,959        11,263,752
----------------------------------------------------------------------------------
Colgate-Palmolive Co.                                  1,029,533        60,742,447
----------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             1,216,338        60,135,751
==================================================================================
                                                                       132,141,950
==================================================================================


HYPERMARKETS & SUPER CENTERS-1.11%

Wal-Mart Stores, Inc.                                    318,408        16,047,763
==================================================================================


INSURANCE BROKERS-0.91%

Aon Corp.                                                313,189        13,216,576
==================================================================================


INTEGRATED OIL & GAS-0.67%

Exxon Mobil Corp.                                         69,234         4,615,831
----------------------------------------------------------------------------------
Occidental Petroleum Corp.                                89,284         5,025,796
==================================================================================
                                                                         9,641,627
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SUMMIT FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-2.23%

eBay Inc.(b)                                             176,787    $    2,911,682
----------------------------------------------------------------------------------
Google Inc.-Class A(b)                                    74,012        29,306,532
==================================================================================
                                                                        32,218,214
==================================================================================


IT CONSULTING & OTHER SERVICES-3.85%

Accenture Ltd.-Class A                                 1,238,294        36,442,993
----------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)          578,998        14,353,360
----------------------------------------------------------------------------------
SAIC, Inc.(b)                                            273,908         4,957,735
==================================================================================
                                                                        55,754,088
==================================================================================


MANAGED HEALTH CARE-0.37%

UnitedHealth Group Inc.                                  226,743         5,332,995
==================================================================================


OIL & GAS DRILLING-0.36%

Transocean Ltd. (Switzerland)(b)                          77,841         5,252,711
==================================================================================


OIL & GAS REFINING & MARKETING-0.25%

Valero Energy Corp.                                      180,140         3,573,978
==================================================================================


PACKAGED FOODS & MEATS-4.58%

General Mills, Inc.                                      391,429        19,841,536
----------------------------------------------------------------------------------
Kellogg Co.                                            1,100,263        46,332,075
==================================================================================
                                                                        66,173,611
==================================================================================


PERSONAL PRODUCTS-0.45%

Chattem, Inc.(b)                                         117,220         6,436,550
==================================================================================


PHARMACEUTICALS-6.68%

Abbott Laboratories                                      654,095        27,373,876
----------------------------------------------------------------------------------
Johnson & Johnson                                      1,168,732        61,194,807
----------------------------------------------------------------------------------
Shire PLC (United Kingdom)                               640,787         8,000,118
==================================================================================
                                                                        96,568,801
==================================================================================


PROPERTY & CASUALTY INSURANCE-3.64%

ACE Ltd. (Switzerland)                                   490,082        22,700,598
----------------------------------------------------------------------------------
Chubb Corp. (The)                                        767,117        29,879,207
==================================================================================
                                                                        52,579,805
==================================================================================


PUBLISHING-0.43%

Morningstar, Inc.(b)                                     157,117         6,232,831
==================================================================================


RAILROADS-0.66%

Norfolk Southern Corp.                                   129,568         4,622,986
----------------------------------------------------------------------------------
Union Pacific Corp.                                      100,493         4,938,226
==================================================================================
                                                                         9,561,212
==================================================================================


RESTAURANTS-0.93%

McDonald's Corp.                                         252,771        13,470,167
==================================================================================


SEMICONDUCTORS-1.07%

Altera Corp.                                             233,658         3,810,962
----------------------------------------------------------------------------------
Intel Corp.                                              237,869         3,753,573
----------------------------------------------------------------------------------
Texas Instruments Inc.                                   210,584         3,803,147
----------------------------------------------------------------------------------
Xilinx, Inc.                                             200,540         4,099,038
==================================================================================
                                                                        15,466,720
==================================================================================


SOFT DRINKS-7.08%

Coca-Cola Co. (The)                                    1,402,000        60,356,100
----------------------------------------------------------------------------------
PepsiCo, Inc.                                            846,449        42,119,302
==================================================================================
                                                                       102,475,402
==================================================================================


SYSTEMS SOFTWARE-4.40%

Check Point Software Technologies Ltd. (Israel)(b)       192,731         4,465,577
----------------------------------------------------------------------------------
McAfee Inc.(b)                                           155,082         5,821,778
----------------------------------------------------------------------------------
Microsoft Corp.                                        2,388,160        48,384,122
----------------------------------------------------------------------------------
Symantec Corp.(b)                                        289,065         4,986,371
==================================================================================
                                                                        63,657,848
==================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.37%

W.W. Grainger, Inc.                                       64,510         5,411,099
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.60%

China Mobile Ltd. (China)                                470,104         4,050,006
----------------------------------------------------------------------------------
KDDI Corp. (Japan)                                         7,483        33,541,931
==================================================================================
                                                                        37,591,937
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,407,106,529)                                         1,268,332,105
==================================================================================



MONEY MARKET FUNDS-14.40%

Liquid Assets Portfolio-Institutional Class(c)       104,165,548       104,165,548
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             104,165,548       104,165,548
==================================================================================
     Total Money Market Funds (Cost $208,331,096)                      208,331,096
==================================================================================
TOTAL INVESTMENTS-102.08% (Cost $1,615,437,625)                      1,476,663,201
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.08)%                                  (30,053,944)
==================================================================================
NET ASSETS-100.00%                                                  $1,446,609,257
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SUMMIT FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Staples                                                     24.4%
-------------------------------------------------------------------------
Information Technology                                               21.5
-------------------------------------------------------------------------
Health Care                                                          18.0
-------------------------------------------------------------------------
Industrials                                                          10.9
-------------------------------------------------------------------------
Financials                                                            4.5
-------------------------------------------------------------------------
Consumer Discretionary                                                3.2
-------------------------------------------------------------------------
Telecommunication Services                                            2.6
-------------------------------------------------------------------------
Energy                                                                1.3
-------------------------------------------------------------------------
Materials                                                             1.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                12.3
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SUMMIT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,407,106,529)                         $1,268,332,105
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        208,331,096
==================================================================================
     Total investments, at value (Cost $1,615,437,625)               1,476,663,201
==================================================================================
Receivables for:
  Investments sold                                                      28,129,844
----------------------------------------------------------------------------------
  Fund shares sold                                                         137,472
----------------------------------------------------------------------------------
  Dividends                                                              2,788,821
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           57,443
----------------------------------------------------------------------------------
Other assets                                                                83,083
==================================================================================
     Total assets                                                    1,507,859,864
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 60,046,153
----------------------------------------------------------------------------------
  Fund shares reacquired                                                   306,387
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                               401,267
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         223,266
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         273,534
==================================================================================
     Total liabilities                                                  61,250,607
==================================================================================
Net assets applicable to shares outstanding                         $1,446,609,257
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,974,039,489
----------------------------------------------------------------------------------
Undistributed net investment income                                      7,374,338
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (396,026,736)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (138,777,834)
==================================================================================
                                                                    $1,446,609,257
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $   25,157,077
__________________________________________________________________________________
==================================================================================
Class B                                                             $    2,839,862
__________________________________________________________________________________
==================================================================================
Class C                                                             $    3,764,450
__________________________________________________________________________________
==================================================================================
Class P                                                             $1,403,783,659
__________________________________________________________________________________
==================================================================================
Class Y                                                             $    1,183,497
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $    9,880,712
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  3,019,453
__________________________________________________________________________________
==================================================================================
Class B                                                                    346,421
__________________________________________________________________________________
==================================================================================
Class C                                                                    459,613
__________________________________________________________________________________
==================================================================================
Class P                                                                167,858,824
__________________________________________________________________________________
==================================================================================
Class Y                                                                    142,062
__________________________________________________________________________________
==================================================================================
Institutional Class                                                      1,185,380
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $         8.33
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.33 divided by 94.50%)                   $         8.81
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $         8.20
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $         8.19
__________________________________________________________________________________
==================================================================================
Class P:
  Net asset value and offering price per share                      $         8.36
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $         8.33
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $         8.34
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SUMMIT FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $60,474)                            $  13,485,074
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                           1,215,046
================================================================================================
     Total investment income                                                          14,700,120
================================================================================================


EXPENSES:

Advisory fees                                                                          4,568,390
------------------------------------------------------------------------------------------------
Administrative services fees                                                             189,034
------------------------------------------------------------------------------------------------
Custodian fees                                                                            13,319
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 29,504
------------------------------------------------------------------------------------------------
  Class B                                                                                 14,947
------------------------------------------------------------------------------------------------
  Class C                                                                                 19,140
------------------------------------------------------------------------------------------------
  Class P                                                                                693,734
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, P and Y                                                1,505,549
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         559
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 35,868
------------------------------------------------------------------------------------------------
Other                                                                                     93,206
================================================================================================
     Total expenses                                                                    7,163,250
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (147,387)
================================================================================================
     Net expenses                                                                      7,015,863
================================================================================================
Net investment income                                                                  7,684,257
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(13,961))                                                       (394,864,790)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (666,568)
================================================================================================
                                                                                    (395,531,358)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              253,643,910
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (84,478)
================================================================================================
                                                                                     253,559,432
================================================================================================
Net realized and unrealized gain (loss)                                             (141,971,926)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(134,287,669)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SUMMIT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                               2009               2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    7,684,257    $    11,230,385
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (395,531,358)       103,761,257
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       253,559,432       (992,703,765)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (134,287,669)      (877,712,123)
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (140,189)           (54,298)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                             --             (1,045)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                             --               (481)
-----------------------------------------------------------------------------------------------------------
  Class P                                                                    (10,115,838)       (12,056,742)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                         (1,485)                --
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (71,660)                --
===========================================================================================================
     Total distributions from net investment income                          (10,329,172)       (12,112,566)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (1,599,393)          (172,545)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                       (202,968)           (41,100)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                       (265,043)           (18,906)
-----------------------------------------------------------------------------------------------------------
  Class P                                                                    (93,921,712)       (32,666,131)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                        (13,662)                --
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (654,161)                --
===========================================================================================================
     Total distributions from net realized gains                             (96,656,939)       (32,898,682)
===========================================================================================================
Share transactions-net:
  Class A                                                                      3,769,348         25,195,681
-----------------------------------------------------------------------------------------------------------
  Class B                                                                         82,038          2,290,492
-----------------------------------------------------------------------------------------------------------
  Class C                                                                         22,830          5,253,657
-----------------------------------------------------------------------------------------------------------
  Class P                                                                     83,859,545       (131,838,250)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                      1,004,393            250,118
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                            725,822         10,010,000
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           89,463,976        (88,838,302)
===========================================================================================================
     Net increase (decrease) in net assets                                  (151,809,804)    (1,011,561,673)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,598,419,061      2,609,980,734
===========================================================================================================
  End of period (includes undistributed net investment income of
     $7,374,338 and $10,019,253, respectively)                            $1,446,609,257    $ 1,598,419,061
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SUMMIT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class P, Class Y and Institutional Class. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class P, Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM SUMMIT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation)

12        AIM SUMMIT FUND
      until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $10 million                                            1.00%
-------------------------------------------------------------------
Next $140 million                                            0.75%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $121,177.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,957.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Fund has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class P, Class Y and Institutional Class shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C shares and Class P shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.10% of Class P shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $6,887 in front-end sales commissions from the sale of Class A shares and $0, $661 and $291 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.


13        AIM SUMMIT FUND

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,459,520,770
--------------------------------------
Level 2                     17,142,431
--------------------------------------
Level 3                             --
======================================
                        $1,476,663,201
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities purchases of $2,951,003 and securities sales of $128,311, which resulted in net realized gains (losses) of $(13,961).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $24,253.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $4,344 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2008.


14        AIM SUMMIT FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $474,343,027 and $551,269,106, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  55,506,734
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (194,745,484)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(139,238,750)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,615,901,951.


NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                   APRIL 30, 2009                  OCTOBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    1,055,598     $  9,111,208       2,679,401     $  35,774,684
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       80,117          667,178         370,004         5,018,172
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      131,416        1,081,026         477,619         6,293,364
-------------------------------------------------------------------------------------------------------------------------
  Class P                                                    5,921,260       50,126,808       8,007,696       110,158,101
-------------------------------------------------------------------------------------------------------------------------
  Class Y(a)                                                   118,995        1,001,407          22,820           250,419
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            --               --       1,097,402        10,010,000
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       65,863        1,539,897          15,026           221,181
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       23,798          193,957           2,832            41,197
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       30,798          250,698           1,257            18,289
-------------------------------------------------------------------------------------------------------------------------
  Class P                                                   12,354,219      102,417,547       2,980,553        43,992,954
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        1,826           15,065              --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        87,978          725,822              --                --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       42,003          350,586         136,065         1,806,992
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (42,660)        (350,586)       (138,026)       (1,806,992)
=========================================================================================================================
Reacquired:
  Class A(a)                                                  (747,542)      (7,232,343)       (978,638)      (12,607,176)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (52,639)        (428,511)        (76,387)         (961,885)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (160,312)      (1,308,894)        (86,627)       (1,057,996)
-------------------------------------------------------------------------------------------------------------------------
  Class P                                                   (8,222,396)     (68,684,810)    (20,909,802)     (285,989,305)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (1,546)         (12,079)            (33)             (301)
=========================================================================================================================
     Net increase (decrease) in share activity              10,686,776     $ 89,463,976      (6,398,838)    $ (88,838,302)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

CLASS                                                                        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------
Class Y                                                                      21,805     $ 239,419
-------------------------------------------------------------------------------------------------
Class A                                                                     (21,805)     (239,419)
_________________________________________________________________________________________________
=================================================================================================



(b)  Commencement date of October 3, 2008.


15        AIM SUMMIT FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 9.81     $ 0.04(c)     $(0.87)      $(0.83)     $(0.05)       $(0.60)        $(0.65)      $ 8.33
Year ended 10/31/08           15.42       0.05(c)      (5.40)       (5.35)      (0.06)        (0.20)         (0.26)        9.81
Year ended 10/31/07           12.74       0.05(c)       2.70         2.75       (0.07)           --          (0.07)       15.42
Year ended 10/31/06           11.38       0.04(c)       1.35         1.39       (0.03)           --          (0.03)       12.74
Year ended 10/31/05(e)        11.38         --            --           --          --            --             --        11.38
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      9.64       0.01(c)      (0.85)       (0.84)         --         (0.60)         (0.60)        8.20
Year ended 10/31/08           15.20      (0.05)(c)     (5.30)       (5.35)      (0.01)        (0.20)         (0.21)        9.64
Year ended 10/31/07           12.64      (0.05)(c)      2.66         2.61       (0.05)           --          (0.05)       15.20
Year ended 10/31/06           11.38      (0.05)(c)      1.34         1.29       (0.03)           --          (0.03)       12.64
Year ended 10/31/05(e)        11.38         --            --           --          --            --             --        11.38
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      9.63       0.01(c)      (0.85)       (0.84)         --         (0.60)         (0.60)        8.19
Year ended 10/31/08           15.20      (0.05)(c)     (5.31)       (5.36)      (0.01)        (0.20)         (0.21)        9.63
Year ended 10/31/07           12.64      (0.05)(c)      2.66         2.61       (0.05)           --          (0.05)       15.20
Year ended 10/31/06           11.38      (0.05)(c)      1.34         1.29       (0.03)           --          (0.03)       12.64
Year ended 10/31/05(e)        11.38         --            --           --          --            --             --        11.38
---------------------------------------------------------------------------------------------------------------------------------
CLASS P
Six months ended 04/30/09      9.85       0.05(c)      (0.88)       (0.83)      (0.06)        (0.60)         (0.66)        8.36
Year ended 10/31/08           15.47       0.07(c)      (5.42)       (5.35)      (0.07)        (0.20)         (0.27)        9.85
Year ended 10/31/07           12.77       0.07(c)       2.71         2.78       (0.08)           --          (0.08)       15.47
Year ended 10/31/06           11.38       0.07(c)       1.35         1.42       (0.03)           --          (0.03)       12.77
Year ended 10/31/05            9.93       0.04(f)       1.42         1.46       (0.01)           --          (0.01)       11.38
Year ended 10/31/04            9.19      (0.01)         0.75         0.74          --            --             --         9.93
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      9.81       0.05(c)      (0.87)       (0.82)      (0.06)        (0.60)         (0.66)        8.33
Year ended 10/31/08(e)        10.98       0.00(c)      (1.17)       (1.17)         --            --             --         9.81
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      9.81       0.06(c)      (0.87)       (0.81)      (0.06)        (0.60)         (0.66)        8.34
Year ended 10/31/08(e)        10.98       0.00(c)      (1.17)       (1.17)         --            --             --         9.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (8.42)%   $   25,157          1.13%(d)          1.15%(d)        0.93%(d)       37%
Year ended 10/31/08          (35.26)        25,529          1.06              1.07            0.34           79
Year ended 10/31/07           21.65         11,591          1.08              1.08            0.37           41
Year ended 10/31/06           12.23          4,584          1.19              1.19            0.32           76
Year ended 10/31/05(e)           --             10            --                --              --           31
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (8.72)         2,840          1.88(d)           1.90(d)         0.18(d)        37
Year ended 10/31/08          (35.70)         3,256          1.81              1.82           (0.41)          79
Year ended 10/31/07           20.74          2,727          1.83              1.83           (0.38)          41
Year ended 10/31/06           11.34            681          1.94              1.94           (0.43)          76
Year ended 10/31/05(e)           --             10            --                --              --           31
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (8.73)         3,764          1.88(d)           1.90(d)         0.18(d)        37
Year ended 10/31/08          (35.77)         4,408          1.81              1.82           (0.41)          79
Year ended 10/31/07           20.74            995          1.83              1.83           (0.38)          41
Year ended 10/31/06           11.34             63          1.94              1.94           (0.43)          76
Year ended 10/31/05(e)           --             10            --                --              --           31
-------------------------------------------------------------------------------------------------------------------
CLASS P
Six months ended 04/30/09     (8.37)     1,403,784          0.98(d)           1.00(d)         1.08(d)        37
Year ended 10/31/08          (35.17)     1,554,240          0.91              0.92            0.49           79
Year ended 10/31/07           21.85      2,594,668          0.92              0.94            0.52           41
Year ended 10/31/06           12.49      2,373,809          0.91              1.05            0.60           76
Year ended 10/31/05           14.71      2,242,529          0.93              1.08            0.36(f)        31
Year ended 10/31/04            8.05      2,081,288          0.96              1.16           (0.15)          31
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (8.28)         1,183          0.88(d)           0.90(d)         1.18(d)        37
Year ended 10/31/08(e)       (10.66)           224          0.85(g)           0.86(g)         0.55(g)        79
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     (8.17)         9,881          0.68(d)           0.70(d)         1.38(d)        37
Year ended 10/31/08(e)       (10.66)        10,762          0.80(g)           0.81(g)         0.60(g)        79
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $23,799, $3,014, $3,860, $1,398,967, $607 and $9,753 for Class
      A, Class B, Class C, Class P, Class Y and Institutional Class shares, respectively.
(e) Commencement date of October 31, 2005 for Class A, Class B and Class C shares and October 3, 2008 for Class Y and Institutional Class shares.
(f)   Net investment income per share and the ratio of net investment income
      (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.15%, respectively.
(g)   Annualized.



16        AIM SUMMIT FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM SUMMIT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $915.80        $5.37       $1,019.19       $5.66        1.13%
---------------------------------------------------------------------------------------------------
        B            1,000.00        912.80         8.92        1,015.47        9.39        1.88
---------------------------------------------------------------------------------------------------
        C            1,000.00        912.70         8.92        1,015.47        9.39        1.88
---------------------------------------------------------------------------------------------------
        P            1,000.00        916.30         4.66        1,019.93        4.91        0.98
---------------------------------------------------------------------------------------------------
        Y            1,000.00        917.20         4.18        1,020.43        4.41        0.88
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM SUMMIT FUND

Supplement to Semiannual Report dated 4/30/09

AIM SUMMIT FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 the expense ratios presented in other
                                             For periods ended 4/30/09                    sections of the actual report that are
The following information has been                                                        based on expenses incurred during the
prepared to provide Institutional Class      Inception                           -5.80%   period covered by the report.
shareholders with a performance overview      1 Year                            -37.09
specific to their holdings. Institutional     6 Months*                          -8.17       Please note that past performance is
Class shares are offered exclusively to      ==========================================   not indicative of future results. More
institutional investors, including defined                                                recent returns may be more or less than
contribution plans that meet certain         ==========================================   those shown. All returns assume
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 reinvestment of distributions at NAV.
                                             For periods ended 3/31/09, most recent       Investment return and principal value will
                                             calendar quarter-end                         fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Inception                           -7.28%   original cost. See full report for
                                              1 Year                            -36.66    information on comparative benchmarks.
                                              6 Months*                         -27.32    Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             *  Cumulative total return that has not      month-end performance, please call 800
                                                been annualized                           451 4246 or visit invescoaim.com.
                                             ==========================================
                                                                                          (1)  Total annual operating expenses less
                                             Institutional Class shares' inception date        any contractual fee waivers and/or
                                             is October 3, 2008. Returns since that            expense reimbursements by the advisor
                                             date are historical returns. All other            in effect through at least June
                                             returns are blended returns of historical         30,2009. See current prospectus for
                                             Institutional Class share performance and         more information.
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is October 31,
                                             2005.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.79%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.80%. The expense ratios
                                             presented above may vary from

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SUM-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $918.30        $3.23       $1,021.42       $3.41        0.68%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM SUMMIT FUND

[GO PAPERLESS GRAPHIC]

====================================================================================================================================
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   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,         [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco              --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   SUM-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 25, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 25, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: June 25, 2009

                                  EXHIBIT INDEX


12(a) (1)      Not applicable.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
               Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.